                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8326
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                          MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: December 31, 2003
-------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2004
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04


MFS(R) CAPITAL OPPORTUNITIES SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) CAPITAL OPPORTUNITIES SERIES

Objective: Seeks capital appreciation.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              13
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     18
----------------------------------------------------
TRUSTEES AND OFFICERS                             23
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. The U.S. Federal Reserve Board (the Fed) fulfilled these expectations with a rate increase of 0.25% on the last day of the period. The Bank of England, meanwhile, announced a pair of rate hikes and set the expectation for more in the future.

Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Mid East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

DETRACTORS FROM PERFORMANCE

The sectors that detracted the most from portfolio performance relative to the benchmark were leisure and retailing.

The portfolio suffered from both our overweighted position and from our selection of stocks in the leisure sector, making the sector the greatest inhibitor to the series' total and relative performance. Comcast, which was not a security held in the index, and Viacom weakened results and were the single biggest inhibitors of performance relative to the benchmark among all the stocks in the portfolio. Our position in Westwood One reduced performance as well.

In retailing, the portfolio was harmed by our stock selection in retailers such as Hot Topic, Kroger, Rite Aid, and Kohl's, which did not perform well during the period.

The series' cash position during the period was a detractor from relative performance. As with nearly all mutual funds, this series holds some cash to buy new holdings and to cover shareholder redemptions. In a period when equity markets rose, holding cash hurt performance against our benchmark, which has no cash position.

Other individual stocks that detracted from performance included Yahoo, Veritas, and Exxon. Yahoo and Exxon were not held in the portfolio at period-end but performed well during the period. This had the effect of detracting from relative performance.

CONTRIBUTORS TO PERFORMANCE

Stock selection and an overweighted position in the utilities and communications sector boosted relative results over the six-month period ended June 30, 2004. The two leading contributors to relative performance among all the stocks in the portfolio were found in this sector, AT&T Wireless Service and TXU Corp. Our position in AT&T Wireless was sold by period-end.

The portfolio benefited from an underweighted position in financial services stocks at a time when the sector underperformed the wider market and from select positions in the sector. Hartford Financial Services, for example, was the top contributor to relative performance among stocks in the sector and a leading contributor among all stocks in the portfolio.

The portfolio generated positive relative performance from its stock selection in the industrial goods and services sector. Tyco was the single biggest contributor.

Other individual holdings that contributed to performance were Nortel Networks in the technology sector and Owens-Illinois in the basic materials sector. The portfolio benefited from our decision to avoid a position in Intel, a holding in the benchmark, during a period in which the stock performed poorly.

    Respectfully,

/s/ S. Irfan Ali                                  /s/ Kenneth J. Enright

    S. Irfan Ali                                      Kenneth J. Enright
    Portfolio Manager                                 Portfolio Manager

Note to shareholders: Effective July 1, 2004, Alan T. Langsner and Katrina Mead have been added to the portfolio management team.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.
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

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PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

----------------
Average annual
----------------

                  Class
   Share        inception
   class          date        6-mo     1-yr      3-yr       5-yr      Life*
----------------------------------------------------------------------------
  Initial        8/14/96        --     15.98%     -6.99%     -3.18%    7.41%
----------------------------------------------------------------------------
  Service        5/01/00        --     15.65%     -7.20%     -3.36%    7.29%
----------------------------------------------------------------------------

----------------
Average annual
----------------

Comparative benchmark
----------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                         3.44%   19.10%     -0.69%     -2.20%    9.25%
----------------------------------------------------------------------------

----------------
Cumulative
----------------

   Share
   class
----------------------------------------------------------------------------
  Initial                      3.43%   15.98%    -19.53%    -14.91%   75.63%
----------------------------------------------------------------------------
  Service                      3.27%   15.65%    -20.07%    -15.69%   74.01%
----------------------------------------------------------------------------


Periods less than one year are actual, not annualized.

* For the period from the commencement of the series' investment operations, August 14, 1996, through June 30, 2004. Index information is from
  August 1, 1996.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

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PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio. It is categorized by broad-based asset classes.

Stocks - 98.0%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 90.6%
------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.4%
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                            47,850       $2,492,028
------------------------------------------------------------------------------------------------------------------------

Airlines - 0.4%
------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                           44,800         $751,296
------------------------------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.4%
------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                        20,950         $753,781
------------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 8.1%
------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                             28,100       $1,443,778
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            24,518        2,074,713
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                  70,182        3,263,463
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                      33,840        2,142,072
------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                       34,100          879,439
------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                           82,280        2,413,272
------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                              8,800          372,064
------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                               25,530        1,355,132
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,943,933
------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.9%
------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                     22,070       $1,204,360
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                   21,131        1,000,130
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                           15,400        1,031,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,236,290
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.4%
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                              44,700       $1,252,941
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                     120,890        3,337,773
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*^                                                                  27,730          770,617
------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                             9,700          168,586
------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                               9,410          289,358
------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                               5,100          190,230
------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                               25,100          441,258
------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*^                                                            16,400          523,652
------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                              22,530          536,214
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,510,629
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.3%
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                         4,820         $453,851
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                        32,820        1,771,624
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,225,475
------------------------------------------------------------------------------------------------------------------------
Business Services - 0.6%
------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    11,200         $435,568
------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                               5,900          354,000
------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                         11,500          295,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,085,348
------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%
------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                    23,990       $1,065,636
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                           51,010          887,064
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,952,700
------------------------------------------------------------------------------------------------------------------------
Computer Software - 8.8%
------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*^                                                                      11,600         $208,220
------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                        14,700          235,053
------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                                               18,400          151,248
------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                          58,600        1,644,316
------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*^                                                                      4,700          145,136
------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*^                                                                      16,500          822,195
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 250,050        7,141,428
------------------------------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                                                       50,540          916,290
------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                    73,203          873,312
------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.*^                                                                                  28,800          661,536
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  22,800          998,184
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                          47,800        1,324,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,120,978
------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                            17,340       $1,528,521
------------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.6%
------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                              15,360         $708,710
------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                           3,100          141,236
------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                          83,300        1,957,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,807,496
------------------------------------------------------------------------------------------------------------------------
Containers - 1.6%
------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                           124,220       $2,081,927
------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                   36,380          725,781
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,807,708
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 5.6%
------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                       8,900         $528,749
------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                     8,880          460,428
------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                             11,700          743,535
------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            122,940        3,983,256
------------------------------------------------------------------------------------------------------------------------
Molex, Inc.^                                                                                     14,500          465,160
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         103,060        3,415,408
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,596,536
------------------------------------------------------------------------------------------------------------------------
Electronics - 3.4%
------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                              6,400         $213,248
------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                             25,670        1,208,544
------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                         24,300          476,766
------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                          14,510          572,710
------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.^                                                                  8,730          457,627
------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                          14,800          465,312
------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.*                                                                                     9,200          188,600
------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                                54,300          779,205
------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                          24,740          598,213
------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                     25,100          836,081
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,796,306
------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                               22,940       $1,514,040
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                                                         9,470          527,858
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,041,898
------------------------------------------------------------------------------------------------------------------------
Entertainment - 4.0%
------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                               16,740         $618,543
------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               115,182        4,114,301
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  86,600        2,207,434
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,940,278
------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.5%
------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                        20,300         $853,006
------------------------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                                      25,440          463,008
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                                 233,130        1,216,939
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,532,953
------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.4%
------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                              36,000       $1,711,080
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                    12,240          659,491
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,370,571
------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                    18,790         $781,476
------------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.0%
------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                   25,700       $1,207,900
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                    12,300          533,943
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,741,843
------------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.1%
------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                    29,320       $1,239,650
------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                     28,780        1,222,287
------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                            21,870        1,153,861
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,615,798
------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%
------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                   42,210       $1,964,876
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                               27,050        1,928,124
------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                   59,800        1,190,020
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                          32,110        2,207,241
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,290,261
------------------------------------------------------------------------------------------------------------------------
Internet - 0.7%
------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                       4,800         $441,360
------------------------------------------------------------------------------------------------------------------------
InterActiveCorp*^                                                                                27,900          840,906
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,282,266
------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.2%
------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                     18,900         $344,925
------------------------------------------------------------------------------------------------------------------------

Machinery & Tools - 0.6%
------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                       3,000         $194,220
------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                         5,100          489,039
------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                             5,300          315,138
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $998,397
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.8%
------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*^                                                                   14,060         $403,522
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                        12,300          511,557
------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                                          19,300          634,198
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                         117,840        1,580,234
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,129,511
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.8%
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                  21,960       $1,069,891
------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                     7,200          344,016
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,413,907
------------------------------------------------------------------------------------------------------------------------
Oil Services - 5.1%
------------------------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                                                 28,860       $1,322,942
------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                            30,110        1,466,357
------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              97,675        2,588,388
------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                     60,010        2,273,779
------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                17,540        1,113,965
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $8,765,431
------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.2%
------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                      47,150       $1,688,913
------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*^                                                                        21,000          452,130
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,141,043
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.6%
------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                              52,430       $2,137,047
------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                  19,900        1,391,209
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               114,310        6,367,066
------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                54,830        2,604,425
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                     50,643        1,736,042
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           109,593        3,962,883
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $18,198,672
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.,"A"*                                                                       2,600         $112,710
------------------------------------------------------------------------------------------------------------------------

Restaurants - 0.2%
------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                          9,640         $398,710
------------------------------------------------------------------------------------------------------------------------

Specialty Stores - 1.6%
------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                7,900         $400,846
------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.^                                                                       14,600          189,070
------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                 31,080        1,094,016
------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.*^                                                                                17,300          354,477
------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.*^                                                            17,200          336,604
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                    15,100          442,581
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,817,594
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
------------------------------------------------------------------------------------------------------------------------
Andrew Corp.*^                                                                                   29,100         $582,291
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 3.0%
------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                                                    14,500         $483,865
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            119,510        2,832,387
------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                       34,600          689,924
------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                   51,500          672,590
------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.*^                                                                         22,000          309,540
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.*^                                                                      38,100          144,018
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,132,324
------------------------------------------------------------------------------------------------------------------------
Telephone Services - 4.4%
------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                227,730       $4,008,048
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    100,010        3,619,362
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,627,410
------------------------------------------------------------------------------------------------------------------------
Trucking - 0.9%
------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                       9,830         $803,013
------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.,"B"                                                                   9,930          746,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,549,451
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.7%
------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                  393,170       $1,698,494
------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                       29,970        1,214,085
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,912,579
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                           $156,331,324
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 7.4%
------------------------------------------------------------------------------------------------------------------------
Australia - 0.5%
------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd. Preferred, ADR (Broacast & Cable TV)                                             26,000         $854,880
------------------------------------------------------------------------------------------------------------------------

Bermuda - 0.7%
------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                                         17,400         $478,152
------------------------------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                                              4,920          208,018
------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                                                     15,800          421,860
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,108,030
------------------------------------------------------------------------------------------------------------------------
Brazil - 0.7%
------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)^                                               25,500       $1,212,525
------------------------------------------------------------------------------------------------------------------------

Canada - 2.0%
------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A" (Automotive)                                                      10,870         $925,798
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                                          497,200        2,481,028
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,406,826
------------------------------------------------------------------------------------------------------------------------
Finland - 1.3%
------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)                                                157,000       $2,282,780
------------------------------------------------------------------------------------------------------------------------

Ireland - 0.3%
------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR (Pharmaceuticals)*^                                                          23,600         $583,864
------------------------------------------------------------------------------------------------------------------------

South Korea - 0.1%
------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR (Electronics)                                                   1,000         $205,750
------------------------------------------------------------------------------------------------------------------------

Sweden - 0.5%
------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR (Telecommunications - Wireline)*^                           27,400         $819,808
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 1.3%
------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                                                 21,400         $501,402
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)                                          77,311        1,708,573
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,209,975
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                         $12,684,438
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $154,235,398)                                                                $169,015,762
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 6.0%
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    10,318,326      $10,318,326
------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 2.3%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.5%, dated 6/30/04, due 7/01/04, total to be received $3,997,167
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                                         $3,997       $3,997,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $168,550,724)                                                           $183,331,088
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (6.3)%                                                                      (10,796,668)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $172,534,420
------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS
Investments, at value, including $10,073,272 of securities on loan
(identified cost, $168,550,724)                                                          $183,331,088
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              770
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                             1,454,808
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                              78,338
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                             123,483
-----------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                       37
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $184,988,524
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                          $2,003,871
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          125,449
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                 10,318,326
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                3,515
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                                               703
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                                119
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                          2,121
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $12,454,104
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $172,534,420
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $243,493,221
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                         14,780,813
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (85,924,180)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                               184,566
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $172,534,420
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          13,832,858
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net asset value per share
  (net assets of $154,969,247 / 12,418,268 shares of beneficial interest outstanding)                                  $12.48
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net asset value per share
  (net assets of $17,565,173 / 1,414,590 shares of beneficial interest outstanding)                                    $12.42
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                   $939,909
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                      26,725
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                        (4,489)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $962,145
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                              $628,856
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         2,920
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                   29,634
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                              17,932
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            12,037
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 27,936
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      12,700
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                           28
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 18,218
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     1,309
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                  4,061
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement of expenses to investment adviser                                               17,438
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $773,069
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                            (509)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $772,560
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $189,585
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized gain on investments (identified cost basis)                                                          $10,937,656
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                              $(5,506,538)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                      (64)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                               $(5,506,602)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                               $5,431,054
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                             $5,620,639
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                        $189,585                $569,531
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                           10,937,656               2,362,802
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                 (5,506,602)             29,165,290
------------------------------------------------------------------------------------     ------------          --------------
Increase in net assets from operations                                                     $5,620,639             $32,097,623
------------------------------------------------------------------------------------     ------------          --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                                  $(551,552)              $(267,482)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service Class)                                                    (26,489)                     --
------------------------------------------------------------------------------------     ------------          --------------
Total distributions declared to shareholders                                                $(578,041)              $(267,482)
------------------------------------------------------------------------------------     ------------          --------------
Net increase in net assets from series share transactions                                  $4,842,200             $17,504,792
------------------------------------------------------------------------------------     ------------          --------------
Total increase in net assets                                                               $9,884,798             $49,334,933
------------------------------------------------------------------------------------     ------------          --------------

NET ASSETS

At beginning of period                                                                    162,649,622             113,314,689
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$184,566 and $573,022, respectively)                                                     $172,534,420            $162,649,622
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years, or, if shorter, the period of the series' operation. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                          YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/04          2003         2002         2001         2000         1999
                                                    (UNAUDITED)
Net asset value, beginning of period                   $12.11         $9.53       $13.55       $19.26       $21.74       $14.79
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)                         $0.02         $0.05        $0.02        $0.01        $0.01       $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.39          2.55        (4.03)       (4.32)       (0.66)        7.02
--------------------------------------------------    -------       -------      -------      -------      -------      -------
Total from investment operations                        $0.41         $2.60       $(4.01)      $(4.31)      $(0.65)       $7.00
--------------------------------------------------    -------       -------      -------      -------      -------      -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                             $(0.04)       $(0.02)      $(0.01)         $--+++       $--          $--
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                      --            --           --        (1.33)       (1.83)       (0.05)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions                              --            --           --        (0.07)          --           --
--------------------------------------------------    -------       -------      -------      -------      -------      -------
Total distributions declared to shareholders           $(0.04)       $(0.02)      $(0.01)      $(1.40)      $(1.83)      $(0.05)
--------------------------------------------------    -------       -------      -------      -------      -------      -------
Net asset value, end of period                         $12.48        $12.11        $9.53       $13.55       $19.26       $21.74
--------------------------------------------------    -------       -------      -------      -------      -------      -------
Total return (%)                                         3.43++       27.39       (29.69)      (23.48)       (3.66)       47.42
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                               0.90+         0.90         0.90         0.91         0.94         1.02
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             0.25+         0.45         0.21         0.06         0.03        (0.13)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         42            65          105          102          109          152
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $154,969      $150,436     $105,323     $163,014     $140,043      $63,172
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series' fiscal year, and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class shares. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April
    30, 2005. Prior to May 1, 2000, this fee was not greater than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                            $0.02**       $0.04        $0.02**      $0.00        $0.01**     $(0.02)**
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               0.88+         0.94         0.93         0.96         0.93         1.03
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             0.27+         0.41         0.18         0.01         0.04        (0.14)
-------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ** The waiver impact per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                             SIX MONTHS              YEARS ENDED 12/31                 PERIOD
                                                               ENDED          ----------------------------------        ENDED
                                                              6/30/04            2003         2002          2001      12/31/00*
                                                            (UNAUDITED)

Net asset value, beginning of period                             $12.05          $9.48       $13.51         $19.24       $21.83(+)
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)                                     $--+++       $0.02          $--+++      $(0.02)      $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   0.39           2.55        (4.03)         (4.31)       (2.57)
------------------------------------------------------------    -------        -------      -------        -------      -------
Total from investment operations                                  $0.39          $2.57       $(4.03)        $(4.33)      $(2.59)
------------------------------------------------------------    -------        -------      -------        -------      -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                       $(0.02)           $--          $--            $--          $--
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions                                                         --             --           --          (1.33)          --
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and foreign
currency transactions                                                --             --           --          (0.07)          --
------------------------------------------------------------    -------        -------      -------        -------      -------
Total distributions declared to shareholders                     $(0.02)           $--          $--         $(1.40)         $--
------------------------------------------------------------    -------        -------      -------        -------      -------
Net asset value, end of period                                   $12.42         $12.05        $9.48         $13.51       $19.24
------------------------------------------------------------    -------        -------      -------        -------      -------
Total return (%)                                                   3.27++        27.11       (29.83)        (23.68)      (11.86)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                         1.15+          1.15         1.13           1.11         1.12+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       0.01+          0.20        (0.01)         (0.14)       (0.11)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   42             65          105            102          109
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $17,565        $12,214       $7,992        $11,197       $8,201
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' "Other
    Expenses" during the series' fiscal year, and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Service Class shares. To the extent that the expense reimbursement fee exceeds the series'
    actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. To the extent actual expenses were over/under this limitation, the net investment income
    (loss) per share and the ratios would have been:

Net investment income (loss)                                        $--+++**     $0.02**        $--+++**    $(0.03)      $(0.01)**
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                         1.13+          1.19         1.16           1.16         1.11+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       0.03+          0.16        (0.04)         (0.19)       (0.10)+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
(+) The net asset value has been restated to reflect the first NAV available to the public. This change had no effect on the total return for the period.
 ** The waiver impact per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Capital Opportunities Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 52 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2004, the series' custodian fees were reduced by $443 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For six months ended June 30, 2004, the series' miscellaneous expenses were reduced by $66 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                                  12/31/03     12/31/02

        Distributions declared from ordinary
        income                                    $267,482      $68,974
        ---------------------------------------------------------------

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                          $573,022
        ---------------------------------------------------------------
        Capital loss carryforward                           (92,894,874)
        ---------------------------------------------------------------
        Unrealized appreciation                              16,320,452
        ---------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

        EXPIRATION DATE

        December 31, 2009                                  $(43,143,529)
        ---------------------------------------------------------------
        December 31, 2010                                   (49,751,345)
        ---------------------------------------------------------------
        Total                                              $(92,894,874)
        ---------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that "Other Expenses" do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class shares. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. At June 30, 2004, aggregate unreimbursed expenses amounted to $234,650.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $12,037, equivalent to 0.01436% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $29,345 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $207 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $76,747,398 and $69,837,923, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $172,517,687
              --------------------------------------------------
              Gross unrealized appreciation          $14,243,573
              --------------------------------------------------
              Gross unrealized depreciation           (3,430,172)
              --------------------------------------------------
              Net unrealized appreciation            $10,813,401
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                               Six months ended 6/30/04          Year ended 12/31/03
                                                                SHARES         AMOUNT          SHARES          AMOUNT

INITIAL CLASS SHARES
Shares sold                                                      802,538       $9,933,465      3,703,167      $39,438,421
-------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                     45,470          551,552         26,802          267,482
-------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                               (851,558)     (10,503,675)    (2,361,154)     (24,216,479)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                           (3,550)        $(18,658)     1,368,815      $15,489,424
-------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                      569,137       $6,917,867        457,595       $4,879,419
-------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                      2,193           26,488             --               --
-------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                               (170,644)      (2,083,497)      (286,858)      (2,864,051)
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                     400,686       $4,860,858        170,737       $2,015,368
-------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $916, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(8) SUBSEQUENT EVENT

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $40,068 resulted in an impact to net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            JP Morgan Chase Bank
MFS Fund Distributors, Inc.                            One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741             New York, NY 10081

PORTFOLIO MANAGERS
S. Irfan Ali
Kenneth J. Enright

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VVS-SEM 8/04 32M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) RESEARCH SERIES

A path for pursuing opportunity

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) RESEARCH SERIES

Objective: Seeks long-term growth of capital and future income.

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
LETTER FROM THE CEO                            1
------------------------------------------------
MANAGEMENT REVIEW                              3
------------------------------------------------
PERFORMANCE SUMMARY                            5
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       7
------------------------------------------------
FINANCIAL STATEMENTS                          12
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 17
------------------------------------------------
TRUSTEES AND OFFICERS                         22
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. The U.S. Federal Reserve Board fulfilled these expectations with a rate increase of 0.25% on the last day of the period.

Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Mid East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

KEY CONTRIBUTORS TO PERFORMANCE

The main contributor to the series' relative performance during the six-month period ended June 30, 2004, was stock selection in the technology sector. Four of the top seven contributors to the relative performance were technology companies: NetScreen Technologies, Nortel Networks, Marvell Technology Group, and Akamai Technologies. These companies are not tracked by the portfolio's benchmark, the S&P 500 Stock Index. Also in the technology sector we held an underweighted position in Intel during a period in which the stock underperformed the broader market. As a result, it was a primary contributor to relative performance.

Stock selection in the utilities and communications sector also helped relative results. The series' top individual contributor, Sprint PCS Group, came from this sector. By period end, Sprint had merged its cellular division PCS stock back into parent company's Sprint FON stock.

Stock selection in the basic materials sector bolstered returns as well, with Monsanto generating strong performance as one of the portfolio's top 10 relative contributors. Several other individual portfolio holdings also helped bolster performance, including Chicago Mercantile Exchange, Getty Images, and Tyco International. Several of these positions, including NetScreen Technologies, Intel, and Tyco had been sold from the portfolio by the end of the period.

DETRACTORS FROM PERFORMANCE

Stock selection in the leisure sector proved to be most problematic to relative performance during the six-month period, with Clear Channel Communications and Cumulus Media among the top individual detractors in the portfolio. Cumulus Media, which performed poorly during the period, is not tracked by the benchmark index.

Stock selection in the retailing sector also was one of the leading detractors from relative performance. Our holding in Hot Topic, which is not tracked by the S&P 500, struggled in particular.

Stock selection in the energy sector was another drag on relative performance. While our investment in Exxon Mobil added to absolute returns, our decision to hold a smaller weighting than that held by the benchmark hurt relative returns.

While technology was the top-performing sector during the period, several of our technology holdings encountered difficulties, including Agere Systems, Ascential Software, and Novellus Systems, which were among the portfolio's top detractors from relative performance. Other primary individual detractors included Franklin Resources, Tenet Healthcare, and Career Education. Our positions in Agere Systems, Exxon Mobil, and Novellus Systems were sold from the portfolio before the end of the period.

    Respectfully,

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

The committee of MFS research analysts is responsible for the day-to-day management of the series under the general supervision of Mr. Antonelli.

The views expressed in this report are those of the Director of Global Equity Research only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

--------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
--------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

--------------
Average annual
--------------
                  Class
   Share        inception
   class          date        6-mo     1-yr      3-yr       5-yr      Life*
----------------------------------------------------------------------------
  Initial        7/26/95        --     18.39%     -3.62%     -3.31%    7.11%
----------------------------------------------------------------------------
  Service        5/01/00        --     18.15%     -3.82%     -3.48%    7.01%
----------------------------------------------------------------------------

--------------
Average annual
--------------

Comparative benchmark
----------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                         3.44%   19.10%     -0.69%     -2.20%   10.04%
----------------------------------------------------------------------------

--------------
 Cumulative
--------------

   Share
   class
----------------------------------------------------------------------------
  Initial                      5.17%   18.39%    -10.47%    -15.48%   84.74%
----------------------------------------------------------------------------
  Service                      5.09%   18.15%    -11.02%    -16.24%   83.08%
----------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, July 26, 1995, through June 30, 2004. Index information is from
   August 1, 1995.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A portion of the returns shown is attributable to the receipt of non-recurring payments in settlement of two class action lawsuits. See Notes to Financial Statements.

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

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PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
--------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.9%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES         $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 88.4%
------------------------------------------------------------------------------------------------------------------------
Aerospace - 2.6%
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           169,100       $8,806,728
------------------------------------------------------------------------------------------------------------------------

Airlines - 1.3%
------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                          259,800       $4,356,846
------------------------------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                        34,400       $1,857,600
------------------------------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.0%
------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                        93,000       $3,346,140
------------------------------------------------------------------------------------------------------------------------

Automotive - 1.2%
------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                            66,600       $4,125,204
------------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 10.6%
------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            168,400       $8,652,392
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            80,480        6,810,218
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 204,388        9,504,042
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                      56,100        3,551,130
------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                              46,900        2,043,902
------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      215,900        5,568,061
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $36,129,745
------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.9%
------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                     31,900       $1,740,783
------------------------------------------------------------------------------------------------------------------------
Celgene Corp.*^                                                                                  17,200          984,872
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  114,000        5,395,620
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                           37,600        2,519,200
------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                112,600        2,634,840
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,275,315
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.5%
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                             115,300       $3,231,859
------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc.*^                                                                            96,500        1,622,165
------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                               7,800          239,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,093,874
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 6.8%
------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange^                                                                     14,900       $2,151,113
------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                        194,730        9,752,078
------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.^                                                                      224,600        3,703,654
------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                 46,700        4,250,167
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                        59,650        3,219,907
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $23,076,919
------------------------------------------------------------------------------------------------------------------------
Business Services - 3.8%
------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                                  86,800       $1,953,000
------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                               37,800        1,817,802
------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    90,700        3,527,323
------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                              92,020        5,521,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,819,325
------------------------------------------------------------------------------------------------------------------------

Chemicals - 4.4%
------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                   125,100       $5,556,942
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                          252,370        4,388,714
------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    133,300        5,132,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,077,706
------------------------------------------------------------------------------------------------------------------------
Computer Software - 4.3%
------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*^                                                                      20,500         $367,975
------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                        77,700        1,242,423
------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                          61,900        1,736,914
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 132,100        3,772,776
------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.*^                                                                                  82,800        1,901,916
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  38,700        1,694,286
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         148,700        4,118,990
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,835,280
------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.7%
------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                          58,000       $2,642,480
------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                            56,200        3,284,890
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*^                                                                     130,200        3,221,148
------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                             51,250        3,376,350
------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                         145,110        3,410,085
------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                             67,520        3,675,789
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $19,610,742
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            195,800       $6,343,920
------------------------------------------------------------------------------------------------------------------------

Electronics - 0.8%
------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*^                                                              106,000       $2,878,960
------------------------------------------------------------------------------------------------------------------------

Energy - Independent - 0.5%
------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                     47,900       $1,820,200
------------------------------------------------------------------------------------------------------------------------

Energy - Integrated - 1.5%
------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                  52,400       $5,034,592
------------------------------------------------------------------------------------------------------------------------

Entertainment - 0.7%
------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                               20,660         $763,387
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  70,200        1,789,398
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,552,785
------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                        28,200       $1,184,964
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                                 426,700        2,227,374
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,412,338
------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.2%
------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                              63,300       $3,008,649
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                    81,280        4,379,366
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,388,015
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.3%
------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                   97,200       $4,568,400
------------------------------------------------------------------------------------------------------------------------

General Merchandise - 2.7%
------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   134,220       $5,674,822
------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                     87,180        3,702,535
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,377,357
------------------------------------------------------------------------------------------------------------------------
Insurance - 3.0%
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                               90,750       $6,468,660
------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                   100,800        3,613,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $10,082,340
------------------------------------------------------------------------------------------------------------------------
Internet - 2.2%
------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                      19,400       $1,783,830
------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  158,000        5,740,140
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,523,970
------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                      27,700       $1,793,298
------------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 3.6%
------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*^                                                                   71,500       $2,052,050
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                        41,600        1,730,144
------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                                          82,800        2,720,808
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*^                                                                        436,480        5,853,197
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,356,199
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.1%
------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.*^                                                                               44,300       $1,477,848
------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                    42,870        2,395,576
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,873,424
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                   82,600       $1,703,212
------------------------------------------------------------------------------------------------------------------------

Oil Services - 0.9%
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 102,930       $3,114,662
------------------------------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.9%
------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                      85,300       $3,055,446
------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals - 4.7%
------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                              80,700       $3,289,332
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               172,270        9,595,439
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                            85,000        3,073,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,958,371
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.,"A"*                                                                     86,880       $3,766,248
------------------------------------------------------------------------------------------------------------------------

Specialty Stores - 1.3%
------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.^                                                                      157,900       $2,044,805
------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.*^                                                                               119,000        2,438,310
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,483,115
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.4%
------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                               48,670       $2,103,517
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         128,301        2,835,452
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,938,969
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.1%
------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                     36,500       $1,218,005
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            250,940        5,947,278
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,165,283
------------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.0%
------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                291,850       $5,136,560
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     47,320        1,712,511
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,849,071
------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%
------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                               95,310       $4,770,266
------------------------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 1.5%
------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                         27,590       $1,740,377
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                     52,200        1,737,738
------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                        38,000        1,744,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,222,315
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                           $302,444,180
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 10.5%
------------------------------------------------------------------------------------------------------------------------
Bermuda - 1.7%
------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                                        147,740       $4,059,895
------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                                                     68,400        1,826,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,886,175
------------------------------------------------------------------------------------------------------------------------
Brazil - 1.1%
------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)^                                               76,300       $3,628,065
------------------------------------------------------------------------------------------------------------------------

Canada - 2.5%
------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                                              57,400       $2,467,095
------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A" (Automotive)                                                      43,040        3,665,717
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                                          508,570        2,537,764
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $8,670,576
------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 2.0%
------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil Services)                                                              125,428       $3,323,842
------------------------------------------------------------------------------------------------------------------------
Noble Corp. (Oil Services)*                                                                      93,710        3,550,672
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,874,514
------------------------------------------------------------------------------------------------------------------------
Ireland - 0.3%
------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR (Pharmaceuticals)*^                                                          35,100         $868,374
------------------------------------------------------------------------------------------------------------------------

Japan - 0.5%
------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                                           172,000       $1,662,664
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 2.4%
------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                                                217,480       $5,095,556
------------------------------------------------------------------------------------------------------------------------
BP PLC (Energy - Integrated)*                                                                   373,100        3,294,036
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $8,389,592
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                         $35,979,960
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $321,076,767)                                                                $338,424,140
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.4%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04, at Amortized Cost                            $1,368       $1,368,000
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 6.6%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    22,435,271      $22,435,271
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $344,880,038)                                                           $362,227,411
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.9)%                                                                      (20,194,317)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $342,033,094
------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/04

ASSETS
Investments, at value, including $21,927,199 of securities on loan (identified cost,
$344,880,038)                                                                            $362,227,411
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              645
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                             5,493,846
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                             159,143
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                             305,317
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $368,186,362
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                          $3,248,876
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          381,419
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                 22,435,271
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                6,976
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                     401
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                                 86
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                              104
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                         80,135
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $26,153,268
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $342,033,094
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $665,694,535
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                         17,348,728
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (341,634,082)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                               623,913
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $342,033,094
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          24,624,062
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value, offering price and redemption price per share
  (net assets of $335,615,489 / 24,160,603 shares of beneficial interest
  outstanding)                                                                                                         $13.89
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value, offering price and redemption price per share
  (net assets of $6,417,605 / 463,459 shares of beneficial interest outstanding)                                       $13.85
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME

-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $2,119,034
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                      89,601
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                       (30,396)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,178,239
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $1,329,331
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         5,927
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                   62,332
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                               8,782
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            25,600
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 53,036
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      45,665
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                           41
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 18,630
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     2,025
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                  8,335
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,559,704
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (5,552)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,554,152
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $624,087
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions*                                                                 $21,450,594
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                 (2,245)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                $21,448,349
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                              $(4,247,438)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                     (731)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                               $(4,248,169)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                              $17,200,180
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                            $17,824,267
-----------------------------------------------------------------------------------------------------------------------------

* Includes proceeds received from a non-recurring cash settlement in the amount of $205,940 from a class action lawsuit against
  Rite Aid Corporation.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                        $624,087              $3,786,959
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                         21,448,349              10,442,359
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                 (4,248,169)             79,610,146
-----------------------------------------------------------------------------------     -------------           -------------
Increase in net assets from operations                                                    $17,824,267             $93,839,464
-----------------------------------------------------------------------------------     -------------           -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                                $(3,713,537)            $(3,318,731)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service Class)                                                    (74,698)                (24,750)
-----------------------------------------------------------------------------------     -------------           -------------
Total distributions declared to shareholders                                              $(3,788,235)            $(3,343,481)
-----------------------------------------------------------------------------------     -------------           -------------
Net decrease in net assets from series share transactions                                $(31,159,345)          $(226,467,787)
-----------------------------------------------------------------------------------     -------------           -------------
Total decrease in net assets                                                             $(17,123,313)          $(135,971,804)
-----------------------------------------------------------------------------------     -------------           -------------

NET ASSETS

At beginning of period                                                                    359,156,407             495,128,211
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$623,913 and $3,788,061, respectively)                                                   $342,033,094            $359,156,407
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semi-annual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                  SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED         -------------------------------------------------------------
                                                   6/30/04           2003         2002         2001           2000         1999
                                                 (UNAUDITED)

Net asset value, beginning of period               $13.35        $10.78       $14.32       $20.80           $23.34       $19.05
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income                               $0.02         $0.10        $0.06        $0.03            $0.01        $0.02
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                     0.67          2.55        (3.57)       (4.15)           (1.00)        4.52
-------------------------------------------------  ------        ------       ------       ------           ------       ------
Total from investment operations                    $0.69         $2.65       $(3.51)      $(4.12)          $(0.99)       $4.54
-------------------------------------------------  ------        ------       ------       ------           ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                         $(0.15)       $(0.08)      $(0.03)      $(0.00)+++       $(0.01)      $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions                          --            --           --        (2.32)           (1.54)       (0.21)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
and foreign currency transactions                      --            --           --        (0.04)              --           --
-------------------------------------------------  ------        ------       ------       ------           ------       ------
Total distributions declared to shareholders       $(0.15)       $(0.08)      $(0.03)      $(2.36)          $(1.55)      $(0.25)
-------------------------------------------------  ------        ------       ------       ------           ------       ------
Net asset value, end of period                     $13.89        $13.35       $10.78       $14.32           $20.80       $23.34
-------------------------------------------------  ------        ------       ------       ------           ------       ------
Total return (%)                                     5.17++^      24.71^^     (24.54)      (21.25)           (4.85)       24.05
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:

Expenses##                                           0.87+         0.88         0.87         0.89             0.85         0.86
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.36+         0.83         0.52         0.20             0.05         0.08
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     61           124           98           99               93           91
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $335,615      $352,464     $488,917     $808,889       $1,083,760     $883,578
-------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The series' total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net assets value per share, total return for the six months ended June 30, 2004 would have been 5.11%.
 ^^ The series' total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-
    recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investments transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended December 31, 2003 would have been 24.49%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                            SIX MONTHS               YEARS ENDED 12/31                PERIOD
                                                              ENDED          ---------------------------------         ENDED
                                                             6/30/04            2003         2002         2001       12/31/00*
                                                           (UNAUDITED)

Net asset value, beginning of period                            $13.30        $10.74       $14.27       $20.78         $23.13
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)                                     $0.01         $0.07        $0.04        $0.00+++      $(0.03)###
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                                  0.66          2.54        (3.56)       (4.15)         (2.32)
-----------------------------------------------------           ------        ------       ------       ------         ------
Total from investment operations                                 $0.67         $2.61       $(3.52)      $(4.15)        $(2.35)
-----------------------------------------------------           ------        ------       ------       ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                      $(0.12)       $(0.05)      $(0.01)         $--            $--
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                               --            --           --        (2.32)            --
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions                                       --            --           --        (0.04)            --
-----------------------------------------------------           ------        ------       ------       ------         ------
Total distributions declared to shareholders                    $(0.12)       $(0.05)      $(0.01)      $(2.36)           $--
-----------------------------------------------------           ------        ------       ------       ------         ------
Net asset value, end of period                                  $13.85        $13.30       $10.74       $14.27         $20.78
-----------------------------------------------------           ------        ------       ------       ------         ------
Total return (%)                                                  5.09++^      24.37^^     (24.72)      (21.39)        (10.16)++(+)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:

Expenses##                                                        1.13+         1.13         1.10         1.09           1.05+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      0.09+         0.58         0.32         0.00          (0.15)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                  61           124           98           99             93
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $6,418        $6,693       $6,211       $7,601         $3,543
-----------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
 (+) The total return previously reported for the period ended December 31, 2000 has been revised, from (4.98)% to (10.16)%.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ### The per share amount is not in accordance with the net investment income for the period because of the timing of sales of fund shares and the amount of per share net investment income at such time.
  ^  The series' total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net assets value per share, total return for the six months ended June 30, 2004 would have been 5.04%.
 ^^  The series' total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-
     recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investments transactions.
     The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended December 31, 2003 would have been 24.15%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 106 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The series was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the series received a partial cash settlement in the amount of $1,004,351, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.02 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended December, 31, 2003 would have been 0.22% lower per class.

The series was a participant in a class-action lawsuit against Rite Aid Corporation. On February 18, 2004 the series received a cash settlement in the amount of $205,940, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the six months ended June 30, 2004 would have been lower by 0.06% and 0.05% for the Initial Class and Service Class respectively.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2004, the series' custodian fees were reduced by $1,651 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For six months ended June 30, 2004, the series' miscellaneous expenses were reduced by $3,901 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and capital losses.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 were as follows:

                                               12/31/03               12/31/02
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                            $3,343,481             $1,791,706
------------------------------------------------------------------------------

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income             $3,788,061
              ----------------------------------------------------
              Capital loss carryforward               (360,380,698)
              ----------------------------------------------------
              Unrealized appreciation                   18,895,164
              ----------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, ($197,529,485) and December 31, 2010 ($162,851,213).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series' has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $25,600, equivalent to 0.01444% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $62,035 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $113 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $211,546,890 and $237,040,126, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $347,581,771
              --------------------------------------------------
              Gross unrealized appreciation          $22,448,787
              --------------------------------------------------
              Gross unrealized depreciation           (7,803,147)
              --------------------------------------------------
              Net unrealized appreciation            $14,645,640
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                 Six months ended 6/30/04              Year ended 12/31/03
                                                                 SHARES            AMOUNT           SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                                                         812,972       $11,237,388        2,139,614       $24,919,051
--------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                       274,670         3,713,537          297,424         3,319,587
--------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                (3,335,637)      (45,637,193)     (21,376,117)     (254,111,357)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                     (2,247,995)     $(30,686,268)     (18,939,079)    $(225,872,719)
--------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                         174,818        $2,399,335          363,095        $4,234,539
--------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                         5,537            74,698            2,221            24,749
--------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                  (220,117)       (2,947,110)        (440,510)       (4,854,356)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                        (39,762)        $(473,077)         (75,194)        $(595,068)
--------------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $432, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(8) SUBSEQUENT EVENT

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $232,837 resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER        PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                      DURING THE PAST FIVE YEARS
-------------------               ----------------       ---------------        ----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications) Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President
------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.


The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect
Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                      CUSTODIANS
Massachusetts Financial Services Company                                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                             JP Morgan Chase Bank
MFS Fund Distributors, Inc.                                             One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741                              New York, NY 10081

DIRECTOR OF GLOBAL EQUITY RESEARCH
David A. Antonelli

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the
Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VFR-SEM 8/04 48M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) INVESTORS TRUST SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) INVESTORS TRUST SERIES

Objective: Seeks to provide long-term growth of capital with a secondary objective to seek reasonable current income.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              12
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     17
----------------------------------------------------
TRUSTEES AND OFFICERS                             23
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. The U.S. Federal Reserve Board (the Fed) fulfilled these expectations with a rate increase of 0.25% on the last day of the period. The Bank of England, meanwhile, announced a pair of rate hikes and set the expectation for more in the future.

Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Mid East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

DETRACTORS TO PERFORMANCE

The three principal detractors from performance were the leisure, technology, and financial services sectors. In each case the main source of underperformance was stock selection. An overweighted position in the leisure sector also hurt performance.

The primary detractor in leisure was our overweighted position in Viacom. In addition, our positions in Fox Entertainment and Echostar, which are not in the S&P 500 Stock Index, the series' benchmark, were negative contributors as both stocks performed poorly.

The leading detractor among technology sector holdings was Nortel Networks which performed poorly and is not tracked by the benchmark. Not owning cellular communications products firm Qualcomm, a holding in the benchmark, also detracted from relative results as the stock, which we had felt was highly valued, continued to advance over the period.

Other stocks that performed poorly were Tenet Healthcare, Vodafone, Exxon Mobil and Union Pacific. As of period-end, Tenet, Exxon Mobil, and Union Pacific were no longer holdings in the series.

The series' cash position also detracted from relative performance. This series holds some cash to buy new holdings and to cover investor redemptions. In a period when equity markets outperformed cash, holding any cash hurt performance against our benchmark, the S&P 500, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Retailing, industrial goods and services, and basic materials were the sectors that provided the largest positive contribution to relative performance to the series.

Our underweight position in retail stock Wal-Mart was the largest single positive contributor to performance. We sold our position in Wal-Mart during the period. Stock selection and an overweighting in industrial goods and services were both contributors to relative performance. Our overweighted position in Tyco was a positive contributor to relative performance.

In basic materials, our overweighted position in Monsanto helped boost relative performance.

As we noted above, technology was one of our more disappointing sectors during the period. However, an underweighted position in tech stock Intel was a leading positive contributor to the trust's relative performance.

Other stocks that performed well were Reckitt Benckiser, British Petroleum, and Harley-Davidson. Our underweighted position in Pfizer, which performed below the benchmark, was also a positive. As of period-end, Pfizer was no longer a holding in the series.

    Respectfully,

/s/ John D. Laupheimer, Jr.

    John D. Laupheimer, Jr.
    Portfolio Manager

Note to shareholders: Effective February 17, 2004, Brooks Taylor is no longer a manager of the fund. Effective July 1, 2004, T. Kevin Beatty was added as a manager of the fund.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION UNITS.

TOTAL RETURNS

------------------
Average annual
------------------

                  Class
   Share        inception
   class          date        6-mo     1-yr      3-yr       5-yr      Life*
----------------------------------------------------------------------------
  Initial        10/9/95        --     14.66%     -2.57%     -3.54%    7.39%
----------------------------------------------------------------------------
  Service        5/01/00        --     14.34%     -2.79%     -3.72%    7.27%
----------------------------------------------------------------------------

------------------
Average annual
------------------

Comparative benchmark
----------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                         3.44%   19.10%     -0.69%     -2.20%    9.69%
----------------------------------------------------------------------------

------------------
Cumulative
------------------

   Share
   class
----------------------------------------------------------------------------
  Initial                      2.24%   14.66%     -7.51%    -16.50%   86.22%
----------------------------------------------------------------------------
  Service                      2.11%   14.34%     -8.15%    -17.29%   84.47%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, October 9, 1995, through June 30, 2004. Index information is from
  October 1, 1995.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 95.9%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 85.7%
------------------------------------------------------------------------------------------------------------------------
Aerospace - 3.8%
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           196,060      $10,210,805
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       144,800       13,246,304
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $23,457,109
------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                        83,500       $4,509,000
------------------------------------------------------------------------------------------------------------------------

Automotive - 0.9%
------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                                           89,830       $5,564,070
------------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 10.6%
------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            175,800       $9,032,604
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                           148,700       12,582,994
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 304,863       14,176,130
------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                      65,300        4,587,325
------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                      181,350       12,941,136
------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      176,000        4,539,040
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                               124,030        7,098,237
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $64,957,466
------------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.2%
------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                     79,200       $4,321,944
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  119,230        5,643,156
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                           57,130        3,827,710
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,792,810
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*^                                                                     96,000       $1,398,720
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                             184,391        5,168,480
------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                            47,800          830,764
------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                              11,150          342,863
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,740,827
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.5%
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        28,380       $2,672,261
------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                                34,760        3,163,508
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       178,840        9,653,783
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,489,552
------------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    40,870       $1,589,434
------------------------------------------------------------------------------------------------------------------------

Chemicals - 5.0%
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                190,500       $7,753,350
------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                   127,480        5,662,662
------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    122,650        4,722,025
------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                             52,490        3,280,100
------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   229,280        9,150,565
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $30,568,702
------------------------------------------------------------------------------------------------------------------------

Computer Software - 4.4%
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 710,518      $20,292,394
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  59,000        2,583,020
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         161,290        4,467,733
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $27,343,147
------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%
------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                      54,300       $1,693,074
------------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.7%
------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           113,860       $6,655,117
------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                            100,840        6,643,339
------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                         125,510        2,949,485
------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            124,800        6,794,112
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $23,042,053
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.4%
------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            504,563      $16,347,841
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         324,730       10,761,552
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $27,109,393
------------------------------------------------------------------------------------------------------------------------
Electronics - 2.9%
------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            153,130       $7,209,360
------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                     222,440        6,139,344
------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         184,230        4,454,681
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $17,803,385
------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                              84,400       $5,039,524
------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                    155,620        5,913,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $10,953,084
------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 1.1%
------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                  71,740       $6,892,779
------------------------------------------------------------------------------------------------------------------------

Entertainment - 2.4%
------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                             216,880       $5,790,696
------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               116,741        4,169,989
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 184,400        4,700,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,661,041
------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       142,970       $6,007,599
------------------------------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.4%
------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                             135,000       $6,416,550
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   151,041        8,138,089
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,554,639
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                   39,600       $1,861,200
------------------------------------------------------------------------------------------------------------------------

General Merchandise - 2.8%
------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   159,000       $6,722,520
------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    241,380       10,251,409
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $16,973,929
------------------------------------------------------------------------------------------------------------------------

Insurance - 2.7%
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              200,008      $14,256,570
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                          33,510        2,303,477
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $16,560,047
------------------------------------------------------------------------------------------------------------------------
Internet - 1.4%
------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                      42,700       $3,926,265
------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   137,500        4,995,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $8,921,640
------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.2%
------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                84,240       $6,692,026
------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                      69,300        4,486,482
------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                        27,780        2,663,824
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,842,332
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                       117,320       $4,879,339
------------------------------------------------------------------------------------------------------------------------

Medical Equipment - 2.4%
------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      141,550       $4,884,891
------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                         65,100        2,786,280
------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                    97,590        5,453,329
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                  30,300        1,476,216
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,600,716
------------------------------------------------------------------------------------------------------------------------
Oil Services - 2.1%
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 223,780       $6,771,583
------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                    101,420        3,842,804
------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                39,930        2,535,954
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,150,341
------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.3%
------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                            90,100       $2,931,854
------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     218,190        7,815,566
------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                                32,200        3,108,266
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,855,686
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.4%
------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             149,700       $6,101,772
------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                   48,830        4,371,262
------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                  31,700        2,216,147
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               404,846       22,549,922
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           105,510        3,815,242
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $39,054,345
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"^                                                                        146,690       $6,558,510
------------------------------------------------------------------------------------------------------------------------

Restaurants - 0.4%
------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                               96,920       $2,787,419
------------------------------------------------------------------------------------------------------------------------

Specialty Stores - 1.8%
------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       194,800       $4,723,900
------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  267,730        6,463,002
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $11,186,902
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.6%
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            662,602      $15,703,667
------------------------------------------------------------------------------------------------------------------------

Telephone Services - 1.0%
------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                349,080       $6,143,808
------------------------------------------------------------------------------------------------------------------------

Trucking - 1.5%
------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                      61,870       $5,054,160
------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                 51,750        3,890,048
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $8,944,208
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.2%
------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                         88,030       $5,552,932
------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                    21,300        1,193,013
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                    199,080        6,627,373
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,373,318
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                           $526,126,571
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 10.2%
------------------------------------------------------------------------------------------------------------------------
Bermuda - 1.0%
------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                                        225,150       $6,187,122
------------------------------------------------------------------------------------------------------------------------

Canada - 2.3%
------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                                             135,990       $5,858,394
------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A" (Automotive)                                                      41,480        3,532,852
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                                          927,300        4,627,227
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,018,473
------------------------------------------------------------------------------------------------------------------------
Sweden - 0.7%
------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR (Telecommunications - Wireline)*^                          154,500       $4,622,640
------------------------------------------------------------------------------------------------------------------------

Switzerland - 0.9%
------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                               53,790       $5,327,870
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 5.3%
------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                                                142,600       $3,341,118
------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                                               286,594       15,352,841
------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                                               247,160        6,994,477
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)                                         298,804        6,603,567
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $32,292,003
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                         $62,448,108
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $545,698,515)                                                                $588,574,679
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.3%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.25%, due 7/23/04                                                               $5,000       $4,996,181
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04                                                9,349        9,349,000
------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                              $14,345,181
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 2.3%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Identified Cost                             13,981,071      $13,981,071
------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments (unaudited) - continued

Repurchase Agreements - 3.4%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.50%, dated 6/30/04, due 7/01/04, total to be received $21,163,882
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                                        $21,163      $21,163,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $595,187,767)                                                           $638,063,931
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.9)%                                                                      (24,245,708)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $613,818,223
------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS

Investments, at value, including $13,689,915 of securities on loan (identified
cost, $595,187,767)                                                                      $638,063,931
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              322
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                             7,198,275
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                             948,803
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                             658,479
-----------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                      458
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $646,870,268
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                         $18,565,718
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          377,022
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                 13,981,071
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                               12,688
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                     244
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                                496
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                              187
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                        114,619
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $33,052,045
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $613,818,223
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $696,109,892
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                         42,880,236
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (126,926,828)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                             1,754,923
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $613,818,223
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          37,002,363
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value per share
  (net assets of $541,090,107 / 32,601,880 shares of beneficial interest
  outstanding)                                                                                                         $16.60
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value per share
  (net assets of $72,728,116 / 4,400,483 shares of beneficial interest outstanding)                                    $16.53
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $4,320,279
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                     140,102
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                       (90,615)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $4,369,766
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $2,168,877
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         9,835
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                  101,683
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                              92,306
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            41,383
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 95,763
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      51,864
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 20,438
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     2,975
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                 17,114
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $2,602,238
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (17,352)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $2,584,886
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,784,880
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                  $21,526,404
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                (20,223)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                $21,506,181
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                             $(10,629,400)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                  (12,330)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                              $(10,641,730)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                              $10,864,451
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                            $12,649,331
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN
                         NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.


                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                     $1,784,880               $3,525,746
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                 21,506,181               (2,549,975)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation               (10,641,730)              96,097,309
----------------------------------------------------------------------------------     -------------           --------------
Increase in net assets from operations                                                   $12,649,331              $97,073,080
----------------------------------------------------------------------------------     -------------           --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                               $(3,214,381)             $(2,668,765)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service  Class)                                                 (326,103)                (269,655)
----------------------------------------------------------------------------------     -------------           --------------
Total distributions declared to shareholders                                             $(3,540,484)             $(2,938,420)
----------------------------------------------------------------------------------     -------------           --------------
Net increase in net assets from series share transactions                                $48,785,261              $29,446,912
----------------------------------------------------------------------------------     -------------           --------------
Total increase in net assets                                                             $57,894,108             $123,581,572
----------------------------------------------------------------------------------     -------------           --------------

NET ASSETS

At beginning of period                                                                   555,924,115              432,342,543
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$1,754,923 and $3,510,527, respectively)                                                $613,818,223             $555,924,115
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                           YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/04          2003         2002         2001         2000         1999
                                                    (UNAUDITED)
Net asset value, beginning of period                   $16.34        $13.47       $17.12       $21.00       $21.31       $20.11
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income#                                  $0.05         $0.11        $0.09        $0.10        $0.12        $0.12
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.31          2.86        (3.66)       (3.40)       (0.16)        1.22
---------------------------------------------------    ------        ------       ------       ------       ------       ------
Total from investment operations                        $0.36         $2.97       $(3.57)      $(3.30)      $(0.04)       $1.34
---------------------------------------------------    ------        ------       ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income#                            $(0.10)       $(0.10)      $(0.08)      $(0.09)      $(0.10)      $(0.06)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                      --            --           --        (0.35)       (0.17)       (0.08)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions                              --            --           --        (0.14)          --           --
---------------------------------------------------    ------        ------       ------       ------       ------       ------
Total distributions declared to shareholders           $(0.10)       $(0.10)      $(0.08)      $(0.58)      $(0.27)      $(0.14)
---------------------------------------------------    ------        ------       ------       ------       ------       ------
Net asset value, end of period                         $16.60        $16.34       $13.47       $17.12       $21.00       $21.31
---------------------------------------------------    ------        ------       ------       ------       ------       ------
Total return (%)                                         2.24++       22.15       (20.96)      (15.95)       (0.15)        6.69
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:

Expenses##                                               0.87+         0.87         0.88         0.90         0.87         0.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.65+         0.78         0.62         0.54         0.58         0.56
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         58            88           71           84           71           72
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $541,090      $481,914     $378,720     $502,723     $492,481     $390,762
-------------------------------------------------------------------------------------------------------------------------------

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

SERVICE CLASS
                                                              SIX MONTHS               YEARS ENDED 12/31               PERIOD
                                                                 ENDED         ---------------------------------        ENDED
                                                                6/30/04           2003         2002         2001      12/31/00*
                                                              (UNAUDITED)
Net asset value, beginning of period                               $16.26         $13.41       $17.07       $20.97       $21.11**
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income#                                              $0.03          $0.08        $0.06        $0.05        $0.05
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                     0.31           2.84        (3.65)       (3.37)       (0.19)+++
---------------------------------------------------------------    ------         ------       ------       ------       ------
Total from investment operations                                    $0.34          $2.92       $(3.59)      $(3.32)      $(0.14)
---------------------------------------------------------------    ------         ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                         $(0.07)        $(0.07)      $(0.07)      $(0.09)         $--
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions                                                           --             --           --        (0.35)          --
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and foreign
currency transactions                                                  --             --           --        (0.14)          --
---------------------------------------------------------------    ------         ------       ------       ------       ------
Total distributions declared to shareholders                       $(0.07)        $(0.07)      $(0.07)      $(0.58)         $--
---------------------------------------------------------------    ------         ------       ------       ------       ------
Net asset value, end of period                                     $16.53         $16.26       $13.41       $17.07       $20.97
---------------------------------------------------------------    ------         ------       ------       ------       ------
Total return (%)                                                     2.11++        21.84       (21.15)      (16.10)       (0.62)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:

Expenses##                                                           1.12+          1.12         1.11         1.10         1.10+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                0.39+          0.53         0.41         0.30         0.36+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     58             88           71           84           71
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $72,728        $74,010      $53,623      $44,096       $8,808
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of the Service Class of shares, May 1, 2000, through December 31, 2000.
 ** The net asset value per share has been restated to reflect the first NAV available to the public. The change had no effect on the total return for the period.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Investors Trust Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 90 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency- denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2004, the series' custodian fees were reduced by $15,809 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For six months ended June 30, 2004, the series' miscellaneous expenses were reduced by $1,543 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, and capital losses.

The tax character of distributions declared for the year ended December 31, 2003 and December 31, 2002 was as follows:

                                           12/31/03       12/31/02
          Distributions declared from:
          Ordinary income                 $2,938,420     $2,682,593
          ---------------------------------------------------------

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

          Undistributed ordinary income                  $3,510,527
          ---------------------------------------------------------
          Capital loss carryforward                    (132,925,730)
          ---------------------------------------------------------
          Unrealized appreciation on investments
          and foreign currency translations              38,014,687
          ---------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

              EXPIRATION DATE
              December 31, 2009                      (62,883,433)
              --------------------------------------------------
              December 31, 2010                      (65,516,458)
              --------------------------------------------------
              December 31, 2011                       (4,525,839)
              --------------------------------------------------
              Total                                ($132,925,730)
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series' has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $41,383, equivalent to 0.01% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $101,214 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $334 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $370,561,673 and $325,586,617, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $610,695,046
              --------------------------------------------------
              Gross unrealized appreciation          $50,650,532
              --------------------------------------------------
              Gross unrealized depreciation          (23,281,647)
              --------------------------------------------------
              Net unrealized appreciation            $27,368,885
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                            Six months ended 6/30/04              Year ended 12/31/03
                                                             SHARES           AMOUNT           SHARES            AMOUNT
INITIAL CLASS   SHARES

Shares sold                                                 4,777,382       $78,597,017        6,935,046      $100,507,824
--------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                 199,279         3,214,381          192,693        $2,668,765
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (1,868,285)      (30,670,067)      (5,744,847)      (81,977,301)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                3,108,376       $51,141,331       1,382,892       $21,199,288
--------------------------------------------------------------------------------------------------------------------------

                                                            Six months ended 6/30/04              Year ended 12/31/03
                                                             SHARES           AMOUNT           SHARES            AMOUNT
SERVICE CLASS   SHARES

Shares sold                                                   414,882        $6,798,318        1,103,931       $16,025,605
--------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                  20,305           326,103           19,540           269,655
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                            (586,725)       (9,480,491)        (569,908)       (8,047,636)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                      (151,538)      $(2,356,070)         553,563        $8,247,624
--------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $1,138, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(8) SUBSEQUENT EVENT

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $130,053 resulted in an impact to net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            JP Morgan Chase Bank
MFS Fund Distributors, Inc.                            One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741             New York, NY 10081

PORTFOLIO MANAGERS
John D. Laupheimer, Jr.
Kevin T. Beatty

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VGI-SEM 8/04 51M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

NEW DISCOVERY SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) NEW DISCOVERY SERIES

Objective: Seeks capital appreciation.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     19
----------------------------------------------------
TRUSTEES AND OFFICERS                             24
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. The U.S. Federal Reserve Board (the Fed) fulfilled these expectations with a rate increase of 0.25% on the last day of the period. The Bank of England, meanwhile, announced a pair of rate hikes and set the expectation for more in the future.

Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Mid East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

DETRACTORS FROM PERFORMANCE

Both sector allocation and stock selection relative to the series' benchmark, the Russell 2000 Growth Index, hurt performance for the period. Our underweighted positions in health care and leisure, and to a greater extent, stock selection in these sectors, were leading reasons why the portfolio underperformed the benchmark. Our overweighting in the relatively poor-performing technology sector also detracted from results.

In health care, the fact that we did not own OSI Pharmaceuticals, which had a position in the benchmark, hurt performance as the stock proved to be a solid performer during the period. In addition, several of the companies we owned in the technology sector, Dot Hill Systems, PMC-Sierra, Cypress Semiconductor Corp., and AT Road, Inc., suffered significant declines. Dot Hill Systems and PMC-Sierra were sold out of the series prior to the end of the period.

The series' cash position also detracted from relative performance. The series holds some cash to buy new holdings and to provide liquidity. In a period when equity markets outperformed cash, holding any cash hurt performance against our benchmark, the Russell 2000 Growth Index, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

The strongest-performing sectors for the series relative to the benchmark were utilities and communications and autos and housing. Utilities and communications sector returns were led by Andrew Corp., a wireless infrastructure firm, and autos and housing were led by Eagle Materials Inc., a building materials supplier. Despite difficulties in the technology sector, Open Text Corp. and Digital River Inc. were leading contributors to relative performance. Open Text was sold out of the series prior to the end of the period.

    Respectfully,

/s/ Robert A. Henderson                        /s/ Donald F. Pitcher, Jr.

    Robert A. Henderson                            Donald F. Pitcher, Jr.
    Portfolio Manager                              Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

-------------------
Average annual
-------------------

                 Class
   Share       inception
   class         date        6-mo     1-yr      3-yr       5-yr      Life*
----------------------------------------------------------------------------
  Initial       5/1/98         --     19.54%     -3.85%      4.35%     7.03%
----------------------------------------------------------------------------
  Service       5/1/00         --     19.25%     -4.07%      4.16%     6.87%

-------------------
Average annual
-------------------

Comparative benchmark
----------------------------------------------------------------------------
Russell 2000 Growth Index#    5.68%   31.55%     -0.22%     -0.45%    -0.13%
----------------------------------------------------------------------------

-------------------
Cumulative
-------------------

   Share
   class
----------------------------------------------------------------------------
  Initial                     0.79%   19.54%    -11.12%     23.73%    52.01%
----------------------------------------------------------------------------
  Service                     0.65%   19.25%    -11.72%     22.62%    50.64%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, May 1, 1998, through June 30, 2004. Index information is from May 1, 1998.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL 2000 GROWTH INDEX - measures the performance of U.S. small-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 97.1%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 93.0%
------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.3%
------------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                                          149,700       $1,905,681
------------------------------------------------------------------------------------------------------------------------

Apparel Manufacturers - 2.6%
------------------------------------------------------------------------------------------------------------------------
Carter's, Inc.^*                                                                                 21,010         $611,601
------------------------------------------------------------------------------------------------------------------------
K-Swiss, Inc., "A"^                                                                              65,700        1,327,797
------------------------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                                    187,300        8,156,915
------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc.^*                                                                               78,600        1,871,466
------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                       49,300        1,773,814
------------------------------------------------------------------------------------------------------------------------
Timberland Co., "A"^*                                                                            62,700        4,049,793
------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.^                                                                      27,300          716,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $18,508,011
------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.4%
------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"^*                                                                75,000       $1,935,000
------------------------------------------------------------------------------------------------------------------------
Cathay General Bancorp, Inc.^                                                                    27,500        1,834,250
------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.^                                                                         83,200        2,554,240
------------------------------------------------------------------------------------------------------------------------
Franklin Bank Corp.*                                                                             29,850          472,227
------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.^                                                                 45,300        1,246,203
------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                              79,600        3,468,968
------------------------------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.^                                                                             111,200        1,904,856
------------------------------------------------------------------------------------------------------------------------
NetBank, Inc.^                                                                                  170,400        1,862,472
------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.^*                                                                  236,000        3,294,560
------------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.^                                                                             86,200        3,406,624
------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.^                                                                        29,600        1,495,096
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $23,474,496
------------------------------------------------------------------------------------------------------------------------
Biotechnology - 7.6%
------------------------------------------------------------------------------------------------------------------------
Antigenics, Inc.^*                                                                               64,060         $548,354
------------------------------------------------------------------------------------------------------------------------
Bruker BioSciences Corp.^*                                                                      297,940        1,450,968
------------------------------------------------------------------------------------------------------------------------
Cell Genesys, Inc.^*                                                                            166,200        1,726,818
------------------------------------------------------------------------------------------------------------------------
Corgentech, Inc.^*                                                                               40,980          660,598
------------------------------------------------------------------------------------------------------------------------
CryoLife, Inc.^*                                                                                199,300        1,050,311
------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                                                         359,100        6,018,516
------------------------------------------------------------------------------------------------------------------------
Cypress Biosciences, Inc.^*                                                                     199,860        2,744,078
------------------------------------------------------------------------------------------------------------------------
Dyax Corp.^*                                                                                     31,900          374,825
------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                                                 407,600        3,464,600
------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                                196,500        9,298,380
------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                                                188,900        2,391,474
------------------------------------------------------------------------------------------------------------------------
Kosan Biosciences, Inc.^*                                                                        73,900          583,810
------------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., "B"^*                                                             160,400        2,787,752
------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.^*                                                                       35,000        1,965,950
------------------------------------------------------------------------------------------------------------------------
Medarex, Inc.^*                                                                                 104,300          760,347
------------------------------------------------------------------------------------------------------------------------
MGI PHARMA, Inc.^*                                                                               20,800          561,808
------------------------------------------------------------------------------------------------------------------------
NeoPharm, Inc.^*                                                                                 55,200          570,216
------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                   78,300        4,059,855
------------------------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.^*                                                                     20,800          881,088
------------------------------------------------------------------------------------------------------------------------
Pharmos Corp.^*                                                                                 241,400          992,154
------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.^*                                                                      86,200        1,649,006
------------------------------------------------------------------------------------------------------------------------
Renovis, Inc.*                                                                                   85,500          783,180
------------------------------------------------------------------------------------------------------------------------
Serologicals Corp.^*                                                                            181,900        3,636,181
------------------------------------------------------------------------------------------------------------------------
Telik, Inc.*                                                                                     57,700        1,377,299
------------------------------------------------------------------------------------------------------------------------
Vicuron Phamaceuticals, Inc.^*                                                                  229,100        2,877,496
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $53,215,064
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.7%
------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                     178,600       $5,879,512
------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                    178,500        2,600,745
------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                           144,700        2,514,886
------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                              73,800        2,752,740
------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.^*                                                                  107,500        1,773,750
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.^*                                                                          135,091        5,908,881
------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                           135,000        2,174,850
------------------------------------------------------------------------------------------------------------------------
Saga Communications, Inc., "A"^*                                                                 66,300        1,209,975
------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., "A"^*                                                        151,400        1,409,534
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $26,224,873
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.7%
------------------------------------------------------------------------------------------------------------------------
First Albany Cos., Inc.                                                                          32,100         $322,284
------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., "A"^                                                    101,850        2,015,612
------------------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.^                                                                           35,400        1,094,568
------------------------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc.^*                                                                     34,700          347,694
------------------------------------------------------------------------------------------------------------------------
SWS Group, Inc.^                                                                                 44,200          676,260
------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"^                                                             32,500          718,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,174,993
------------------------------------------------------------------------------------------------------------------------
Business Services - 12.3%
------------------------------------------------------------------------------------------------------------------------
Administaff, Inc.*                                                                                2,100          $34,860
------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                    193,100        8,158,475
------------------------------------------------------------------------------------------------------------------------
aQuantive, Inc.^*                                                                               340,200        3,361,176
------------------------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp.^*                                                                 81,350        1,382,950
------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.^*                                                         50,605        2,712,934
------------------------------------------------------------------------------------------------------------------------
CDI Corp.^                                                                                       71,800        2,484,280
------------------------------------------------------------------------------------------------------------------------
Charles River Associates, Inc.^*                                                                 76,020        2,352,819
------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                                                  107,900        6,235,541
------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc.^*                                                                            120,490        5,534,106
------------------------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc., "A"*                                                         85,900          746,471
------------------------------------------------------------------------------------------------------------------------
Digital Insight Corp.^*                                                                         239,900        4,973,127
------------------------------------------------------------------------------------------------------------------------
Digitas, Inc.^*                                                                                 175,500        1,935,765
------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.^*                                                                        28,800          666,144
------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            149,100        8,946,000
------------------------------------------------------------------------------------------------------------------------
Gevity HR, Inc.^                                                                                 80,160        2,099,391
------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.^                                                                          172,902        7,784,048
------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                                                      717,800        4,823,616
------------------------------------------------------------------------------------------------------------------------
Kforce, Inc.*                                                                                    79,300          748,592
------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc.^*                                                                             184,300        2,856,650
------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                       156,700        4,030,324
------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc.^*                                                                               211,100        2,558,532
------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                                            26,920          884,053
------------------------------------------------------------------------------------------------------------------------
Navigant Consulting Co.^*                                                                        44,100          945,504
------------------------------------------------------------------------------------------------------------------------
SIRVA, Inc.*                                                                                     73,030        1,679,690
------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                                                 286,700        2,895,670
------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.*                                                            112,660        4,503,020
------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc.*                                                                                75,000          898,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $86,232,238
------------------------------------------------------------------------------------------------------------------------
Computer Software - 9.9%
------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                     221,800       $3,981,310
------------------------------------------------------------------------------------------------------------------------
Altiris, Inc.^*                                                                                 308,200        8,509,402
------------------------------------------------------------------------------------------------------------------------
ANSYS, Inc.^*                                                                                    42,200        1,983,400
------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.^*                                                                      315,200        5,040,048
------------------------------------------------------------------------------------------------------------------------
Aspect Communications Corp.*                                                                     85,100        1,208,420
------------------------------------------------------------------------------------------------------------------------
Blackboard, Inc.*                                                                                34,400          689,720
------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.^*                                                                                  173,450        7,146,140
------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                                                45,600        1,119,480
------------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc.^*                                                                 173,100        3,328,713
------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.^*                                                                    428,700       13,238,256
------------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.^*                                                                      375,600        6,809,628
------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.^*                                                                          142,400        3,557,152
------------------------------------------------------------------------------------------------------------------------
Progress Software Corp.^*                                                                       214,000        4,637,380
------------------------------------------------------------------------------------------------------------------------
SafeNet, Inc.^*                                                                                  43,400        1,201,312
------------------------------------------------------------------------------------------------------------------------
salesforce.com, Inc.*                                                                            19,960          320,757
------------------------------------------------------------------------------------------------------------------------
Secure Computing Corp.^*                                                                         57,500          669,875
------------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.^*                                                                         265,900        5,076,031
------------------------------------------------------------------------------------------------------------------------
SupportSoft, Inc.^*                                                                             112,500          976,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $69,493,524
------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.^*                                                                           25,900       $1,242,423
------------------------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                                         123,810        2,315,247
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,557,670
------------------------------------------------------------------------------------------------------------------------
Construction - 1.6%
------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                                          158,300      $11,242,466
------------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 5.4%
------------------------------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.^*                                                                         53,900       $1,384,691
------------------------------------------------------------------------------------------------------------------------
Autobytel, Inc.^*                                                                               383,100        3,478,548
------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         198,710        9,053,228
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.^*                                                                      95,313        2,358,044
------------------------------------------------------------------------------------------------------------------------
Education Management Corp.^*                                                                    143,400        4,712,124
------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.^*                                                                         66,110        2,661,589
------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.*                                                                  39,800        1,513,196
------------------------------------------------------------------------------------------------------------------------
Orbitz, Inc.^*                                                                                   73,400        1,586,908
------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                          82,000        9,148,740
------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co.^*                                                                              68,000        1,989,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $37,886,068
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.8%
------------------------------------------------------------------------------------------------------------------------
A.O. Smith Corp.^                                                                                52,400       $1,665,796
------------------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.^*                                                                               58,500        2,480,985
------------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc.*                                                                            96,800        1,374,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,521,341
------------------------------------------------------------------------------------------------------------------------
Electronics - 6.0%
------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                                                 430,600       $5,632,248
------------------------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc.^*                                                                           114,700        1,940,724
------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                             63,500        2,115,820
------------------------------------------------------------------------------------------------------------------------
Applied Films Corp.^*                                                                           189,600        5,502,192
------------------------------------------------------------------------------------------------------------------------
Bel Fuse, Inc.^                                                                                  32,200        1,342,740
------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.^*                                                                    43,300          614,427
------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                                                175,825        4,789,473
------------------------------------------------------------------------------------------------------------------------
Exar Corp.^*                                                                                     41,150          603,259
------------------------------------------------------------------------------------------------------------------------
Excel Technology, Inc.^*                                                                         42,400        1,409,800
------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                              147,500        4,006,100
------------------------------------------------------------------------------------------------------------------------
Intevac, Inc.^*                                                                                  82,100          728,227
------------------------------------------------------------------------------------------------------------------------
Leadis Technology, Inc.*                                                                         60,500          811,305
------------------------------------------------------------------------------------------------------------------------
Metrologic Instruments, Inc.*                                                                    35,300          703,882
------------------------------------------------------------------------------------------------------------------------
Micrel, Inc.^*                                                                                  101,800        1,236,870
------------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc.*                                                                        129,700          793,764
------------------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.^*                                                                          31,000        1,087,170
------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc.^*                                                                      250,700        6,242,430
------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                     28,800        1,334,880
------------------------------------------------------------------------------------------------------------------------
Technitrol, Inc.^*                                                                               44,500          974,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $41,869,861
------------------------------------------------------------------------------------------------------------------------
Engineering - Construction - 0.2%
------------------------------------------------------------------------------------------------------------------------
Infrasource Services, Inc.^*                                                                    127,700       $1,565,602
------------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 2.0%
------------------------------------------------------------------------------------------------------------------------
Aztar Corp.^*                                                                                    39,400       $1,103,200
------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.^*                                                                      89,970        2,824,158
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.^*                                                                   78,200          986,102
------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp.^*                                                                       359,000        3,812,580
------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                          173,100        5,158,380
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,884,420
------------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.9%
------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                          147,500       $2,249,375
------------------------------------------------------------------------------------------------------------------------
Fred's, Inc., "A"^                                                                              176,300        3,894,467
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,143,842
------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.1%
------------------------------------------------------------------------------------------------------------------------
Wellcare Group, Inc.*                                                                            24,400         $414,800
------------------------------------------------------------------------------------------------------------------------

Internet - 2.3%
------------------------------------------------------------------------------------------------------------------------
Digital River, Inc.^*                                                                           220,000       $7,178,600
------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc.^*                                                                                66,300          686,205
------------------------------------------------------------------------------------------------------------------------
eCollege.com^*                                                                                   60,700          971,200
------------------------------------------------------------------------------------------------------------------------
eCollege.com, Preferred*                                                                        183,900        2,942,400
------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.^*                                                                               115,600        4,397,424
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $16,175,829
------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                                            68,800       $2,108,032
------------------------------------------------------------------------------------------------------------------------

Machinery & Tools - 0.8%
------------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                                   143,900       $5,537,272
------------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 3.9%
------------------------------------------------------------------------------------------------------------------------
Advisory Board Co.*                                                                             138,600       $4,934,160
------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                                  235,560        6,760,572
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                          47,800        2,760,450
------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.^*                                                                               18,500          538,905
------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.^*                                                                      94,500        3,517,290
------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc.^*                                                                                444,500        6,494,145
------------------------------------------------------------------------------------------------------------------------
Symbion, Inc.^*                                                                                  81,160        1,417,054
------------------------------------------------------------------------------------------------------------------------
Vital Images, Inc.^*                                                                             57,400          711,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $27,134,336
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 9.8%
------------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc.^*                                                         52,127       $1,709,766
------------------------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.^*                                                        32,856        1,107,247
------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                                                   350,300        6,470,041
------------------------------------------------------------------------------------------------------------------------
Biosite, Inc.^*                                                                                   3,800          170,696
------------------------------------------------------------------------------------------------------------------------
Cardiac Science, Inc.*                                                                          261,000          639,450
------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                                               414,600        4,664,250
------------------------------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.^*                                                                   237,100        3,362,078
------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                              150,100        5,007,336
------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                                   374,114        9,491,272
------------------------------------------------------------------------------------------------------------------------
EPIX Medical, Inc.^*                                                                             57,500        1,213,250
------------------------------------------------------------------------------------------------------------------------
Fischer Imaging Corp.*                                                                           16,600           38,180
------------------------------------------------------------------------------------------------------------------------
I-Flow Corp.*                                                                                    71,500          847,990
------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.^*                                                                       93,743        5,900,185
------------------------------------------------------------------------------------------------------------------------
Inamed Corp.*                                                                                    17,800        1,118,730
------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp.^*                                                            40,900        1,442,543
------------------------------------------------------------------------------------------------------------------------
Kensey Nash Corp.^*                                                                              41,800        1,442,100
------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics^*                                                                           137,630        2,747,095
------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.^*                                                                   213,500        2,734,935
------------------------------------------------------------------------------------------------------------------------
Quidel Corp.^*                                                                                   49,300          290,377
------------------------------------------------------------------------------------------------------------------------
STAAR Surgical Co.^*                                                                            230,300        1,796,340
------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                                472,300        5,067,779
------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                                                 146,400        6,958,392
------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc.^*                                                                       197,110        4,121,570
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $68,341,602
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.7%
------------------------------------------------------------------------------------------------------------------------
AtheroGenics, Inc.^*                                                                             51,400         $978,142
------------------------------------------------------------------------------------------------------------------------
Connetics Corp.*                                                                                 66,400        1,341,280
------------------------------------------------------------------------------------------------------------------------
Corcept Therapeutics, Inc.*                                                                      80,310          619,993
------------------------------------------------------------------------------------------------------------------------
Inspire Phamaceuticals, Inc.*                                                                   167,600        2,802,272
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                               232,610        9,292,770
------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp.^*                                                                     162,600        4,170,690
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $19,205,147
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
------------------------------------------------------------------------------------------------------------------------
eSpeed, Inc., "A"^*                                                                              48,600         $857,790
------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                   34,300        1,885,128
------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.^*                                                                     146,300        1,698,543
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,441,461
------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%
------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.^*                                                                   80,900       $1,545,190
------------------------------------------------------------------------------------------------------------------------

Restaurants - 0.8%
------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                       95,500       $3,799,945
------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                                                43,000        1,769,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,569,395
------------------------------------------------------------------------------------------------------------------------
Special Products & Services - 0.5%
------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc.^*                                                                                 25,620         $916,428
------------------------------------------------------------------------------------------------------------------------
Rogers Corp.^*                                                                                   37,700        2,635,230
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,551,658
------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.7%
------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                                           143,680       $3,153,776
------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.^                                                                              38,300        1,373,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,527,214
------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 6.2%
------------------------------------------------------------------------------------------------------------------------
1-800-Flowers.com, Inc., "A"^*                                                                  356,200       $2,899,468
------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.^*                                                                 32,200          885,822
------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc.^*                                                                        449,000        4,009,570
------------------------------------------------------------------------------------------------------------------------
Coldwater Creek, Inc.*                                                                           86,600        2,292,302
------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc., "A"*                                                                          78,500        2,368,345
------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                               104,500        2,141,205
------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.^*                                                            88,700        1,735,859
------------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.^*                                                                   146,210        4,709,424
------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                 154,000        4,997,300
------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                     158,195        7,053,915
------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.^*                                                                         171,200        4,964,800
------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.^*                                                                         28,700        1,748,117
------------------------------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                                             134,600        3,614,010
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $43,420,137
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.7%
------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                                                          91,900         $675,465
------------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                                  222,900        4,460,229
------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                                             162,500        7,023,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,158,944
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.5%
------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                                                   184,900       $6,170,113
------------------------------------------------------------------------------------------------------------------------
At Road, Inc.^*                                                                                 176,100        1,347,165
------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.^*                                                                        96,700        3,238,483
------------------------------------------------------------------------------------------------------------------------
Carrier Access Corp.^*                                                                           87,400        1,041,808
------------------------------------------------------------------------------------------------------------------------
CommScope, Inc.^*                                                                                50,800        1,089,660
------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.^*                                                                             199,000        5,269,520
------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.*                                                                          63,200          889,224
------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.^*                                                                                163,200        1,390,464
------------------------------------------------------------------------------------------------------------------------
NMS Communications Corp.^*                                                                       90,900          670,842
------------------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc.^*                                                                        150,400        1,910,080
------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc.^*                                                                  622,500        4,793,250
------------------------------------------------------------------------------------------------------------------------
REMEC, Inc.^*                                                                                    83,200          525,824
------------------------------------------------------------------------------------------------------------------------
Tekelec^*                                                                                       129,200        2,347,564
------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.*                                                                                    24,600          613,770
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $31,297,767
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                           $651,328,934
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 4.1%
------------------------------------------------------------------------------------------------------------------------
Canada - 2.7%
------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp. (Metals & Mining)*                                                            62,600       $1,857,342
------------------------------------------------------------------------------------------------------------------------
ATI Technologies, Inc. (Personal Computers & Peripherals)^*                                      86,200        1,625,732
------------------------------------------------------------------------------------------------------------------------
Axcan Pharma, Inc. (Pharmaceuticals)^*                                                           30,600          645,660
------------------------------------------------------------------------------------------------------------------------
GSI Lumonics, Inc. (Electronics)*                                                                38,400          648,960
------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. (Precious Metals & Minerals)^*                                              151,200        1,961,064
------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc. (Biotechnology)^*                                                               183,600        3,829,896
------------------------------------------------------------------------------------------------------------------------
Vasogen, Inc. (Biotechnology)^*                                                                 682,000        3,307,700
------------------------------------------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc. (Electronics)^*                                                   1,201,800        5,191,776
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $19,068,130
------------------------------------------------------------------------------------------------------------------------
Ireland - 0.3%
------------------------------------------------------------------------------------------------------------------------
SkillSoft PLC, ADR (Business Services)^*                                                        296,000       $2,249,600
------------------------------------------------------------------------------------------------------------------------

Israel - 0.9%
------------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd. (Telecommunications - Wireline)*                                                153,900       $1,843,722
------------------------------------------------------------------------------------------------------------------------
PowerDsine Ltd. (Electronics)^*                                                                 156,570        1,892,931
------------------------------------------------------------------------------------------------------------------------
Retalix Ltd. (Computer Software)^*                                                              109,900        2,225,475
------------------------------------------------------------------------------------------------------------------------
Tower Semiconductor Ltd. (Electronics)*                                                          44,500          258,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,220,228
------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.2%
------------------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc. (Trucking)^                                                                  22,100       $1,164,449
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                         $28,702,407
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $611,933,552)                                                                $680,031,341
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 3.3%
------------------------------------------------------------------------------------------------------------------------
                                                                                           PAR AMOUNT
ISSUER                                                                                   (000 Omitted)           $ VALUE
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04, at Amortized Cost                           $23,187      $23,187,000
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 23.5%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   164,602,478     $164,602,478
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $799,723,030)                                                           $867,820,819
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (23.9)%                                                                    (167,451,136)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $700,369,683
------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS

Investments, at value, including $160,297,019 of securities on loan (identified
cost, $799,723,030)                                                                      $867,820,819
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                          145,392
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                            11,299,386
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                           1,249,324
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                             141,536
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $880,656,457
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                         $14,732,763
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          841,756
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value*                                               164,602,478
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                               17,155
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                     939
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                              2,502
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                              199
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                         88,982
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $180,286,774
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $700,369,683
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $702,396,858
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                                                     68,097,789
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (67,112,376)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (3,012,588)
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                            $700,369,683
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          50,012,593
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value per share
  (net assets of $333,165,074 / 23,676,517 shares of beneficial interest
  outstanding)                                                                                                         $14.07
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value per share
  (net assets of $367,204,609 / 26,336,076 shares of beneficial interest
  outstanding)                                                                                                         $13.94
-----------------------------------------------------------------------------------------------------------------------------

* Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS



-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.


FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                   $640,131
-----------------------------------------------------------------------------------------------------------------------------
  Income on securities loaned                                                                  158,242
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                     104,822
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $903,195
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $3,083,063
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         9,423
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                  120,503
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                             458,886
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            49,148
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 83,159
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      29,958
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 18,342
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     2,151
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                 80,417
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $3,935,050
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (3,485)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $3,931,565
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               $(3,028,370)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                  $38,455,983
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                  1,446
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                $38,457,429
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                                                 $(33,067,921)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                               $5,389,508
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                             $2,361,138
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)
INCREASE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                                                       $(3,028,370)            $(3,500,938)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                         38,457,429              10,696,479
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                 (33,067,921)            127,475,348
------------------------------------------------------------------------------------     ------------           ------------
Increase in net assets from operations                                                     $2,361,138            $134,670,889
------------------------------------------------------------------------------------     ------------           ------------
Net increase in net assets from series share transactions                                 $58,632,273            $170,522,580
------------------------------------------------------------------------------------     ------------           ------------
Total increase in net assets                                                              $60,993,411            $305,193,469
------------------------------------------------------------------------------------     ------------           ------------

NET ASSETS

At beginning of period                                                                    639,376,272             334,182,803
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss of $3,012,588 and
accumulated undistributed net investment income of $15,782, respectively)                $700,369,683            $639,376,272
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                           YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/04          2003         2002         2001         2000         1999
                                                    (UNAUDITED)
Net asset value, beginning of period                   $13.96        $10.44       $15.27       $16.61       $17.27       $10.22
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

Net investment loss(S)                                 $(0.05)       $(0.08)      $(0.07)      $(0.09)      $(0.08)      $(0.09)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.16          3.60        (4.76)       (0.74)       (0.26)        7.53
--------------------------------------------------     ------        ------       ------       ------       ------       ------
Total from investment operations                        $0.11         $3.52       $(4.83)      $(0.83)      $(0.34)       $7.44
--------------------------------------------------     ------        ------       ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign
currency transactions                                     $--           $--          $--       $(0.35)      $(0.32)      $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions                              --            --           --        (0.16)          --           --
--------------------------------------------------     ------        ------       ------       ------       ------       ------
Total distributions declared to shareholders              $--           $--          $--       $(0.51)      $(0.32)      $(0.39)
--------------------------------------------------     ------        ------       ------       ------       ------       ------
Net asset value, end of period                         $14.07        $13.96       $10.44       $15.27       $16.61       $17.27
--------------------------------------------------     ------        ------       ------       ------       ------       ------
Total return (%)                                         0.79++       33.72       (31.63)       (5.03)       (1.99)       73.41
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.02+         1.04         1.05         1.06         1.08         1.17
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (0.75)+       (0.62)       (0.56)       (0.61)       (0.48)       (0.72)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         61            88           90           63           65          185
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $333,165      $290,364     $157,863     $194,098     $145,113      $18,115
-------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series paid to the investment adviser a reimbursement fee not greater than 0.15% of the average net assets. Prior to May 1, 2000 this fee was not greater than 0.25% of the daily average net assets. This agreement terminated on April 30, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                       $--        $(0.08)*     $(0.07)*     $(0.09)      $(0.09)      $(0.25)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                 --          1.04*        1.05*        1.09         1.11         2.49
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        --         (0.62)*      (0.56)*      (0.64)       (0.51)       (2.04)
-------------------------------------------------------------------------------------------------------------------------------

 * Reimbursement per share amount and ratios were less than $0.01 and 0.01%, respectively.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              SIX MONTHS               YEARS ENDED 12/31               PERIOD
                                                                 ENDED         ---------------------------------        ENDED
                                                                6/30/04           2003         2002         2001     12/31/00**
                                                              (UNAUDITED)
Net asset value, beginning of period                               $13.85         $10.38       $15.22       $16.59       $17.73
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

Net investment loss(S)                                             $(0.07)        $(0.11)      $(0.09)      $(0.12)      $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                     0.16           3.58        (4.75)       (0.75)       (1.07)
---------------------------------------------------------------    ------         ------       ------       ------       ------
Total from investment operations                                    $0.09          $3.47       $(4.84)      $(0.87)      $(1.14)
---------------------------------------------------------------    ------         ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign currency
transactions                                                          $--            $--          $--       $(0.34)         $--
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and foreign
currency transactions                                                  --             --           --        (0.16)          --
---------------------------------------------------------------    ------         ------       ------       ------       ------
Total distributions declared to shareholders                          $--            $--          $--       $(0.50)         $--
---------------------------------------------------------------    ------         ------       ------       ------       ------
Net asset value, end of period                                     $13.94         $13.85       $10.38       $15.22       $16.59
---------------------------------------------------------------    ------         ------       ------       ------       ------
Total return (%)                                                     0.65++        33.43       (31.80)       (5.25)       (6.43)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                           1.26+          1.29         1.28         1.26         1.26+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                 (1.00)+        (0.88)       (0.78)       (0.82)       (0.67)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     61             88           90           63           65
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $367,205       $349,012     $176,319     $124,272      $42,304
-------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series paid to the investment adviser a reimbursement fee not greater than 0.15% of the average net assets. This agreement terminated on April 30, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                   $--         $(0.11)*     $(0.09)*     $(0.12)      $(0.08)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                             --           1.29*        1.28*        1.29         1.29+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                    --          (0.87)       (0.78)*      (0.85)       (0.70)+
-------------------------------------------------------------------------------------------------------------------------------

 * Reimbursement per share amount and ratios were less than $0.01 and 0.01%, respectively.
** For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004 there were 126 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2004, the value of securities loaned was $160,297,018. These loans were collateralized by cash of $164,602,478 and non-cash U.S. Treasury obligations of $4,401.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2004 the series' custodian fees were reduced by $3,485 under this arrangement. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

The series paid no distributions for the years ended December 31, 2003 and December 31, 2002.

As of December 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Capital loss carryforward            $(104,730,272)
              --------------------------------------------------
              Unrealized appreciation                100,326,177
              --------------------------------------------------
              Other temporary differences                 15,782
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, $(19,578,588) and December 31, 2010 $(85,151,684).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004 the series paid MFS $49,148, equivalent to 0.01435% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $119,897 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $406 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $469,493,424 and $408,167,819, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $800,562,563
              --------------------------------------------------
              Gross unrealized appreciation          $93,297,611
              --------------------------------------------------
              Gross unrealized depreciation          (26,039,355)
              --------------------------------------------------
              Net unrealized appreciation            $67,258,256
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                           Six months ended 6/30/04              Year ended 12/31/03
                                                             SHARES           AMOUNT           SHARES            AMOUNT

INITIAL CLASS SHARES
Shares sold                                                 5,061,738       $73,105,693       16,506,915      $197,171,228
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (2,185,877)      (31,387,360)     (10,831,293)     (126,527,936)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                2,875,861       $41,718,333        5,675,622       $70,643,292
--------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                 3,472,318       $49,909,901       10,841,985      $130,966,071
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (2,337,112)      (32,995,961)      (2,625,398)      (31,086,783)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                1,135,206       $16,913,940        8,216,587       $99,879,288
--------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004 was $1,261, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(8) SUBSEQUENT EVENT

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $29,985 resulted in an impact to net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.
                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            JP Morgan Chase Bank
MFS Fund Distributors, Inc.                            One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741             New York, NY 10081

PORTFOLIO MANAGERS
Robert A. Henderson
Donald F. Pitcher, Jr.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VND-SEM 8/04 62M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) MID CAP GROWTH SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) MID CAP GROWTH SERIES

Objective: Seeks long-term growth of capital.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

For the six-month period ended June 30, 2004, U.S. stocks in general posted flat to modestly positive returns. The economic rebound that started in the spring of 2003 continued into early 2004. In January and February of 2004, equity markets moved higher - fueled, we believe, by improving corporate earnings, rising employment, and a rebound in corporate capital expenditures.

In late February, however, the stock market started to lose momentum and subsequently gave back some of its gains as investors, we believe, focused on increasing levels of political and economic risk. News reports of continuing violence in Iraq and terrorist attacks in Spain and Saudi Arabia heightened concerns about political instability, in our view. We think rising oil prices and a slowdown in the Chinese economy, with its ever-increasing influence on global markets, also prompted investors to reduce growth expectations for many domestic companies. In addition, we feel expectations of a rate increase by the U.S. Federal Reserve Board, which in fact occurred on the last day of the period, added to downward pressure on the U.S. equity market.

CONTRIBUTORS TO PERFORMANCE

The series' strongest-performing sectors over the period, relative to its benchmark, the Russell Midcap Growth Index, were health care, special products and services, and utilities and communications. In all three sectors, the series benefited from strong stock selection. In the utilities and communications sector, a significant overweighting also contributed to positive results.

In the health care sector, the series' best-performing stocks, on a relative basis, were Cytyc, Millipore, C.R. Bard, and Fisher Scientific International. The share price of Cytyc, which we view as a leader in cancer diagnostic testing, surged as the introduction of the company's new imaging system for screening tissue samples prompted analysts to raise earnings estimates. Similarly, stock in medical products firm C.R. Bard rose as the company introduced several new products over the period.

The series' holding in post-secondary education provider Career Education added to relative results in the special products and services sector.

In the utilities and communication arena, the series' strongest relative contributors were wireless infrastructure firm Andrew and cellular communications tower operators American Tower and Crown Castle International.

Stocks in other sectors that aided relative performance included semiconductor firm Marvell Technology Group and pet products retailer PETsMART.

DETRACTORS FROM PERFORMANCE

Stock selection in the leisure sector held back relative returns. NTL, the largest cable and broadband operator in the United Kingdom, was the greatest relative detractor in the sector. Citadel Broadcasting, Westwood One, and several other media companies also detracted from relative results. We believe these holdings fell short of our growth expectations because they did not enjoy the strong increases in advertising revenues that we had anticipated in an improving economy.

A relative underweighting hurt performance in the industrial goods and services sector.

Although overall stock selection in the technology sector was positive, three of the series' largest relative detractors were technology stocks - VERITAS Software, PMC-Sierra, and Cymer.

    Respectfully,

/s/ Eric B. Fischman                                /s/ David E. Sette-Ducati

    Eric B. Fischman                                    David E. Sette-Ducati
    Portfolio Manager                                   Portfolio Manager

Note to investors: Effective July 1, 2004, Camille Lee became a manager of the portfolio.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

-----------------
Average annual
-----------------

                      Class
     Share          inception
     class            date          6-mo      1-yr       3-yr       Life*
----------------------------------------------------------------------------
    Initial          4/28/00          --      25.94%     -10.35%      -8.91%
----------------------------------------------------------------------------
    Service          5/01/00          --      25.57%     -10.60%      -9.14%
----------------------------------------------------------------------------

-----------------
Average annual
-----------------

Comparative benchmark

Russell Midcap Growth Index#         5.94%    27.33%       0.23%      -7.98%

-----------------
Cumulative
-----------------

     Share
     class
----------------------------------------------------------------------------
    Initial                          8.41%    25.94%     -27.96%     -32.24%
----------------------------------------------------------------------------
    Service                          8.33%    25.57%     -28.56%     -32.98%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, April 28, 2000, through June 30, 2004. Index information is from May 1, 2000.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL MIDCAP GROWTH INDEX - measures the performance of U.S. mid-cap growth stocks.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 96.5%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 90.9%
------------------------------------------------------------------------------------------------------------------------
Airlines - 0.8%
------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                                                          73,280       $2,152,966
------------------------------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.1%
------------------------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                                     61,750       $2,790,483
------------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 1.3%
------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                              75,160       $3,275,473
------------------------------------------------------------------------------------------------------------------------

Biotechnology - 7.5%
------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.^*                                                                              27,010       $1,708,383
------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                  32,600        1,866,676
------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                                46,000        2,176,720
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  111,800        5,291,494
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.^*                                                                          62,540        4,190,180
------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                131,750        3,082,950
------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                   15,920          825,452
------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.^*                                                                      24,070          460,459
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $19,602,314
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.1%
------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                    277,950       $4,049,732
------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"^*                                                            120,170        3,695,228
------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                               4,300          160,390
------------------------------------------------------------------------------------------------------------------------
NTL, Inc.^*                                                                                      61,165        3,524,327
------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                              82,490        1,963,262
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,392,939
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.3%
------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                                                      283,530       $3,218,065
------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange^                                                                     10,200        1,472,574
------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                                41,800        3,804,218
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $8,494,857
------------------------------------------------------------------------------------------------------------------------
Business Services - 10.4%
------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^*                                                                    47,630       $2,012,367
------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                                  94,010        2,115,225
------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                                                   66,960        3,869,618
------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.^**                                                                             58,440        2,810,380
------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                             84,420        5,065,200
------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                   56,090        2,847,689
------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                      54,600        2,720,718
------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                       140,860        3,622,919
------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                                            17,310          568,460
------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.^                                                                 45,870        1,365,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $26,998,126
------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                           78,080       $1,357,811
------------------------------------------------------------------------------------------------------------------------

Computer Software - 6.8%
------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.^*                                                                       50,560         $808,454
------------------------------------------------------------------------------------------------------------------------
Intuit, Inc.^*                                                                                   75,700        2,920,506
------------------------------------------------------------------------------------------------------------------------
Networks Associates, Inc.^*                                                                      90,760        1,645,479
------------------------------------------------------------------------------------------------------------------------
PeopleSoft, Inc.*                                                                               180,700        3,342,950
------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                 103,800        2,384,286
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  54,650        2,392,577
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         151,150        4,186,855
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $17,681,107
------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.5%
------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                          7,700         $679,833
------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                          60,810        2,770,504
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.^*                                                                     125,460        3,103,880
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,554,217
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                                                    25,940       $1,045,641
------------------------------------------------------------------------------------------------------------------------

Electronics - 4.6%
------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                             26,320         $876,982
------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                             28,940        1,362,495
------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.^*                                                                                    18,020          674,669
------------------------------------------------------------------------------------------------------------------------
DuPont Photomasks, Inc.^*                                                                           120            2,440
------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                              119,300        3,240,188
------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                          93,870        2,951,273
------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                              194,260        2,787,631
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $11,895,678
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.8%
------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp.^                                                                            20,900         $967,879
------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                    44,590        1,721,174
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                    74,910        3,251,843
------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                           45,890        1,367,522
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,308,418
------------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.9%
------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                          152,800       $2,330,200
------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                       84,800        2,579,616
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,909,816
------------------------------------------------------------------------------------------------------------------------
Internet - 0.9%
------------------------------------------------------------------------------------------------------------------------
InterActiveCorp^*                                                                                76,880       $2,317,163
------------------------------------------------------------------------------------------------------------------------

Leisure & Toys - 1.1%
------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                                                          51,200       $2,792,960
------------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.9%
------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.^*                                                                 66,200       $1,772,174
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                          62,320        3,598,980
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                        155,530        2,085,657
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,456,811
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 13.9%
------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                  68,280       $3,868,062
------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                                   311,832        7,911,178
------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.^                                                                    70,430        3,669,403
------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                    75,510        4,219,499
------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.^*                                                                               55,200        3,973,848
------------------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                                                 102,390        5,771,724
------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                           63,930        1,965,208
------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                                124,400        1,334,812
------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                    73,840        3,528,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $36,241,809
------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.9%
------------------------------------------------------------------------------------------------------------------------
BJ Services Co.^*                                                                                57,840       $2,651,386
------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                                                           40,200        1,957,740
------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              12,200          323,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,932,426
------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.9%
------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                                13,300       $1,283,849
------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                         51,000        1,098,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,381,879
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.8%
------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                                  15,100       $1,351,752
------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                                            70,800        1,660,260
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                               108,880        4,349,756
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,361,768
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.5%
------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                   70,870       $3,895,015
------------------------------------------------------------------------------------------------------------------------

Restaurants - 1.4%
------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                       54,090       $2,152,241
------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                                                        19,450          804,452
------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                                                17,890          736,174
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,692,867
------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.9%
------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.^*                                                            69,620       $1,362,463
------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                  91,750        2,977,288
------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                                                   84,170        3,101,665
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,441,416
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.6%
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                                     371,761       $5,650,767
------------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                                   68,390        1,368,484
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.^*                                                              269,480        3,974,830
------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                               82,670        3,572,997
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,567,078
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.2%
------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                      255,600       $5,096,664
------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.^*                                                                              30,090          796,783
------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.^*                                                                        102,400        1,440,768
------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                     36,740        1,864,555
------------------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp.^*                                                              39,770          748,074
------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                        150,094        3,687,810
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,634,654
------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0%
------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.*                                                                   241             $578
------------------------------------------------------------------------------------------------------------------------

Trucking - 0.9%
------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                    47,970       $2,370,198
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                           $236,546,468
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 5.6%
------------------------------------------------------------------------------------------------------------------------
Bermuda - 1.6%
------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)^*                                                   155,820       $4,160,394
------------------------------------------------------------------------------------------------------------------------

Canada - 1.6%
------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp. (Metals & Mining)+*                                                           10,300         $304,636
------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp. (Metals & Mining)*                                                            12,050          356,395
------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc. (Food & Non-Alcoholic Beverages)*                                142,960        2,335,390
------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Gaming & Lodging)                                                     22,570        1,358,940
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,355,361
------------------------------------------------------------------------------------------------------------------------
Ireland - 0.6%
------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR (Pharmaceuticals)^*                                                          62,000       $1,533,880
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 1.8%
------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                                                199,120       $4,665,382
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                         $14,715,017
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $219,112,973)                                                                $251,261,485
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.4%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04, at Amortized Cost                            $6,128       $6,128,000
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 23.2%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    60,510,889      $60,510,889
------------------------------------------------------------------------------------------------------------------------
Total Investments# (Identified Cost, $285,751,862)                                                          $317,900,374
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (22.1)%                                                                     (57,591,015)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $260,309,359
------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
+ Restricted security.
^ All or a portion of this security is on loan.
# As of June 30, 2004, 1 security representing $304,636 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your portfolio.

AT 6/30/04

ASSETS

Investments, at value, including $59,060,233 of securities on loan (identified
cost, $285,751,862)                                                                      $317,900,374
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              535
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                             1,506,580
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                           2,536,017
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                              41,749
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $321,985,255
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                          $1,012,935
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          100,091
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                 60,510,889
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                5,243
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                     870
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                                435
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                               78
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                         45,355
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $61,675,896
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $260,309,359
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $245,862,104
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                         32,148,514
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (16,939,449)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (761,810)
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                            $260,309,359
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          38,938,082
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value, offering price, and redemption price per share
  (net assets of $208,590,096 / 31,138,990 shares of beneficial interest
  outstanding)                                                                                                          $6.70
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value, offering price, and redemption price per share
  (net assets of $51,719,263 / 7,799,092 shares of beneficial interest outstanding)                                     $6.63
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/04

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                   $252,161
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                      38,534
-----------------------------------------------------------------------------------------------------------------------------
  Income on securities loaned                                                                   31,411
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                        (1,143)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $320,963
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                              $879,481
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         5,773
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                   41,407
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                              58,379
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            16,672
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 40,289
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      16,024
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                           16
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 18,343
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     1,893
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                  5,295
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,083,572
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                            (799)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,082,773
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                 $(761,810)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                  $14,430,113
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                  6,144
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                $14,436,257
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                               $4,274,575
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                     (195)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                                                $4,274,380
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                              $18,710,637
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                            $17,948,827
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.


                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment loss                                                                        $(761,810)               $(629,863)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                        14,436,257                8,585,758
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                        4,274,380               30,998,270
-----------------------------------------------------------------------------------     ------------             ------------
Increase in net assets from operations                                                   $17,948,827              $38,954,165
-----------------------------------------------------------------------------------     ------------             ------------
Net increase in net assets from series share transactions                                $30,670,143             $101,447,595
-----------------------------------------------------------------------------------     ------------             ------------
Total increase in net assets                                                             $48,618,970             $140,401,760
-----------------------------------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                                                   211,690,389               71,288,629
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss of $761,810 and $0,
respectively)                                                                           $260,309,359             $211,690,389
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                               SIX MONTHS             YEARS ENDED 12/31                PERIOD
                                                                 ENDED        ----------------------------------        ENDED
                                                                6/30/04           2003         2002         2001      12/31/00*
                                                              (UNAUDITED)
Net asset value, beginning of period                              $6.18          $4.51        $7.94        $9.74         $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)                                  $(0.02)        $(0.02)      $(0.02)      $(0.02)         $0.03
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   0.54           1.69        (3.41)       (1.68)         (0.29)
------------------------------------------------------------     ------         ------       ------       ------         ------
Total from investment operations                                  $0.52          $1.67       $(3.43)      $(1.70)        $(0.26)
------------------------------------------------------------     ------         ------       ------       ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                          $--            $--          $--        $0.00+++         $--
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions                                                         --             --           --        (0.05)            --
-------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                   --             --           --         0.00+++          --
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and foreign
currency transactions                                                --             --           --        (0.05)            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--            $--          $--       $(0.10)           $--
------------------------------------------------------------     ------         ------       ------       ------         ------
Net asset value, end of period                                    $6.70          $6.18        $4.51        $7.94          $9.74
------------------------------------------------------------     ------         ------       ------       ------         ------
Total return (%)                                                   8.41++        37.03       (43.20)      (17.55)         (2.60)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                         0.87+          0.89         0.90         0.91           0.91+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      (0.60)+        (0.45)       (0.34)       (0.20)          0.45+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   47             86          144          105             84
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                      $208,590       $165,102      $56,909      $48,453         $5,440
-------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fee. Prior to May 1, 2003, the series paid the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. Effective May
    1, 2003, the series is no longer subject to reimbursement. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $--         $(0.03)      $(0.02)      $(0.02)        $(0.05)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS):

Expenses##                                                           --           0.91         0.91         0.96           2.21+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                  --          (0.47)       (0.35)       (0.25)         (0.85)+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the series' investment operations, April 28, 2000, through December 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                               SIX MONTHS             YEARS ENDED 12/31                PERIOD
                                                                 ENDED        ----------------------------------        ENDED
                                                                6/30/04           2003         2002         2001      12/31/00*
                                                              (UNAUDITED)
Net asset value, beginning of period                              $6.12          $4.48        $7.92        $9.72         $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)                                  $(0.03)        $(0.04)      $(0.03)      $(0.03)         $0.02
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   0.54           1.68        (3.41)       (1.67)         (0.30)
------------------------------------------------------------     ------         ------       ------       ------         ------
Total from investment operations                                  $0.51          $1.64       $(3.44)      $(1.70)        $(0.28)
------------------------------------------------------------     ------         ------       ------       ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign currency
transactions                                                        $--            $--          $--       $(0.05)           $--
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and foreign
currency transactions                                                --             --           --        (0.05)            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--            $--          $--       $(0.10)           $--
------------------------------------------------------------     ------         ------       ------       ------         ------
Net asset value, end of period                                    $6.63          $6.12        $4.48        $7.92          $9.72
------------------------------------------------------------     ------         ------       ------       ------         ------
Total return (%)                                                   8.33++        36.61       (43.43)      (17.63)         (2.80)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                         1.12+          1.14         1.13         1.11           1.11+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      (0.85)+        (0.70)       (0.58)       (0.32)          0.25+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   47             86          144          105             84
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $51,719        $46,588      $14,380      $13,929         $7,033
-------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fee. Prior to May 1, 2003, the series paid the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. Effective May
    1, 2003, the series is no longer subject to reimbursement. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $--         $(0.04)      $(0.03)      $(0.03)        $(0.07)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS):

Expenses##                                                           --           1.16         1.14         1.16           2.41+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                  --          (0.72)       (0.59)       (0.37)         (1.05)+
-------------------------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 30 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2004, the series' custodian fees were reduced by $713 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For six months ended June 30, 2004, the series' miscellaneous expenses were reduced by $86 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and net operating losses.

The series paid no distributions for the years ended December 31, 2003 and December 31, 2002.

As of December 31, 2003, the components of accumulated losses on a tax basis were as follows:

              Capital loss carryforward             $(30,329,130)
              --------------------------------------------------
              Unrealized appreciation                 26,827,558
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010 ($30,329,130).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series'average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $16,672, equivalent to 0.01422% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $41,042 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $276 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $137,438,547 and $107,226,645, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $286,798,438
              --------------------------------------------------
              Gross unrealized appreciation          $37,656,188
              --------------------------------------------------
              Gross unrealized depreciation           (6,554,252)
              --------------------------------------------------
              Net unrealized appreciation            $31,101,936
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                            Six months ended 6/30/04              Year ended 12/31/03
                                                             SHARES           AMOUNT           SHARES            AMOUNT
INITIAL CLASS SHARES

Shares sold                                                 5,309,619       $34,884,802       16,144,962       $87,680,652
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                            (892,986)       (5,764,518)      (2,054,642)      (10,723,295)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                4,416,633       $29,120,284       14,090,320       $76,957,357
--------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                 2,600,779       $16,976,249        7,320,588       $39,943,815
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (2,410,191)      (15,426,390)      (2,924,790)      (15,453,577)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                  190,588        $1,549,859        4,395,798       $24,490,238
--------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $480, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) RESTRICTED SECURITIES

The series may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At June 30, 2004, the series owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                            DATE OF    SHARE/PRINCIPAL
DESCRIPTION             ACQUISITION             AMOUNT         COST       VALUE
Aber Diamond Corp.        1/14/2004             10,300     $398,340    $304,636
-------------------------------------------------------------------------------

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(9) SUBSEQUENT EVENT

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $243 resulted in an impact to net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                        PORTFOLIO MANAGERS
Massachusetts Financial Services Company                  Eric B. Fischman
500 Boylston Street, Boston, MA 02116-3741                David E. Sette-Ducati

DISTRIBUTOR                                               CUSTODIAN
MFS Fund Distributors, Inc.                               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                225 Franklin Street, Boston, MA 02110

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com



[logo] M F S(R)
INVESTMENT MANAGEMENT

(C)2004 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                VMG-SEM 8/04 4M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) MONEY MARKET SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) MONEY MARKET SERIES

Objective: Seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           5
----------------------------------------------------
FINANCIAL STATEMENTS                               6
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     10
----------------------------------------------------
TRUSTEES AND OFFICERS                             14
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Interest rates remained very low early in the six-month period ended June 30, 2004. But the bond market changed dramatically later in the period after the U.S. Department of Labor began releasing a string of strong monthly jobs reports that indicated that the economy was in a full recovery, and as inflation concerns appeared to mount. Investors, therefore, began to anticipate that the U.S. Federal Reserve Board (the Fed) would raise short- term interest rates from their near historic lows. The Fed fulfilled these expectations on June 30, the last day of the reporting period, by instituting a rate increase of 0.25%.

PORTFOLIO PERFORMANCE

With anticipation of rising interest rates so high during the period, we shortened the weighted average maturity for the series significantly, from 57 days at the start of the period to 23 days as the period concluded on June 30. Essentially, we looked to cut our interest-rate risk in the anticipation that rates would begin to rise and continue to rise in the foreseeable future.

The portfolio was impacted, in our opinion, by a continued short supply of commercial paper in the market. Companies were reluctant during the period to issue longer-term commercial paper, in an effort to lock in at current low interest rates. While evidence of U.S. and global economic improvements appeared to strengthen during the period, we believe this short supply could be attributed to some mixed economic signals (such as those in the U.S. labor market) that may have led to cautious corporate spending. On June 30, approximately 58% of the series was invested in commercial paper, and certificate of deposits with the balance of the portfolio invested in government paper and repurchase agreements.

Regardless of market or economic conditions, we intend to maintain a focus on high quality as we concentrate on the objectives of income, capital preservation, and liquidity.

    Respectfully,

/s/ Edward L. O'Dette                       /s/ Terri A. Vittozzi

    Edward L. O'Dette                           Terri A. Vittozzi
    Portfolio Manager                           Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

INVESTMENTS IN THE PORTFOLIO ARE NOT INSURED OR GUARANTEED BY THE DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO'S YIELD WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS.

Commencement of investment operations: 1/03/95
--------------------------------------------------
6-month total return: 0.24%
--------------------------------------------------
7-day current yield with waiver: 0.50%
--------------------------------------------------
7-day current yield without waiver: 0.11%
--------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the results would have been less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Certificate of Deposits - 4.3%
------------------------------------------------------------------------------------------------------------------------
                                                                                           PAR AMOUNT
ISSUER                                                                                   (000 Omitted)           $ VALUE
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., due 7/13/04                                                                       $173       $173,000
------------------------------------------------------------------------------------------------------------------------
Total Certificate of Deposits, at Amortized Cost and Value                                                      $173,000
------------------------------------------------------------------------------------------------------------------------

Commercial Paper - 53.6%
------------------------------------------------------------------------------------------------------------------------
Abbey National LLC, due 10/01/04                                                                     $150       $149,590
------------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., due 7/01/04                                                              162        162,000
------------------------------------------------------------------------------------------------------------------------
Cargill, Inc., due 7/01/04                                                                            162        162,000
------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, due 7/01/04                                                      162        162,000
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., due 7/01/04                                                                          162        162,000
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 9/27/04                                                           180        179,511
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., due 10/25/04                                                               175        174,295
------------------------------------------------------------------------------------------------------------------------
ING North America Insurance Holdings, Inc., due 8/04/04                                               160        159,838
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc., due 7/01/04                                                                  170        170,000
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., due 7/01/04                                                                162        162,000
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., due 7/02/04                                                         174        173,995
------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 7/01/04                                                                   162        162,000
------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, due 10/14/04                                                                    190        189,385
------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                           $2,168,614
------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations - 30.7%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, due 8/11/04                                                                              $150       $149,814
------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, due 7/28/04                                                                 150        149,880
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, due 7/01/04                                                                              940        940,000
------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost and Value                                         $1,239,694
------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 11.9%
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.5%, dated 6/30/04, due 7/01/04, total to be received $405,017
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                             $405       $405,000
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.5%, dated 6/30/04, due 7/01/04, total to be received $77,003
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                               77         77,000
------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                                            $482,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                $4,063,308
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.5)%                                                                          (19,997)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $4,043,311
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS

Investments, at amortized cost and value                                                   $3,581,308
-----------------------------------------------------------------------------------------------------------------------------
Repuchase agreements, at value                                                                482,000
-----------------------------------------------------------------------------------------------------------------------------
Total investments, at amortized cost and value                                              4,063,308
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              444
-----------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                               140
-----------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                      428
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       $4,064,320
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for series shares reacquired                                                          $20,939
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                   59
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                                                11
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                     $21,009
-----------------------------------------------------------------------------------------------------------------------------
Net assets (represented by paid-in-capital)                                                                        $4,043,311
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           4,043,311
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share
  (net assets of $4,043,311 / 4,043,311 shares of beneficial interest outstanding)                                      $1.00
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR PERIOD ENDED 6/30/04

NET INVESTMENT INCOME

Interest income                                                                                                       $24,720
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                               $11,463
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                           700
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                      821
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                               332
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                  1,208
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                       7,848
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                            4
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                  9,818
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                  2,436
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                        $34,630
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (18)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expense by investment adviser                                                   (20,857)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                          $13,755
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 $10,965
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.


                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income, declared as distributions to shareholders                             $10,965                  $75,392
-----------------------------------------------------------------------------------------------------------------------------

SERIES SHARE (PRINCIPAL) TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE

Net proceeds from sale of shares                                                          $1,427,720               $3,791,143
-----------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment of distributions             10,959                   75,171
-----------------------------------------------------------------------------------     ------------            -------------
Cost of shares reacquired                                                                 (2,651,225)             (15,616,101)
-----------------------------------------------------------------------------------     ------------            -------------
Total decrease in net assets                                                             $(1,212,546)            $(11,749,787)
-----------------------------------------------------------------------------------     ------------            -------------

NET ASSETS

At beginning of period                                                                    $5,255,857              $17,005,644
-----------------------------------------------------------------------------------------------------------------------------
At end of period                                                                          $4,043,311               $5,255,857
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned on an investment in the series (assuming reinvestment of all distributions) held for the entire period.
                                                   SIX MONTHS                           YEARS ENDED 12/31
                                                     ENDED         ------------------------------------------------------------
                                                    6/30/04           2003          2002         2001         2000         1999
                                                  (UNAUDITED)
Net asset value, beginning of period                  $1.00          $1.00          $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                              $0.00+++       $0.01          $0.01        $0.04        $0.06        $0.05
--------------------------------------------------------------------------------------------------------------------------------
Less distributions declared to shareholders from
net investment income                                $(0.00)+++     $(0.01)        $(0.01)      $(0.04)      $(0.06)      $(0.05)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $1.00          $1.00          $1.00        $1.00        $1.00        $1.00
------------------------------------------------     ------         ------         ------       ------       ------       ------
Total return (%)                                       0.24++         0.61           1.31         3.72         5.93         4.62(+)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                             0.60+          0.60           0.60         0.61         0.62         0.61
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.48+          0.64           1.30         3.50         5.76         4.52
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $4,043         $5,256        $17,006      $20,706      $11,214      $11,426
--------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees, such that "Other Expenses" do not exceed 0.10% annually.
    This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                         $(0.00)+++      $0.00+++       $0.01        $0.03        $0.05        $0.04
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.51+          0.99           0.79         0.85         0.99         0.88
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (0.43)+         0.25           1.11         3.26         5.39         4.25
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return previously reported for the year ended December 31, 1999 has been revised from 4.59% to 4.62%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Money Market Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004 there were 6 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The series' use of amortized cost is subject to the series' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                                      12/31/03     12/31/02
      Distributions declared from ordinary income     $75,392      $240,635
      ---------------------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series' has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the series' average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees, such that "Other Expenses" do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. At June 30, 2004, aggregate unreimbursed expenses amounted to $360,588.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $332, equivalent to 0.01449% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $808 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $2 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, aggregated $68,776,087 and $69,636,000, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004 was $1, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.
                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                        PORTFOLIO MANAGERS
Massachusetts Financial Services Company                  Edward L. O'Dette
500 Boylston Street, Boston, MA 02116-3741                Terri A. Vittozzi

DISTRIBUTOR                                               CUSTODIAN
MFS Fund Distributors, Inc.                               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                           225 Franklin Street, Boston, MA 02110
02116-3741

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com



[logo] M F S(R)
INVESTMENT MANAGEMENT

(C)2004 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                 VMM-SEM 8/04 1M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) GLOBAL EQUITY SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) GLOBAL EQUITY SERIES

Objective: Seeks capital appreciation.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. In our opinion, the release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. The U.S. Federal Reserve Board fulfilled these expectations with a rate increase of 0.25% on the last day of the period. The Bank of England, meanwhile, announced a pair of rate hikes and set the expectation for more in the future.

Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Mid East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

CONTRIBUTORS TO PERFORMANCE

Our selection of health care stocks was the most significant contributor to the series' performance relative to its benchmark, the MSCI (Morgan Stanley Capital International) World Index. We were able to identify a number of companies in the health care sector, such as Fisher Scientific, Waters Corp., and AdvancePCS, that generated strongly positive absolute returns during the period. We had an overweighted position relative to the benchmark in Waters, while the benchmark did not include Fisher Scientific or AdvancePCS. All of these factors conspired to boost the portfolio's relative returns. During the period, AdvancePCS was bought by Caremark, which we now hold in the portfolio.

The financial services sector was another in which we were able to generate strong returns versus the benchmark by identifying individual stock opportunities. OTP Bank, for example, posted very strong positive returns during the period and was one of the leading individual contributors to the portfolio's relative performance.

The single greatest individual contributor to the series' relative performance was consumer staples firm Reckitt Benckiser. We benefited from the company being the individual largest holding in the series during a period in which its stock generated sharply positive returns for investors.

DETRACTORS FROM PERFORMANCE

The portfolio's selection of securities in the utilities and communications sector was the most significant drag on performance during the period. In particular, we had positions in Brasil Telecom and France Telecom during a period in which both stocks posted sizable negative returns. We had a sharply overweighted position in France Telecom relative to the benchmark, while Brasil Telecom is not a stock within the MSCI World Index. These factors accentuated their negative impact on performance.

Among individual holdings, health care company Sanofi-Synthelabo, technology firm Seiko Epson, and leisure stock Viacom were the most noteworthy detractors from relative performance. The stocks of all three companies posted negative returns during the period.

Our holdings in both France Telecom and Seiko Epson were sold from the portfolio by the end of the period.

    Respectfully,

/s/ David R. Mannheim

    David R. Mannheim
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

----------------
Average annual
----------------

                   Class
    Share        inception
    class           date        6-mo     1-yr     3-yr      5-yr     Life*
----------------------------------------------------------------------------
   Initial         5/3/99         --     24.65%    5.16%     3.29%     4.24%
----------------------------------------------------------------------------
   Service         5/1/00         --     24.97%    5.57%     3.50%     4.45%
----------------------------------------------------------------------------

----------------
Average annual
----------------

Comparative benchmark
----------------------------------------------------------------------------
MSCI World Index#                3.79%   24.57%    1.32%    -1.31%    -1.10%
----------------------------------------------------------------------------

----------------
Cumulative
----------------

    Share
    class
----------------------------------------------------------------------------
   Initial                       6.17%   24.65%   16.31%    17.55%    23.90%
----------------------------------------------------------------------------
   Service                       6.55%   24.97%   17.67%    18.75%    25.16%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, May 3, 1999, through June 30, 2004. Index information is from May 1, 1999.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX - measures the performance of stock markets in the developed world.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had these shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the series' performance results would be less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 97.3%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES         $ VALUE
------------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 66.5%
------------------------------------------------------------------------------------------------------------------------
Australia - 2.2%
------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd. (Broadcast & Cable TV)^                                                           32,756        $288,707
------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)^                                                             27,316         243,038
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $531,745
------------------------------------------------------------------------------------------------------------------------
Austria - 0.9%
------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG (Banks & Credit Companies)                          1,400        $220,159
------------------------------------------------------------------------------------------------------------------------

Bermuda - 2.5%
------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                                          15,860        $435,833
------------------------------------------------------------------------------------------------------------------------
ESPRIT Holdings Ltd. (Specialty Stores)                                                           41,500         185,693
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $621,526
------------------------------------------------------------------------------------------------------------------------
Brazil - 0.4%
------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone Services)                                        3,010         $92,407
------------------------------------------------------------------------------------------------------------------------

Canada - 2.1%
------------------------------------------------------------------------------------------------------------------------
BCE, Inc. (Telephone Services)                                                                     5,654        $112,608
------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroad & Shipping)                                                4,647         202,563
------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                                                5,010         215,334
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $530,505
------------------------------------------------------------------------------------------------------------------------
France - 8.7%
------------------------------------------------------------------------------------------------------------------------
AXA (Insurance)                                                                                   15,140        $333,801
------------------------------------------------------------------------------------------------------------------------
Business Objects S.A. (Internet)^                                                                  2,520          56,573
------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Specialty Chemicals)^                                                          3,549         587,500
------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)^                                                               5,890         373,797
------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (Electrical Equipment)^                                                    2,709         185,121
------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (Energy - Independent)^                                                                 1,870         356,938
------------------------------------------------------------------------------------------------------------------------
Veolia Environnement (Utilities - Electric Power)^                                                 8,930         252,252
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,145,982
------------------------------------------------------------------------------------------------------------------------
Germany - 2.0%
------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                                           5,810        $257,396
------------------------------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                                                      3,820         225,352
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $482,748
------------------------------------------------------------------------------------------------------------------------
Hungary - 0.7%
------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR (Banks & Credit Companies)                                                      4,320        $178,200
------------------------------------------------------------------------------------------------------------------------

Ireland - 0.7%
------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Banks & Credit Companies)                                             10,830        $166,879
------------------------------------------------------------------------------------------------------------------------

Italy - 0.8%
------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. (Insurance)                                                  10,690        $194,150
------------------------------------------------------------------------------------------------------------------------

Japan - 8.9%
------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp. (Automotive)^                                                                   11,000        $206,228
------------------------------------------------------------------------------------------------------------------------
Canon, Inc. (Personal Computers & Peripherals)                                                     8,000         420,687
------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                                  15,470         242,212
------------------------------------------------------------------------------------------------------------------------
Citizen Watch Co. Ltd. (Electronics)                                                              19,000         214,770
------------------------------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                                                       44         251,095
------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Electrical Equipment)                                                           1,600          81,650
------------------------------------------------------------------------------------------------------------------------
Nok Corp. (Special Products & Services)                                                            3,000         111,116
------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                                             8,100         142,229
------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (Natural Gas - Distribution)                                                   35,000         123,874
------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automotive)                                                                    6,800         274,873
------------------------------------------------------------------------------------------------------------------------
Yamaha Corp. (Leisure & Toys)                                                                      7,700         126,051
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,194,785
------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.0%
------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V. (Printing & Publishing)                                                        17,670        $248,385
------------------------------------------------------------------------------------------------------------------------

Singapore - 2.0%
------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd. (Banks & Credit Companies)                                                24,030        $201,029
------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telephone Services)                                           133,000         173,851
------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks & Credit Companies)                                              15,000         116,772
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $491,652
------------------------------------------------------------------------------------------------------------------------
South Korea - 2.2%
------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd. (Electronics)                                                           810        $334,375
------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd. (Electrical Equipment)                                                        1,990         209,247
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $543,622
------------------------------------------------------------------------------------------------------------------------
Spain - 3.5%
------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A. (Banks & Credit Companies)                                   18,460        $246,898
------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric Power)^                                                      12,840         271,361
------------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                                              24,139         357,255
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $875,514
------------------------------------------------------------------------------------------------------------------------
Sweden - 5.1%
------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A" (Machinery & Tools)                                                            7,210        $267,764
------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B" (Telecommunications - Wireline)                                               84,150         248,223
------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B" (Specialty Stores)^                                                      12,960         334,935
------------------------------------------------------------------------------------------------------------------------
Sandvik AB (Machinery & Tools)                                                                    11,580         395,437
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,246,359
------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.3%
------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group (Banks & Credit Companies)                                                     6,920        $245,978
------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)                                                       1,135         302,812
------------------------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                                      5,300         233,904
------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                                 4,290         424,922
------------------------------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                                            1,610         135,035
------------------------------------------------------------------------------------------------------------------------
Synthes, Inc. (Medical Equipment)*                                                                   820          93,502
------------------------------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                                                  5,306         374,035
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,810,188
------------------------------------------------------------------------------------------------------------------------
United Kingdom - 15.5%
------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC (Brokerage & Asset Managers)                                                         39,590        $269,866
------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                                                  7,800         349,839
------------------------------------------------------------------------------------------------------------------------
BOC Group PLC (Specialty Chemicals)                                                               16,970         283,960
------------------------------------------------------------------------------------------------------------------------
BP PLC (Energy - Integrated)                                                                      27,047         238,793
------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcast & Cable TV)                                         16,670         187,975
------------------------------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)                                                                  26,826         361,586
------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)                                                                 60,688         314,936
------------------------------------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                                                     7,200         185,743
------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                                                 31,430         889,450
------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Companies)                                        5,742         165,306
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                               130,540         285,762
------------------------------------------------------------------------------------------------------------------------
William Hill Ltd. (Gaming & Lodging)                                                              27,820         279,409
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,812,625
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                         $16,387,431
------------------------------------------------------------------------------------------------------------------------

U.S. Stocks - 30.8%
------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 5.7%
------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                               8,910        $457,796
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              2,910         246,244
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                    7,470         347,355
------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                         9,580         247,068
------------------------------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                                                   2,870         111,385
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,409,848
------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                     5,870        $277,827
------------------------------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 1.7%
------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                                23,950        $421,041
------------------------------------------------------------------------------------------------------------------------

Brokerage & Asset Managers - 0.6%
------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                          8,200        $135,218
------------------------------------------------------------------------------------------------------------------------

Business Services - 0.4%
------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                                 2,020         $97,142
------------------------------------------------------------------------------------------------------------------------

Chemicals - 2.1%
------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                     4,500        $236,025
------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                      6,850         273,384
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $509,409
------------------------------------------------------------------------------------------------------------------------
Computer Software - 1.9%
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                    9,580        $273,605
------------------------------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                                                         6,350         115,126
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    2,050          89,749
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $478,480
------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                1,830        $109,269
------------------------------------------------------------------------------------------------------------------------

Entertainment - 1.2%
------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  7,940        $283,617
------------------------------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 1.1%
------------------------------------------------------------------------------------------------------------------------
J.M. Smucker Co.                                                                                   1,860         $85,393
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      3,450         185,886
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $271,279
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.7%
------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                                 6,748        $222,279
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                             5,380         310,695
------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                                            4,110         135,055
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $668,029
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 3.2%
------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                       3,020        $157,342
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                    2,010          97,927
------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                             9,080         279,119
------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                      5,090         243,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $777,588
------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.1%
------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                       7,030        $266,367
------------------------------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 1.5%
------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                       10,490        $375,752
------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals - 1.9%
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  8,340        $464,538
------------------------------------------------------------------------------------------------------------------------

Railroad & Shipping - 1.3%
------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                 5,210        $182,715
------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                                2,450         145,653
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $328,368
------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.8%
------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                                 6,550        $188,378
------------------------------------------------------------------------------------------------------------------------

Specialty Stores - 2.1%
------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                   4,850        $170,720
------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                    14,240         343,751
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $514,471
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                             $7,576,621
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $20,766,275)                                                                  $23,964,052
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 4.0%
------------------------------------------------------------------------------------------------------------------------
                                                                                          PAR AMOUNT
ISSUER                                                                                  (000 Omitted)            $ VALUE
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04, at Amortized Cost                               $980        $980,000
------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 6.4%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.50%, dated 6/30/04, due 7/01/04, total to be received $1,577,066
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                                 $1,577      $1,577,000
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 9.2%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES         $ VALUE
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                      2,253,171      $2,253,171
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $25,576,446)                                                             $28,774,223
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (16.9)%                                                                      (4,157,105)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $24,617,118
------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS

Investments, at value, including $2,154,523 of securities on loan
(identified cost, $25,576,446)                                                             $28,774,223
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                               235
-----------------------------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $2,061)                                             2,025
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                 97,360
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                               96,179
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                               31,022
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $29,001,044
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                           $2,129,585
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                               401
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                   2,253,171
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                   669
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                                                100
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $4,383,926
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $24,617,118
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                            $21,507,276
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                           3,196,136
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                (197,606)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                                111,312
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $24,617,118
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           2,143,037
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value per share
  (net assets of $24,617,094 / 2,143,035 shares of beneficial interest outstanding)                                    $11.49
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value per share
  (net assets of $24.05 / 2.053 shares of beneficial interest outstanding)                                             $11.71
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                    $245,187
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                       10,429
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                        (27,011)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $228,605
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                               $100,160
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                            716
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                     3,682
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                              1,424
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                  14,784
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                       19,095
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                             3
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                  19,238
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                        959
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                   2,993
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $163,054
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (242)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                                                   (47,628)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $115,184
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $113,421
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                      $914,138
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                  (3,380)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                   $910,758
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                                  $173,819
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                    (2,372)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                                                  $171,447
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                               $1,082,205
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                             $1,195,626
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                        $113,421                 $75,550
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                            910,758                 280,095
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                           171,447               3,055,691
----------------------------------------------------------------------------------     --------------            ------------
Increase in net assets from operations                                                     $1,195,626              $3,411,336
----------------------------------------------------------------------------------     --------------            ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                                   $(71,238)                $(5,842)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service  Class)                                                        --                      --
----------------------------------------------------------------------------------     --------------            ------------
Total distributions declared to shareholders                                                 $(71,238)                $(5,842)
----------------------------------------------------------------------------------     --------------            ------------
Net increase in net assets from series share transactions                                  $5,280,755              $7,442,466
----------------------------------------------------------------------------------     --------------            ------------
Total increase in net assets                                                               $6,405,143             $10,847,960
----------------------------------------------------------------------------------     --------------            ------------

NET ASSETS

At beginning of period                                                                     18,211,975               7,364,015
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$111,312 and $69,129, respectively)                                                       $24,617,118             $18,211,975
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                       SIX MONTHS                  YEARS ENDED 12/31                    PERIOD
                                                         ENDED        --------------------------------------------       ENDED
                                                        6/30/04        2003         2002        2001        2000     12/31/99*
                                                      (UNAUDITED)
Net asset value, beginning of period                    $10.86        $8.50         $9.69      $10.80      $12.04        $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

Net investment income(S)                                 $0.06        $0.06         $0.05       $0.04       $0.09         $0.03
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                          0.61         2.30         (1.20)      (1.11)      (0.93)         2.34
---------------------------------------------------     ------       ------        ------      ------      ------        ------
Total from investment operations                         $0.67        $2.36        $(1.15)     $(1.07)     $(0.84)        $2.37
---------------------------------------------------     ------       ------        ------      ------      ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                              $(0.04)      $(0.00)+++    $(0.04)     $(0.03)     $(0.05)       $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                       --           --            --          --       (0.22)        (0.31)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions                               --           --            --       (0.01)      (0.13)           --
---------------------------------------------------     ------       ------        ------      ------      ------        ------
Total distributions declared to shareholders            $(0.04)      $(0.00)+++    $(0.04)     $(0.04)     $(0.40)       $(0.33)
---------------------------------------------------     ------       ------        ------      ------      ------        ------
Net asset value, end of period                          $11.49       $10.86         $8.50       $9.69      $10.80        $12.04
---------------------------------------------------     ------       ------        ------      ------      ------        ------
Total return (%)                                          6.17++      27.84        (11.89)      (9.95)      (7.09)        23.83++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.15+        1.15          1.15        1.16        1.19          1.31+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     1.13+        0.63          0.54        0.44        0.78          0.37+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          25           48           148          71         101            68
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $24,617      $18,212        $7,364      $5,623      $4,669        $1,651
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series'
    fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for the Initial Class shares. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of May 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on
    April 30, 2005. Prior to May 1, 2000, the reimbursement fee was not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                             $0.04       $(0.01)       $(0.04)     $(0.06)     $(0.09)       $(0.18)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                1.63+        1.94          2.10        2.22        2.78          4.39+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              0.65+       (0.16)        (0.41)      (0.62)      (0.81)        (2.71)+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 1999.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                             SIX MONTHS               YEARS ENDED 12/31                PERIOD
                                                                ENDED         ----------------------------------        ENDED
                                                               6/30/04           2003          2002         2001      12/31/00*
                                                             (UNAUDITED)
Net asset value, beginning of period                              $10.99          $8.57         $9.72       $10.79       $11.88**
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

Net investment income(S)                                           $0.08          $0.13         $0.01        $0.06        $0.05
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                    0.64           2.29         (1.14)       (1.11)       (0.94)
--------------------------------------------------------------    ------         ------        ------       ------       ------
Total from investment operations                                   $0.72          $2.42        $(1.13)      $(1.05)      $(0.89)
--------------------------------------------------------------    ------         ------        ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                           $--            $--        $(0.02)      $(0.01)      $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                                 --             --            --           --        (0.10)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and foreign
currency transactions                                                 --             --            --        (0.01)       (0.06)
--------------------------------------------------------------    ------         ------        ------       ------       ------
Total distributions declared to shareholders                         $--            $--        $(0.02)      $(0.02)      $(0.20)
--------------------------------------------------------------    ------         ------        ------       ------       ------
Net asset value, end of period                                    $11.71         $10.99         $8.57        $9.72       $10.79
--------------------------------------------------------------    ------         ------        ------       ------       ------
Total return (%)                                                    6.55++        28.24        (11.65)       (9.76)       (7.53)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                          0.17###+       0.65###       1.40         1.36         1.37+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               1.46+          1.41          0.15         0.59         0.75+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    25             48           148           71          101
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $24            $22          $148         $168         $187
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that
    Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for the Service Class shares. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of May 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. To the extent actual expenses were over this limitation, the net investment income (loss)
    per share and the ratios would have been:

Net investment income (loss)                                       $0.06          $0.06        $(0.07)      $(0.05)      $(0.07)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          0.65+          1.44          2.35         2.42         2.96+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        0.98+          0.62         (0.80)       (0.47)       (0.84)+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Service Class assets. MFS is the Service Class' sole shareholder.
 ** The net asset value per share has been restated to reflect the first NAV available to the public. This change had no effect on the total return for the period.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Series is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 11 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2004, the series' custodian fees were reduced by $80 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For six months ended June 30, 2004, the series' miscellaneous expenses were reduced by $162 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and passive foreign investment companies.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                             12/31/03   12/31/02
              Distributions declared from:
              --------------------------------------------------
                Ordinary income                $5,842    $32,001
              --------------------------------------------------

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income              $70,745
              --------------------------------------------------
              Capital loss carryforward                 (799,218)
              --------------------------------------------------
              Unrealized appreciation                  2,715,543
              --------------------------------------------------
              Other temporary differences                 (1,616)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

              EXPIRATION DATE

              December 31, 2009                        $(306,860)
              --------------------------------------------------
              December 31, 2010                         (361,283)
              --------------------------------------------------
              December 31, 2011                         (131,075)
              --------------------------------------------------
              Total                                    $(799,218)
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series' has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the series' average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for the Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of May 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. At June 30, 2004, aggregate unreimbursed expenses amounted to $15,876. The series will not be required to reimburse MFS the $98,510 for expenses borne under a previous agreement that expired on May 1, 2004.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004 the series paid MFS $1,424, equivalent to 0.014% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $3,497 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $168 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $10,359,460 and $4,903,428, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                         $25,885,592
              --------------------------------------------------
              Gross unrealized appreciation           $3,007,085
              --------------------------------------------------
              Gross unrealized depreciation             (118,454)
              --------------------------------------------------
              Net unrealized appreciation             $2,888,631
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                Six months ended 6/30/04         Year ended 12/31/03
                                                                 SHARES         AMOUNT         SHARES          AMOUNT
INITIAL CLASS SHARES

Shares sold                                                      542,754      $6,133,782      1,097,305       $9,997,174
------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                      6,372          71,238            676            5,842
------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                (82,612)       (924,265)      (288,130)      (2,560,403)
------------------------------------------------------------------------------------------------------------------------
Net increase                                                     466,514      $5,280,755        809,851       $7,442,613
------------------------------------------------------------------------------------------------------------------------

                                                               Six months ended 6/30/04*        Year ended 12/31/03
                                                                SHARES         AMOUNT         SHARES          AMOUNT
SERVICE CLASS SHARES

Shares sold                                                           --             $--          2.053           $20.00
------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                     --              --        (17.316)         (166.58)
------------------------------------------------------------------------------------------------------------------------
Net decrease                                                          --             $--        (15.263)        $(146.58)
------------------------------------------------------------------------------------------------------------------------
* For the six months ended June 30, 2004, the series had no Service Class share activity.

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $98, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                        CUSTODIAN
Massachusetts Financial Services Company                  State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGER
David R. Mannheim

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C)2004 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VGE-SEM 8/04 35M

MFS(R) Variable Insurance Trust
SEMIANNUAL REPORT 6/30/04

MFS(R) VALUE SERIES

A path for pursuing opportunity

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) VALUE SERIES

Objective: Seeks capital appreciation and reasonable income.

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
LETTER FROM THE CEO                            1
------------------------------------------------
MANAGEMENT REVIEW                              3
------------------------------------------------
PERFORMANCE SUMMARY                            5
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       7
------------------------------------------------
FINANCIAL STATEMENTS                          11
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 16
------------------------------------------------
TRUSTEES AND OFFICERS                         21
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. The U.S. Federal Reserve Board fulfilled these expectations with a rate increase of 0.25% on the last day of the period. The Bank of England, meanwhile, announced a pair of rate hikes and set the expectation for more in the future.

Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Middle East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

DETRACTORS FROM PERFORMANCE

Our stock selection in the leisure, financial services, and transportation sectors proved to be the principal detractor from the series' relative performance.

In the leisure area, our positions in media conglomerate Viacom and U.S. cable television operator Comcast detracted from performance.

Among financial services stocks, our overweighted position in southeastern U.S. bank operator SunTrust Banks had a negative impact on performance.

In the transportation sector, our overweighted position in freight rail carrier Union Pacific held back relative returns.

Finally, the series' cash position also detracted from relative returns. The series held, on average, less than 4% in cash to buy new holdings and to provide liquidity. In a period when equity markets outperformed cash, holding any cash hurt performance against our benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

During the period, stock selection in the utilities and communications, basic materials, and technology sectors had the largest positive impact on the series' relative performance against its benchmark, the Russell 1000 Value Index.

Our overweighted position in the series' top-performing individual stock, energy supplier TXU Corporation, helped drive the series' performance in the utilities and communications sector.

In basic materials, our positions in agrochemical companies Syngenta and Monsanto (two of the series' top individual stock contributors during the period) helped boost returns.

Stockpicking and an underweighting in the technology area proved to be another source of relative strength. Our position in wireless handset manufacturer Motorola added to returns, as we captured much of the significant run-up of the company's stock price during the period. We sold our Motorola holdings at a profit by period-end.

While leisure was the series' most disappointing sector overall during the period, our position in Anglo-Dutch publisher Reed Elsevier contributed positively to relative returns.

Among consumer staples holdings, our overweighted position in household product manufacturer Kimberly-Clark made a strong contribution to relative performance.

     Respectfully,

 /s/ Steven R. Gorham

     Steven R. Gorham
     Portfolio Manager

Note to Investors: Effective July 1, 2004, Edward B. Baldini became a manager of the portfolio.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

--------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
--------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

--------------
Average annual
--------------

                        Class
   Share class      inception date     6-mo        1-yr       Life*
----------------------------------------------------------------------
     Initial            1/2/02            --        20.14%       4.51%
----------------------------------------------------------------------
     Service            1/2/02            --        19.71%       4.30%
----------------------------------------------------------------------

--------------
Average annual
--------------

Comparative benchmark
----------------------------------------------------------------------
Russell 1000 Value Index#                3.94%      21.13%       5.44%
----------------------------------------------------------------------

--------------
 Cumulative
--------------

   Share class
----------------------------------------------------------------------
     Initial                             3.50%      20.14%      11.62%
----------------------------------------------------------------------
     Service                             3.31%      19.71%      11.06%
----------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, January 2, 2002, through June 30, 2004. Index information is from
  January 1, 2002.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE RUSSELL 1000 VALUE INDEX - measures the performance of large-cap U.S. value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the results would be less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 96.1%
--------------------------------------------------------------------------------------------
ISSUER                                                                SHARES         $ VALUE
--------------------------------------------------------------------------------------------
U.S. Stocks - 87.3%
--------------------------------------------------------------------------------------------
Aerospace - 3.3%
--------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 29,700      $1,546,776
--------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                20,820       1,118,034
--------------------------------------------------------------------------------------------
                                                                                  $2,664,810
--------------------------------------------------------------------------------------------
Banks & Credit Companies - 19.0%
--------------------------------------------------------------------------------------------
American Express Co.                                                  17,997        $924,686
--------------------------------------------------------------------------------------------
Bank of America Corp.                                                 44,354       3,753,227
--------------------------------------------------------------------------------------------
BANK ONE Corp.                                                        23,110       1,178,610
--------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       67,350       3,131,775
--------------------------------------------------------------------------------------------
Fannie Mae                                                            23,964       1,710,071
--------------------------------------------------------------------------------------------
MBNA Corp.                                                            12,400         319,796
--------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                44,581       1,307,561
--------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                    18,900       1,003,212
--------------------------------------------------------------------------------------------
SouthTrust Corp.                                                       9,370         363,650
--------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                  27,443       1,783,521
--------------------------------------------------------------------------------------------
                                                                                 $15,476,109
--------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.7%
--------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                           41,170      $1,136,704
--------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                        14,530         403,789
--------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                    36,920         649,054
--------------------------------------------------------------------------------------------
                                                                                  $2,189,547
--------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.6%
--------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                               2,700        $135,216
--------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             18,472       1,739,324
--------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             19,655       1,060,977
--------------------------------------------------------------------------------------------
                                                                                  $2,935,517
--------------------------------------------------------------------------------------------
Chemicals - 5.9%
--------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        17,456        $915,567
--------------------------------------------------------------------------------------------
Dow Chemical Co.                                                      18,220         741,554
--------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                         27,400       1,217,108
--------------------------------------------------------------------------------------------
Monsanto Co.                                                          19,150         737,275
--------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                  19,556       1,222,054
--------------------------------------------------------------------------------------------
                                                                                  $4,833,558
--------------------------------------------------------------------------------------------
Computer Software - 0.5%
--------------------------------------------------------------------------------------------
Microsoft Corp.                                                       14,150        $404,124
--------------------------------------------------------------------------------------------

Computer Software - Systems - 0.9%
--------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                   10,500        $221,550
--------------------------------------------------------------------------------------------
International Business Machines Corp.                                  6,270         552,701
--------------------------------------------------------------------------------------------
                                                                                    $774,251
--------------------------------------------------------------------------------------------
Construction - 0.6%
--------------------------------------------------------------------------------------------
Masco Corp.                                                           14,800        $461,464
--------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.9%
--------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                  22,928      $1,510,497
--------------------------------------------------------------------------------------------

Containers - 0.5%
--------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                        18,600        $371,070
--------------------------------------------------------------------------------------------

Electrical Equipment - 1.6%
--------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                            5,200        $308,932
--------------------------------------------------------------------------------------------
Emerson Electric Co.                                                  15,890       1,009,810
--------------------------------------------------------------------------------------------
                                                                                  $1,318,742
--------------------------------------------------------------------------------------------
Electronics - 0.5%
--------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                               13,600        $427,584
--------------------------------------------------------------------------------------------

Energy - Independent - 2.1%
--------------------------------------------------------------------------------------------
Devon Energy Corp.                                                     4,860        $320,760
--------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                    5,900         352,289
--------------------------------------------------------------------------------------------
Unocal Corp.                                                          27,833       1,057,654
--------------------------------------------------------------------------------------------
                                                                                  $1,730,703
--------------------------------------------------------------------------------------------
Energy - Integrated - 4.1%
--------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                    2,350        $221,159
--------------------------------------------------------------------------------------------
ConocoPhillips                                                        21,880       1,669,225
--------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                     32,488       1,442,792
--------------------------------------------------------------------------------------------
                                                                                  $3,333,176
--------------------------------------------------------------------------------------------
Entertainment - 2.1%
--------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     41,019      $1,465,199
--------------------------------------------------------------------------------------------
Walt Disney Co.                                                        8,600         219,214
--------------------------------------------------------------------------------------------
                                                                                  $1,684,413
--------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.0%
--------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                            72,154      $1,210,744
--------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                        20,300         795,760
--------------------------------------------------------------------------------------------
Kellogg Co.                                                           31,980       1,338,363
--------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          3,318         178,774
--------------------------------------------------------------------------------------------
Sara Lee Corp.                                                        22,800         524,172
--------------------------------------------------------------------------------------------
                                                                                  $4,047,813
--------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
--------------------------------------------------------------------------------------------
Bowater, Inc.                                                          7,450        $309,846
--------------------------------------------------------------------------------------------
International Paper Co.                                               26,459       1,182,717
--------------------------------------------------------------------------------------------
                                                                                  $1,492,563
--------------------------------------------------------------------------------------------
Insurance - 6.2%
--------------------------------------------------------------------------------------------
AFLAC, Inc.                                                            7,000        $285,670
--------------------------------------------------------------------------------------------
Allstate Corp.                                                        21,945       1,021,540
--------------------------------------------------------------------------------------------
Chubb Corp.                                                            5,215         355,559
--------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                               11,083         761,845
--------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                            4,340         196,949
--------------------------------------------------------------------------------------------
MetLife, Inc.                                                         38,873       1,393,597
--------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                         25,672       1,040,743
--------------------------------------------------------------------------------------------
                                                                                  $5,055,903
--------------------------------------------------------------------------------------------
Leisure & Toys - 0.2%
--------------------------------------------------------------------------------------------
Hasbro, Inc.                                                           9,800        $186,200
--------------------------------------------------------------------------------------------

Machinery & Tools - 0.8%
--------------------------------------------------------------------------------------------
Deere & Co.                                                            8,799        $617,162
--------------------------------------------------------------------------------------------

Medical Equipment - 0.5%
--------------------------------------------------------------------------------------------
Baxter International, Inc.                                             8,100        $279,531
--------------------------------------------------------------------------------------------
Guidant Corp.                                                          2,600         145,288
--------------------------------------------------------------------------------------------
                                                                                    $424,819
--------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
--------------------------------------------------------------------------------------------
KeySpan Corp.                                                          7,670        $281,489
--------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                  7,760         194,000
--------------------------------------------------------------------------------------------
                                                                                    $475,489
--------------------------------------------------------------------------------------------
Oil Services - 1.5%
--------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    6,000        $159,000
--------------------------------------------------------------------------------------------
Noble Corp.*                                                          17,477         662,204
--------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                      6,762         429,455
--------------------------------------------------------------------------------------------
                                                                                  $1,250,659
--------------------------------------------------------------------------------------------
Pharmaceuticals - 5.7%
--------------------------------------------------------------------------------------------
Abbott Laboratories                                                   23,900        $974,164
--------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        3,800         265,658
--------------------------------------------------------------------------------------------
Johnson & Johnson                                                     30,950       1,723,915
--------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                      8,500         403,750
--------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          21,589         740,071
--------------------------------------------------------------------------------------------
Wyeth                                                                 14,800         535,168
--------------------------------------------------------------------------------------------
                                                                                  $4,642,726
--------------------------------------------------------------------------------------------
Printing & Publishing - 1.2%
--------------------------------------------------------------------------------------------
Tribune Co.                                                           20,820        $948,143
--------------------------------------------------------------------------------------------

Railroad & Shipping - 1.6%
--------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                    19,500        $683,865
--------------------------------------------------------------------------------------------
Union Pacific Corp.                                                    9,790         582,016
--------------------------------------------------------------------------------------------
                                                                                  $1,265,881
--------------------------------------------------------------------------------------------
Restaurants - 0.6%
--------------------------------------------------------------------------------------------
McDonald's Corp.                                                      17,800        $462,800
--------------------------------------------------------------------------------------------

Specialty Chemicals - 0.3%
--------------------------------------------------------------------------------------------
Praxair, Inc.                                                          6,346        $253,269
--------------------------------------------------------------------------------------------

Specialty Stores - 0.5%
--------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        16,600        $400,724
--------------------------------------------------------------------------------------------

Telephone Services - 4.5%
--------------------------------------------------------------------------------------------
SBC Communications, Inc.                                              32,190        $780,608
--------------------------------------------------------------------------------------------
Sprint FON Group                                                      68,100       1,198,560
--------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          47,710       1,726,625
--------------------------------------------------------------------------------------------
                                                                                  $3,705,793
--------------------------------------------------------------------------------------------
Tobacco - 2.1%
--------------------------------------------------------------------------------------------
Altria Group, Inc.                                                    34,731      $1,738,287
--------------------------------------------------------------------------------------------

Utilities - Electric Power - 4.9%
--------------------------------------------------------------------------------------------
Ameren Corp.                                                           4,610        $198,046
--------------------------------------------------------------------------------------------
Cinergy Corp.                                                         11,600         440,800
--------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                              11,660         735,513
--------------------------------------------------------------------------------------------
Energy East Corp.                                                     17,508         424,569
--------------------------------------------------------------------------------------------
Entergy Corp.                                                          8,640         483,926
--------------------------------------------------------------------------------------------
Exelon Corp.                                                           6,000         199,740
--------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                      5,190         194,158
--------------------------------------------------------------------------------------------
NSTAR                                                                  4,048         193,818
--------------------------------------------------------------------------------------------
PPL Corp.                                                              7,900         362,610
--------------------------------------------------------------------------------------------
TXU Corp.                                                             18,640         755,106
--------------------------------------------------------------------------------------------
                                                                                  $3,988,286
--------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                $71,072,082
--------------------------------------------------------------------------------------------

Foreign Stocks - 8.8%
--------------------------------------------------------------------------------------------
Bermuda - 0.6%
--------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                              18,800        $516,624
--------------------------------------------------------------------------------------------

Canada - 0.1%
--------------------------------------------------------------------------------------------
Finning International, Inc. (Machinery & Tools)                        3,240         $80,360
--------------------------------------------------------------------------------------------

France - 1.1%
--------------------------------------------------------------------------------------------
TOTAL S.A., ADR (Energy - Integrated)                                  9,621        $924,386
--------------------------------------------------------------------------------------------

Switzerland - 2.5%
--------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                         14,090        $621,833
--------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                     8,310         823,101
--------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                7,304         612,605
--------------------------------------------------------------------------------------------
                                                                                  $2,057,539
--------------------------------------------------------------------------------------------
United Kingdom - 4.5%
--------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                     29,261      $1,567,512
--------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)                                      28,260         380,914
--------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                             94,898         922,138
--------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                   343,300         751,511
--------------------------------------------------------------------------------------------
                                                                                  $3,622,075
--------------------------------------------------------------------------------------------
Total Foreign Stocks                                                              $7,200,984
--------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $71,950,679)                                      $78,273,066
--------------------------------------------------------------------------------------------

Short-Term Obligation - 3.8%
--------------------------------------------------------------------------------------------
                                                              PAR AMOUNT
ISSUER                                                      (000 Omitted)            $ VALUE
--------------------------------------------------------------------------------------------
Freddie Mac, due 7/01/04, at Amortized Cost                           $3,073      $3,073,000
--------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $75,023,679)                                 $81,346,066
--------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                 96,338
--------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $81,442,404
--------------------------------------------------------------------------------------------

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/04

ASSETS

Investments, at value (identified cost, $75,023,679)                                       $81,346,066
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                               822
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                 84,650
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                              310,789
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                              107,733
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $81,850,060
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                             $333,428
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                            72,072
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                 1,657
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                                                330
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                                 169
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $407,656
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $81,442,404
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                            $72,734,638
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                           6,322,488
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments and foreign currency
transactions                                                                                 1,938,701
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                                446,577
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $81,442,404
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           7,481,184
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value, offering price, and redemption price per share
  (net assets of $56,562,789 / 5,190,331 shares of beneficial interest outstanding)                                    $10.90
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value, offering price, and redemption price per share
  (net assets of $24,879,615 / 2,290,853 shares of beneficial interest outstanding)                                    $10.86
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                    $779,928
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                       13,101
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                        (11,516)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $781,513
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                               $255,095
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                          1,300
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                    12,417
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                               26,987
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                              4,762
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                  13,078
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                       13,306
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                            14
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                  19,015
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                      1,162
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                   3,487
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $350,623
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (142)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                                                   (17,379)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $333,102
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $448,411
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                    $2,077,591
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                     525
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                 $2,078,116
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                                 $(250,835)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                      (110)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                                 $(250,945)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                               $1,827,171
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                             $2,275,582
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                        $448,411                $361,197
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                          2,078,116               1,143,239
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                   (250,945)              6,665,017
-----------------------------------------------------------------------------------       -----------             -----------
Increase in net assets from operations                                                     $2,275,582              $8,169,453
-----------------------------------------------------------------------------------       -----------             -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                                  $(265,442)               $(23,448)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service  Class)                                                   (99,483)                (11,324)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions (Initial
Class)                                                                                       (787,507)                     --
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions (Service
Class)                                                                                       (361,842)                     --
-----------------------------------------------------------------------------------       -----------             -----------
Total distributions declared to shareholders                                              $(1,514,274)               $(34,772)
-----------------------------------------------------------------------------------       -----------             -----------
Net increase in net assets from series share transactions                                 $25,563,242             $37,750,494
-----------------------------------------------------------------------------------       -----------             -----------
Total increase in net assets                                                              $26,324,550             $45,885,175
-----------------------------------------------------------------------------------       -----------             -----------

NET ASSETS

At beginning of period                                                                     55,117,854               9,232,679
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$446,577 and $363,091, respectively)                                                      $81,442,404             $55,117,854
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semi-annual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                                            SIX MONTHS
                                                                               ENDED             YEAR ENDED          PERIOD ENDED
                                                                              6/30/04             12/31/03             12/31/02*
                                                                            (UNAUDITED)

Net asset value, beginning of period                                            $10.76               $8.63              $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                                                         $0.08               $0.14               $0.16
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                          0.29                2.01               (1.53)
-----------------------------------------------------------------------------   ------              ------              ------
Total from investment operations                                                 $0.37               $2.15              $(1.37)
-----------------------------------------------------------------------------   ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                                      $(0.06)             $(0.02)                $--
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions          (0.17)                 --                  --
-----------------------------------------------------------------------------   ------              ------              ------
Total distributions declared to shareholders                                    $(0.23)             $(0.02)                $--
-----------------------------------------------------------------------------   ------              ------              ------
Net asset value, end of period                                                  $10.90              $10.76               $8.63
-----------------------------------------------------------------------------   ------              ------              ------
Total return (%)                                                                  3.50++             24.96              (13.70)++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                        0.90+               0.90                0.90+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             1.40+               1.45                1.89+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                  19                  48                 102
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                      $56,563             $36,981              $5,497
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series'
    Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than
    0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                     $0.07               $0.11              $(0.01)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                        0.95+               1.18                2.94+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      1.35+               1.17               (1.15)+
------------------------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2002.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                             SIX MONTHS
                                                                                ENDED             YEAR ENDED          PERIOD ENDED
                                                                               6/30/04             12/31/03             12/31/02*
                                                                            (UNAUDITED)
Net asset value, beginning of period                                            $10.73               $8.62              $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                                                         $0.06               $0.11               $0.12
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                          0.29                2.02               (1.50)
-----------------------------------------------------------------------------   ------              ------              ------
Total from investment operations                                                 $0.35               $2.13              $(1.38)
-----------------------------------------------------------------------------   ------              ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                                      $(0.05)             $(0.02)                $--
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions          (0.17)                 --                  --
-----------------------------------------------------------------------------   ------              ------              ------
Total distributions declared to shareholders                                    $(0.22)             $(0.02)                $--
-----------------------------------------------------------------------------   ------              ------              ------
Net asset value, end of period                                                  $10.86              $10.73               $8.62
-----------------------------------------------------------------------------   ------              ------              ------
Total return (%)                                                                  3.31++             24.71              (13.80)++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                        1.15+               1.15                1.15+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             1.15+               1.22                1.44+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                  19                  48                 102
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                      $24,880             $18,137              $3,735
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series'
    Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than
    0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                     $0.06               $0.09              $(0.05)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                        1.20+               1.43                3.19+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      1.10+               0.94               (0.60)+
------------------------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2002.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Value Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 29 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2004 is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                                     12/31/03         12/31/02

Distributions declared from ordinary income           $34,772              $--
--------------------------------------------------------------------------------

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

              Undistributed ordinary income           $1,449,103
              --------------------------------------------------
              Undistributed long-term capital gain        62,730
              --------------------------------------------------
              Unrealized appreciation                  6,434,625
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series' has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 1, 2005, or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. At June 30, 2004 aggregate unreimbursed expenses amounted to $132,143.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $4,762 equivalent to 0.014% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $11,879 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $504 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $36,386,565 and $12,927,495, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                         $75,162,669
              --------------------------------------------------
              Gross unrealized appreciation           $6,901,831
              --------------------------------------------------
              Gross unrealized depreciation             (718,434)
              --------------------------------------------------
              Net unrealized appreciation             $6,183,397
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                Six months ended 6/30/04          Year ended 12/31/03
                                                                SHARES          AMOUNT          SHARES          AMOUNT

INITIAL CLASS SHARES

Shares sold                                                     1,822,839      $19,832,797      3,169,111      $29,385,787
--------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                      98,131        1,052,949          2,698           23,448
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                (166,706)      (1,821,754)      (373,097)      (3,415,355)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                    1,754,264      $19,063,992      2,798,712      $25,993,880
--------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                       794,434       $8,613,657      2,011,182      $18,196,907
--------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                      43,155          461,325          1,304           11,324
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                (237,328)      (2,575,732)      (755,313)      (6,451,617)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                      600,261       $6,499,250      1,257,173      $11,756,614
--------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $163. The series had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER        PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                      DURING THE PAST FIVE YEARS
-------------------               ----------------       ---------------        ----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President
------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                      CUSTODIAN
Massachusetts Financial Services Company                                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
Steven R. Gorham

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day
from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C)2004 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                          VLU-SEM 8/04 3M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) EMERGING GROWTH SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) EMERGING GROWTH SERIES

Objective: Seeks long-term growth of capital.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              12
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     17
----------------------------------------------------
TRUSTEES AND OFFICERS                             23
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

For the six-month period ended June 30, 2004, U.S. stocks in general posted flat to modestly positive returns. The economic rebound that started in the spring of 2003 continued into early 2004. In January and February of 2004, equity markets moved higher - fueled, we believe, by improving corporate earnings, rising employment, and a rebound in corporate capital expenditures.

In late February, however, the stock market started to lose momentum and subsequently gave back some of its gains as investors, we believe, focused on increasing levels of political and economic risk. News reports of continuing violence in Iraq and terrorist attacks in Spain and Saudi Arabia heightened concerns about political instability, in our view. We think rising oil prices and a slowdown in the Chinese economy, with its ever-increasing influence on global markets, also prompted investors to reduce growth expectations for many domestic companies. In addition, we feel expectations of a rate increase by the U.S. Federal Reserve Board, which in fact occurred on the last day of the period, added to downward pressure on the U.S. equity market.

CONTRIBUTORS TO PERFORMANCE

On a sector basis, health care and technology stocks contributed most strongly to relative performance over the six-month period. In both sectors, the portfolio benefited from strong stock selection. An overweighting in the utilities and communications sector was also a strong positive factor for relative performance.

In the health care sector, the portfolio's best-performing stocks, on a relative basis, were Cytyc and C.R. Bard. The share price of Cytyc, which we view as a leader in cancer diagnostic testing, surged as the introduction of the company's new imaging system for screening tissue samples prompted analysts to raise earnings estimates. Similarly, stock in medical products firm C.R. Bard rose as the company introduced several new products over the period.

In the technology area, relative performance benefited from the portfolio's positions in semiconductor firm Marvell Technology Group and Internet auctioneer eBay. Underweighting semiconductor giant Intel also helped relative results as the stock declined over the period. We had sold our Intel position by period-end.

Cellular telephone tower company American Tower also contributed to results as the stock rose sharply in the first six months of 2004.

DETRACTORS FROM PERFORMANCE

Stock selection in leisure, as well as a significantly overweighted position in the sector, held back relative returns. Several media companies in the portfolio, including Westwood One and Entercom Communications, fell short of our growth expectations. The firms failed to enjoy the strong increases in advertising revenues that we had anticipated in an improving economy. We sold our Entercom stock during the period. Our holding in NTL, the largest provider of cable and broadband services in the United Kingdom, was also a disappointment during the period after strong performance in 2003. NTL's stock price declined after the company reported earnings that fell short of some analysts' expectations.

Our underweighted position in consumer staples also detracted from relative performance versus the series' benchmark, the Russell 3000 Growth Index. We had underweighted the sector because we saw greater growth prospects elsewhere. In addition, our consumer staples holdings significantly underperformed the series' benchmark's holdings in the same sector.

Individual stocks in other sectors that hurt relative performance included storage management software firm VERITAS Software and post-secondary education firm Corinthian Colleges. Not owning cellular communications products firm QUALCOMM also detracted from relative results as the stock, which we had felt was highly valued relative to its fundamental risks, continued to advance over the period.

    Respectfully,

/s/ Eric B. Fischman                              /s/ David E. Sette-Ducati

    Eric B. Fischman                                  David E. Sette-Ducati
    Portfolio Manager                                 Portfolio Manager

Notes to contract owners: Effective July 1, 2004, Camille Lee became a manager of the portfolio. Effective October, 2003, John E. Lathrop was no longer a manager of the portfolio. Effective April 1, 2004, Dale A. Dutile was no longer a manager of the portfolio.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

--------------------
Average annual
--------------------

                   Class
    Share        inception
    class          date        6-mo    1-yr      3-yr       5-yr      Life*
----------------------------------------------------------------------------
   Initial        7/24/95       --     17.68%     -7.74%     -5.34%    7.61%
----------------------------------------------------------------------------
   Service        5/01/00       --     17.32%     -7.91%     -5.48%    7.52%
----------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmark
----------------------------------------------------------------------------
Russell 3000 Growth Index#     2.96%   18.82%     -3.48%     -6.05%    7.27%
----------------------------------------------------------------------------

--------------------
Cumulative
--------------------

    Share
    class
----------------------------------------------------------------------------
   Initial                     5.16%   17.68%    -21.47%    -24.02%   92.61%
----------------------------------------------------------------------------
   Service                     5.06%   17.32%    -21.90%    -24.57%   91.21%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, July 24, 1995, through June 30, 2004. Index information is from
  August 1, 1995.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE RUSSELL 3000 GROWTH INDEX - measures the performance of U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit. See Notes to Financial Statements.

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 97.9%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 86.5%
------------------------------------------------------------------------------------------------------------------------
Airlines - 1.1%
------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.*^                                                                          77,050       $2,263,726
------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                          409,100        6,860,607
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,124,333
------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
------------------------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                                     66,500       $3,005,135
------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                       135,200        4,864,496
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,869,631
------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.3%
------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            151,000       $7,758,380
------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                              87,700        3,821,966
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $11,580,346
------------------------------------------------------------------------------------------------------------------------
Biotechnology - 6.7%
------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    119,100       $6,499,287
------------------------------------------------------------------------------------------------------------------------
Celgene Corp.*^                                                                                 113,000        6,470,380
------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                                113,100        5,351,892
------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                 41,600        2,337,920
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  238,710       11,298,144
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          230,100       15,416,700
------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*^                                                                          42,400        3,637,496
------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                185,200        4,333,680
------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*^                                                                   49,600        2,571,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $57,917,259
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.6%
------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                     217,700       $3,171,889
------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                             342,810       10,541,408
------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                      204,880       11,805,186
------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                             237,180        5,644,884
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $31,163,367
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.3%
------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                       621,400       $7,052,890
------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange^                                                                      5,100          736,287
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.^                                                                       62,604        5,894,793
------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                 96,100        8,746,061
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.^                                                                      106,078        5,726,090
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $28,156,121
------------------------------------------------------------------------------------------------------------------------
Business Services - 6.0%
------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                    221,500       $9,358,375
------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                                 173,800        3,910,500
------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                    71,900        4,155,101
------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                              215,800       10,377,822
------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                             191,900       11,514,000
------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.^                                                                                  76,500        3,883,905
------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                         98,700        2,538,564
------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                    90,700        3,072,916
------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                                 109,200        3,250,884
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $52,062,067
------------------------------------------------------------------------------------------------------------------------
Computer Software - 6.6%
------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                             174,200       $8,100,300
------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*^                                                                     143,200        2,570,440
------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*^                                                                     138,600        6,906,438
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 479,200       13,685,952
------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.*^                                                                                 301,500        6,925,455
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                 195,300        8,550,234
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         386,074       10,694,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $57,433,069
------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.3%
------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                         55,800       $4,926,582
------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         249,300       11,358,108
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*^                                                                     419,200       10,371,008
------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                                         18,200        2,030,574
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $28,686,272
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         297,400       $9,855,836
------------------------------------------------------------------------------------------------------------------------

Electronics - 2.2%
------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            162,872       $7,668,014
------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*^                                                              139,700        3,794,252
------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*^                                                                              315,400        4,525,990
------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                     79,700        2,654,807
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $18,643,063
------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.6%
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 219,400       $5,592,506
------------------------------------------------------------------------------------------------------------------------

Food & Drug Stores - 1.6%
------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                        81,300       $3,416,226
------------------------------------------------------------------------------------------------------------------------
Walgreen Co.^                                                                                   297,170       10,760,526
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,176,752
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.1%
------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  199,500       $9,376,500
------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp.                                                                             71,600        3,315,796
------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                    93,500        3,609,100
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                   184,400        8,004,804
------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.*^                                                                           91,900        2,738,620
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $27,044,820
------------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.1%
------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                      136,300       $4,146,246
------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   109,430        4,626,700
------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    212,620        9,029,971
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $17,802,917
------------------------------------------------------------------------------------------------------------------------
Internet - 4.9%
------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     179,500      $16,505,025
------------------------------------------------------------------------------------------------------------------------
InterActiveCorp*^                                                                               389,484       11,739,048
------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   399,000       14,495,670
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $42,739,743
------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          183,300       $9,999,015
------------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 3.0%
------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                              244,070       $8,039,666
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*^                                                         193,000       11,145,750
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                       170,700        7,099,413
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $26,284,829
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 9.8%
------------------------------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*^                                                                     34,500       $1,104,000
------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      219,100        7,561,141
------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                 186,300       10,553,895
------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                    755,030       19,155,111
------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                    112,800        5,876,880
------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                   214,400       11,980,672
------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                                                46,600        3,354,734
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 169,000        8,233,680
------------------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                                                 149,500        8,427,315
------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                   184,200        8,801,076
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $85,048,504
------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.8%
------------------------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                                                125,500       $5,752,920
------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                            53,580        2,609,346
------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             117,300        3,108,450
------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*^                                                                      78,400        4,371,584
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,842,300
------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 3.1%
------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                           165,000       $5,369,100
------------------------------------------------------------------------------------------------------------------------
CDW Corp.^                                                                                       68,900        4,393,064
------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     370,590       13,274,534
------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                                36,000        3,475,080
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $26,511,778
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  100,900       $9,032,568
------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                  64,000        4,474,240
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               274,300       15,278,510
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                              271,400       10,842,430
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $39,627,748
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                   72,900       $4,006,584
------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.*^                                                                     103,000        1,195,830
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,202,414
------------------------------------------------------------------------------------------------------------------------
Restaurants - 2.0%
------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                              299,020       $8,599,815
------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                        56,800        2,260,072
------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                         58,750        2,429,900
------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.*^                                                                51,400        2,115,110
------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                                                 35,400        1,539,192
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $16,944,089
------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.0%
------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                               67,900       $3,445,246
------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                  134,500        4,364,525
------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                               216,600        5,796,216
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                   213,900        6,269,409
------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                   176,100        6,489,285
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $26,364,681
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.1%
------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*^                                                                        394,240       $2,897,664
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*^                                                                     942,170       14,320,984
------------------------------------------------------------------------------------------------------------------------
Andrew Corp.*^                                                                                  393,500        7,873,935
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*^                                                              487,600        7,192,100
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.*                                                                     93,800        2,500,708
------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                              211,000        9,119,420
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $43,904,811
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.6%
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            723,098      $17,137,423
------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                      311,900        6,219,286
------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.*^                                                                              57,010        1,509,625
------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                     68,700        3,486,525
------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                         107,586        2,643,388
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $30,996,247
------------------------------------------------------------------------------------------------------------------------
Trucking - 0.3%
------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                     53,800       $2,658,258
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                           $749,232,776
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 11.4%
------------------------------------------------------------------------------------------------------------------------
Australia - 0.9%
------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd. Preferred, ADR (Broadcast & Cable TV)                                           251,200       $8,259,456
------------------------------------------------------------------------------------------------------------------------

Bermuda - 1.3%
------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*^                                                   432,400      $11,545,080
------------------------------------------------------------------------------------------------------------------------

Canada - 1.1%
------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp. (Metals & Mining)+*                                                           12,300         $363,789
------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp. (Metals & Mining)*                                                            14,200          419,984
------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc. (Food & Non-Alcoholic Beverages)*                                204,900        3,347,240
------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Gaming & Lodging)^                                                    25,200        1,517,292
------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Telecommunications - Wireline)*                                         59,000        4,037,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,686,265
------------------------------------------------------------------------------------------------------------------------
Finland - 0.9%
------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)                                                522,400       $7,595,696
------------------------------------------------------------------------------------------------------------------------

Germany - 1.1%
------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                                        208,200       $9,223,734
------------------------------------------------------------------------------------------------------------------------

Ireland - 0.3%
------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR (Pharmaceuticals)*^                                                         100,300       $2,481,422
------------------------------------------------------------------------------------------------------------------------

Japan - 0.4%
------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP. (Business Services)                                                               89,300       $3,920,070
------------------------------------------------------------------------------------------------------------------------

Mexico - 1.1%
------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications - Wireless)^                                157,100       $5,713,727
------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                                                  80,900        3,662,343
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,376,070
------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.8%
------------------------------------------------------------------------------------------------------------------------
Alcon, Inc. (Medical Equipment)                                                                  83,400       $6,559,410
------------------------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                                   135,600        5,984,424
------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                               32,800        3,248,822
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,792,656
------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.5%
------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                                                573,600      $13,439,448
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)                                         355,228        7,850,539
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $21,289,987
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                         $99,170,436
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $758,327,521)                                                                $848,403,212
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.1%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04, at Amortized Cost                           $18,483      $18,483,000
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 11.1%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Identified Cost                             92,338,229      $92,338,229
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 1.50%, dated 6/30/04, due 7/01/04, total to be received $3,724,155 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost                                       3,724,000        3,724,000
------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Cost and Net Asset Value                                          $96,062,229
------------------------------------------------------------------------------------------------------------------------
Total Investments## (Identified Cost, $872,872,750)                                                         $962,948,441
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (11.1)%                                                                     (96,434,321)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $866,514,120
------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
 ^ All or a portion of this security is on loan.
 + Restricted security.
## As of June 30, 2004, 1 security representing $363,789 and less than 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS

Investments, at value, including $93,768,823 of securities on loan
(identified cost, $872,872,750)                                                           $962,948,441
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                              5,027,385
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                              353,598
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                              224,952
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $968,554,376
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                                               $62
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            4,890,382
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                           907,611
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                  96,062,229
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                17,637
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                    1,054
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                                 318
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                               263
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                         160,700
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $102,040,256
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $866,514,120
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                         $1,604,774,471
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                          90,075,827
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (826,772,923)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (1,563,255)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $866,514,120
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          53,152,025
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value, offering price, and redemption price per share
  (net assets of $836,801,532 / 51,316,641 shares of beneficial interest
  outstanding)                                                                                                         $16.31
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value, offering price, and redemption price per share
  (net assets of $29,712,588 / 1,835,384 shares of beneficial interest outstanding)                                    $16.19
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $2,115,251
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                     211,486
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                       (88,531)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,238,206
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $3,301,187
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                        10,168
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                  154,647
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                              36,022
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            63,408
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                133,024
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      77,596
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                           55
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 18,630
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     2,302
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                 11,915
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $3,808,954
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (7,493)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $3,801,461
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               $(1,563,255)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions*                                                                 $43,238,339
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                 (9,037)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                $43,229,302
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                               $2,252,406
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                     (338)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                                                $2,252,068
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                              $45,481,370
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                            $43,918,115
-----------------------------------------------------------------------------------------------------------------------------

* Includes the remaining proceeds received from a non-recurring cash settlement in the amount of $576,652 from a class action lawsuit against Cendant Corporation.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment loss                                                                     $(1,563,255)              $(1,805,609)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                       43,229,302                44,393,084
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                       2,252,068               168,083,576
---------------------------------------------------------------------------------     -------------            --------------
Increase in net assets from operations                                                  $43,918,115              $210,671,051
---------------------------------------------------------------------------------     -------------            --------------
Net decrease in net assets from series share transactions                              $(54,892,455)            $(107,658,530)
---------------------------------------------------------------------------------     -------------            --------------
Total increase (decrease) in net assets                                                $(10,974,340)             $103,012,521
---------------------------------------------------------------------------------     -------------            --------------

NET ASSETS

At beginning of period                                                                  877,488,460               774,475,939
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss of $1,563,255
and $0, respectively)                                                                  $866,514,120              $877,488,460
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                               SIX MONTHS                              YEARS ENDED 12/31
                                                 ENDED           --------------------------------------------------------------
                                                6/30/04             2003         2002          2001          2000          1999
                                              (UNAUDITED)
Net asset value, beginning of period            $15.51          $11.91       $17.98         $28.85         $37.94         $21.47
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment loss                             $(0.03)         $(0.03)      $(0.04)        $(0.03)        $(0.01)        $(0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                  0.83            3.63        (6.03)         (9.44)         (7.07)         16.53
-------------------------------------------     ------          ------       ------         ------         ------         ------
Total from investment operations                 $0.80           $3.60       $(6.07)        $(9.47)        $(7.08)        $16.47
-------------------------------------------     ------          ------       ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                         $--             $--          $--         $(1.04)        $(2.01)           $--
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency
transactions                                        --              --           --          (0.36)            --             --
-------------------------------------------     ------          ------       ------         ------         ------         ------
Total distributions declared to
shareholders                                       $--             $--          $--         $(1.40)        $(2.01)           $--
-------------------------------------------     ------          ------       ------         ------         ------         ------
Net asset value, end of period                  $16.31          $15.51       $11.91         $17.98         $28.85         $37.94
-------------------------------------------     ------          ------       ------         ------         ------         ------
Total return (%)                                  5.16++^^       30.23^      (33.76)        (33.49)        (19.61)         76.71
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:

Expenses##                                        0.86+           0.87         0.86           0.87           0.85           0.84
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                              (0.35)+         (0.22)       (0.24)         (0.14)         (0.04)         (0.23)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  58             103          111            231            200            176
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)     $836,802        $849,718     $757,499     $1,462,469     $2,312,406     $2,132,528
--------------------------------------------------------------------------------------------------------------------------------

 ^ The series' total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received.
   Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended
   December 31, 2003 would have been 29.48%.
^^ The series' total return calculation includes proceeds received on March 19, 2004 for the remaining payment of a non-
   recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the six months ended June 30, 2004 would have been 5.09%.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
SERVICE CLASS
                                                            SIX MONTHS               YEARS ENDED 12/31               PERIOD
                                                               ENDED         ---------------------------------        ENDED
                                                              6/30/04           2003         2002         2001      12/31/00*
                                                            (UNAUDITED)
Net asset value, beginning of period                             $15.41         $11.86       $17.93       $28.83       $35.70
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
Net investment income (loss)                                     $(0.05)        $(0.06)      $(0.07)      $(0.08)       $0.00(+)(S)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   0.83           3.61        (6.00)       (9.42)       (6.87)
------------------------------------------------------------     ------         ------       ------       ------       ------
Total from investment operations                                  $0.78          $3.55       $(6.07)      $(9.50)      $(6.87)
------------------------------------------------------------     ------         ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                          $--            $--          $--       $(1.04)         $--
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and foreign
currency transactions                                                --             --           --        (0.36)          --
------------------------------------------------------------     ------         ------       ------       ------       ------
Total distributions declared to shareholders                        $--            $--          $--       $(1.40)         $--
------------------------------------------------------------     ------         ------       ------       ------       ------
Net asset value, end of period                                   $16.19         $15.41       $11.86       $17.93       $28.83
------------------------------------------------------------     ------         ------       ------       ------       ------

Total return (%)                                                   5.06++^^     29.93^     (33.85)      (33.62)        (19.27)++~
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
Expenses##                                                         1.11+          1.12         1.09         1.07         1.05+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      (0.59)+        (0.47)       (0.46)       (0.40)        0.01+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   58            103          111          231          200
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $29,713        $27,771      $16,977      $23,303      $15,826
-----------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
  ^ The series' total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received.
    Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended
    December 31, 2003 would have been 29.18%.
 ^^ The series' total return calculation includes proceeds received on March 19, 2004 for the remaining payment of a non-
    recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the six months ended June 30, 2004 would have been 4.99%.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Per share amount was less than $0.01.
(S) The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
  ~ The total return previously reported for the period ended December 31, 2000 has been revised, from (19.66)% to (19.27)%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 123 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The series was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the series received a partial cash settlement in the amount of $5,562,374, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.09 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.75% lower.

The series was a participant in a class-action lawsuit against Cendant Corporation. On March 19, 2004 the series received the remaining cash settlement in the amount of $576,652, recorded as a realized gain on investment transactions. The remaining proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the six months ended June 30, 2004, would have been 0.07% lower.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months, ended June 30, 2004, the series' custodian fees were reduced by $3,711 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For six months ended June 30, 2004, the series' miscellaneous expenses were reduced by $3,782 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, and net operating losses.

The series paid no distributions for the years ended December 31, 2003 and December 31, 2002.

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Capital loss carryforward            $(847,511,497)
              --------------------------------------------------
              Unrealized appreciation                 65,333,031
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, $(443,633,510) and December 31, 2010 $ (403,877,987).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series' has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $63,408, equivalent to 0.01441% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $154,055 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $346 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $501,932,553 and $561,162,946, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $895,363,478
              --------------------------------------------------
              Gross unrealized appreciation          $88,537,506
              --------------------------------------------------
              Gross unrealized depreciation          (20,952,543)
              --------------------------------------------------
              Net unrealized appreciation            $67,584,963
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                            Six months ended 6/30/04            Year ended 12/31/03
                                                             SHARES         AMOUNT           SHARES            AMOUNT
INITIAL CLASS SHARES

Shares sold                                                 1,976,461      $31,774,840        7,407,820      $101,448,765
-------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (5,456,552)     (87,321,060)     (16,234,699)     (214,436,904)
-------------------------------------------------------------------------------------------------------------------------
Net decrease                                               (3,480,091)    $(55,546,220)      (8,826,879)    $(112,988,139)
-------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                   624,674       $9,967,744          990,344       $13,706,023
-------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                            (591,008)      (9,313,979)        (619,538)       (8,376,414)
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                   33,666         $653,765          370,806        $5,329,609
-------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $4,354, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) RESTRICTED SECURITIES

The series may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At June 30, 2004, the series owned the following restricted security, excluding securities issued under Rule 144A, constituting 0.04% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                              DATE OF   SHARE/PRINCIPAL
DESCRIPTION               ACQUISITION            AMOUNT         COST       VALUE

Aber Diamond Corp.            1/14/04            12,300     $475,688    $363,789
--------------------------------------------------------------------------------

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(9) SUBSEQUENT EVENT

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $745,251 resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            JP Morgan Chase Bank
MFS Fund Distributors, Inc.                            One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741             New York, NY 10081

PORTFOLIO MANAGERS
Eric B. Fischman
David E. Sette-Ducati

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com



[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VEG-SEM 8/04 132M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) TOTAL RETURN SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) TOTAL RETURN SERIES

Objective: Seeks to provide above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Its secondary objective seeks reasonable opportunity for growth of capital and income.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              20
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     25
----------------------------------------------------
TRUSTEES AND OFFICERS                             31
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Middle East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

The period was a volatile one in the global bond markets. Investors, in our view, favored higher-quality debt early in the year but by the second quarter they began to shift into higher-yielding bonds.

Interest rates remained very low early in the period, but the bond market changed dramatically later in the period, after the U.S. Department of Labor began releasing a string of strong monthly jobs reports that indicated that the economy was in a full recovery. Investors, therefore, began to anticipate that the U.S. Federal Reserve Board (the Fed) would raise short-term interest rates from their near historic lows. The Fed fulfilled these expectations on the last day of the reporting period, instituting a rate increase of 0.25% on June 30.

We believe that anticipation of this increase is what caused investors to move from higher-quality debt into lower-quality issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and tended to show the better performance.

EQUITY CONTRIBUTORS TO PERFORMANCE

Utilities and communications, technology, and energy were the three sectors that provided the largest positive relative performance to the series.

In utilities and communications, it was our overweighted position and stock selection in the sector that were the main sources of positive returns. In fact, the top two positive contributors to the series' relative performance during the period were utilities and communication holdings AT&T Wireless and TXU.

Our underweighted position in technology, coupled with stock selection, helped the series' performance. Specifically avoiding tech stock Intel, which is in the S&P 500 Stock Index, one of the series' benchmarks, helped in this sector.

An overweight position in the energy sector added to positive relative performance. One strong performer in this sector was Schlumberger.

Other stocks that performed well were Owens-Illinois and Hartford Financial Services. Our underweighted position in Pfizer was also a positive.

FIXED-INCOME CONTRIBUTORS TO PERFORMANCE

During the period, the portfolio was positioned for a rising interest-rate environment. As a result, we had less interest-rate exposure than one of the series' benchmarks, the Lehman Brothers Aggregate Bond Index.

Mortgage-backed securities, including residential and commercial mortgages, also performed well during the period.

EQUITY DETRACTORS TO PERFORMANCE

The two principal detractors from performance during the period were the leisure and financial services sectors. In both cases, the main sources of underperformance were stock selection and overweighted positions.

The primary detractors in leisure were our overweighted positions in Viacom and Comcast, both of which performed poorly. Comcast is not held by the index.

The primary detractors in financial services were our overweighted positions in Mellon Financial and Merrill Lynch, both of which performed poorly.

While technology was one our most positive sectors overall, we did miss out on some technology opportunities by not owning strong tech stocks Yahoo, eBay, and QUALCOMM, all three of which performed well and are in the benchmark.

Vodafone was another stock that held back the series' performance.

FIXED-INCOME DETRACTORS TO PERFORMANCE

During the period, we were overweighted in investment-grade corporate bonds. This market, in general, slightly underperformed Treasuries.

    Respectfully,

/s/ David M. Calabro

    David M. Calabro
    Portfolio Manager (on behalf of the Total Return Team)

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

-----------------
Average annual
-----------------

                 Class
   Share       inception
   class         date        6-mo     1-yr      3-yr       5-yr      Life*
----------------------------------------------------------------------------
  Initial       1/03/95        --     11.05%      4.21%     5.23%     11.00%
----------------------------------------------------------------------------
  Service       5/01/00        --     10.84%      3.98%     5.03%     10.89%
----------------------------------------------------------------------------

-----------------
Average annual
-----------------

Comparative benchmarks
----------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index#                   0.15%    0.32%      6.36%     6.95%      7.68%
----------------------------------------------------------------------------
Standard & Poor's 500
Stock Index#                  3.44%   19.10%     -0.69%    -2.20%     11.92%
----------------------------------------------------------------------------

-----------------
Cumulative
-----------------

   Share
   class
----------------------------------------------------------------------------
  Initial                     2.54%   11.05%     13.18%    29.01%    169.13%
----------------------------------------------------------------------------
  Service                     2.46%   10.84%     12.44%    27.82%    166.65%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, January 3, 1995, through June 30, 2004. Index information is from
  January 1, 1995.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

THE LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the U.S. bond market.

THE STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 60.2%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES            $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 53.9%
------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.8%
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                         675,300        $35,169,624
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                        129,200          6,938,040
------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                  104,700          3,745,119
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $45,852,783
------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                        231,700         $3,885,609
------------------------------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.2%
------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                      87,600         $4,730,400
------------------------------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.1%
------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                      68,900         $2,479,022
------------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 10.0%
------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          200,000        $10,276,000
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                         695,279         58,834,509
------------------------------------------------------------------------------------------------------------------------
BANK ONE Corp.                                                                                339,900         17,334,900
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             1,169,133         54,364,685
------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                    224,210         15,999,626
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                   228,585         14,469,431
------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                    266,800          6,880,772
------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                        989,245         29,014,556
------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                            417,600         22,166,208
------------------------------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                                               55,200          2,142,312
------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.^                                                                         285,410         18,548,796
------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                  205,949          5,675,954
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $255,707,749
------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 61,100         $2,891,863
------------------------------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 1.6%
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                   954,990        $26,367,274
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*^                                                                78,900          2,192,631
------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                            80,100          2,463,075
------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                            499,400          8,779,452
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $39,802,432
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                       59,300         $2,969,744
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                     112,300         10,574,168
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                 66,800          5,026,700
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                     430,260         23,225,435
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                164,700          8,691,219
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $50,487,266
------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.5%
------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                155,970         $8,180,627
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                              222,650          9,061,855
------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                 506,500         22,498,730
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                        349,040          6,069,806
------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                  185,720          7,150,220
------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.^                                                                         184,750         11,545,028
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $64,506,266
------------------------------------------------------------------------------------------------------------------------
Computer Software - 1.9%
------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*                                                                 155,700         $2,277,891
------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                       346,400          9,719,984
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                             1,122,720         32,064,883
------------------------------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                                                    282,090          5,114,292
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $49,177,050
------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.2%
------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                            63,000         $1,329,300
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                          38,100          3,358,515
------------------------------------------------------------------------------------------------------------------------
Xerox Corp.*                                                                                  103,800          1,505,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,192,915
------------------------------------------------------------------------------------------------------------------------
Construction - 0.2%
------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                   170,600         $5,319,308
------------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.2%
------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                          236,300        $15,567,444
------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.^                                                                      598,100         14,055,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $29,622,794
------------------------------------------------------------------------------------------------------------------------
Containers - 0.8%
------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*^                                                                        847,880        $14,210,469
------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*^                                                               362,700          7,235,865
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $21,446,334
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                    31,500         $1,871,415
------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                           94,250          5,989,588
------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          416,100         13,481,640
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       626,750         20,770,495
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $42,113,138
------------------------------------------------------------------------------------------------------------------------
Electronics - 0.2%
------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                                                     686,300         $1,475,545
------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                       129,400          4,068,336
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,543,881
------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                            256,610        $16,936,260
------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                            38,600          2,304,806
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.*^                                                                     65,600          3,656,544
------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                  234,000          8,892,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $31,789,610
------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 1.2%
------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                            15,700         $1,477,527
------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                134,100         10,230,489
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             424,532         18,853,466
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $30,561,482
------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.9%
------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                             881,431        $31,484,715
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                               700,600         17,858,294
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $49,343,009
------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
------------------------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                                   171,035         $3,112,837
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                             1,618,100          8,446,482
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $11,559,319
------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.0%
------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                    578,572         $9,708,438
------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                           344,100         16,355,073
------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                219,900          8,620,080
------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                   195,500          8,181,675
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  20,200          1,088,376
------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                363,100          8,347,669
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $52,301,311
------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                170,750         $7,101,493
------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.^                                                                         68,100          2,518,338
------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                       208,500          9,319,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $18,939,781
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.1%
------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                           149,600         $2,791,536
------------------------------------------------------------------------------------------------------------------------

Insurance - 2.8%
------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                    40,500         $1,652,805
------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                422,710         19,677,151
------------------------------------------------------------------------------------------------------------------------
Chubb Corp^.                                                                                   35,100          2,393,118
------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                409,700          8,153,030
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                       255,545         17,566,163
------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                    19,900            903,062
------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                 371,110         13,304,294
------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                 209,551          8,495,198
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $72,144,821
------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.2%
------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                   59,500         $1,130,500
------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                  266,100          4,856,325
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,986,825
------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.7%
------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                              62,000         $4,925,280
------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                    57,700          4,047,078
------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                    80,700          5,224,518
------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                      58,600          3,204,834
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $17,401,710
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                  95,300         $2,735,110
------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                          58,900          4,125,945
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.^                                                                                     84,800          3,526,832
------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                                       124,100          4,077,926
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*^                                                                      806,100         10,809,801
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $25,275,614
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.1%
------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                     48,900         $1,687,539
------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                  14,400            804,672
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,492,211
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                            82,500         $2,396,625
------------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                                  50,800          1,864,360
------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                          59,200          1,480,000
------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                169,300          3,490,966
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,231,951
------------------------------------------------------------------------------------------------------------------------
Oil Services - 3.1%
------------------------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                                              198,125         $9,082,050
------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                         210,490         10,250,863
------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                           850,700         22,543,550
------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                  708,825         26,857,379
------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                             161,600         10,263,216
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $78,997,058
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.4%
------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                           381,900        $15,566,244
------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                54,300          3,796,113
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                             664,300         37,001,510
------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                             524,660         24,921,350
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                  132,000          4,524,960
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         700,000         25,312,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $111,122,177
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"^                                                                       52,750         $2,358,453
------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                   128,000          5,829,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $8,187,573
------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                            192,260         $6,742,558
------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                            60,400          3,590,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $10,333,338
------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                             79,900         $2,297,924
------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                              107,400          2,792,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,090,324
------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.1%
------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                  38,800         $1,548,508
------------------------------------------------------------------------------------------------------------------------

Specialty Stores - 0.5%
------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                              213,900         $7,529,280
------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                                               202,600          4,890,764
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,420,044
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.2%
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                          206,800         $4,901,160
------------------------------------------------------------------------------------------------------------------------

Telephone Services - 4.0%
------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                      538,374        $13,055,570
------------------------------------------------------------------------------------------------------------------------
Sprint FON Group^                                                                           2,531,400         44,552,640
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                1,226,027         44,369,917
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $101,978,127
------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                            345,350        $17,284,768
------------------------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.5%
------------------------------------------------------------------------------------------------------------------------
Ameren Corp.                                                                                   27,790         $1,193,858
------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                              2,691,200         11,625,984
------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                 131,400          4,993,200
------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                       72,100          4,548,068
------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                             103,400          2,507,450
------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                 184,240         10,319,282
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                  153,420          5,107,352
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.^                                                                             29,200          1,092,372
------------------------------------------------------------------------------------------------------------------------
NSTAR                                                                                          25,000          1,197,000
------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                     149,800          6,875,820
------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                    326,250         13,216,388
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $62,676,774
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                         $1,374,117,841
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 6.3%
------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%
------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd. Preferred, ADR (Broadcast & Cable TV)                                         144,400         $4,747,872
------------------------------------------------------------------------------------------------------------------------

Bermuda - 0.4%
------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                                      229,150         $6,297,042
------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A" (Machinery & Tools)                                               52,300          3,572,613
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,869,655
------------------------------------------------------------------------------------------------------------------------
Brazil - 0.4%
------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)                                             233,400        $11,098,170
------------------------------------------------------------------------------------------------------------------------

Canada - 1.2%
------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Energy-Independent)^                                                            114,400         $4,937,504
------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A" (Automotive)                                                   121,500         10,348,155
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                                      2,842,500         14,184,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $29,469,734
------------------------------------------------------------------------------------------------------------------------
Finland - 0.6%
------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)                                            1,079,000        $15,688,660
------------------------------------------------------------------------------------------------------------------------

France - 0.5%
------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)                                                            38,000         $2,411,593
------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR (Energy - Integrated)                                                         109,900         10,559,192
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,970,785
------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.6%
------------------------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                                  86,200         $3,804,258
------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                             90,700          8,983,785
------------------------------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                                        44,400          3,723,940
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $16,511,983
------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.4%
------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                                            253,800         $2,201,647
------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                                             489,344         26,214,158
------------------------------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)                                                              174,950          2,358,137
------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                                                   1,046,500         10,168,999
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)                                       913,073         20,178,913
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $61,121,854
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                        $161,478,713
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,403,369,420)                                                            $1,535,596,554
------------------------------------------------------------------------------------------------------------------------

Bonds - 36.3%
------------------------------------------------------------------------------------------------------------------------
                                                                                       PAR AMOUNT
ISSUER                                                                               (000 Omitted)               $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Bonds - 35.2%
------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                       $2,377         $2,530,433
------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                                5,886          6,342,948
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                             3,179          3,697,708
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,571,089
------------------------------------------------------------------------------------------------------------------------
Airlines - 0%
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                         $235           $219,410
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                                          169            157,988
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                                                          632            615,541
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $992,939
------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.1%
------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                               $2,800         $2,809,772
------------------------------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 1.7%
------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                          $2,442         $2,401,219
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                     232            242,600
------------------------------------------------------------------------------------------------------------------------
Beneficial Home Equity Loan Trust, 1.44%, 2037                                                     54             53,876
------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                       1,027          1,017,052
------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                             169            178,265
------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                2,065          2,182,363
------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                     2,563          2,619,606
------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                     1,000            984,095
------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                         1,845          1,988,143
------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                          137            148,380
------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                               $1,216          1,284,948
------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, 8%, 2030                                                      375            374,963
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.38%, 2035                                                   1,100          1,186,577
------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                         2,075          2,221,922
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                        3,650          3,938,616
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                              1,139          1,211,678
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                              1,665          1,785,644
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                              309            316,480
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                       170            182,475
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008                                  2,618          2,814,278
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                  3,192          3,492,174
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                             3,439          3,646,280
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.8104%, 2030##                                                34,132            877,858
------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                    2,372          2,540,206
------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                              1,512          1,651,638
------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                           1,084          1,064,969
------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities I, 6%, 2016                                               424            422,996
------------------------------------------------------------------------------------------------------------------------
TIAA Retail Commercial Mortgage Trust, 7.17%, 2032##                                            2,367          2,515,506
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, 6%, 2017                                            737            738,757
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $44,083,564
------------------------------------------------------------------------------------------------------------------------
Automotive - 0.8%
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8%, 2010                                                    $962         $1,081,225
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                                                 4,395          4,505,930
------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                     2,747          2,618,495
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875%, 2006                                                             1,147          1,203,085
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                             2,025          2,203,328
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                 1,075          1,085,176
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.36%, 2004                                                    1,129          1,131,680
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                     688            705,404
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                      473            496,429
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7%, 2012                                                         157            161,397
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                       2,127          2,179,297
------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                                  373            390,828
------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                              1,482          1,568,685
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $19,330,959
------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.1%
------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2030                                                   $1,500         $1,870,622
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                               5,499          6,232,116
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25%, 2010                                                                    4,281          4,821,284
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 4.625%, 2008                                              4,736          4,824,222
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 6.125%, 2011                                                 80             84,202
------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44%, 2008##                                                               652            746,536
------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                        1,475          1,474,196
------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2034                                                              3,000          2,871,903
------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%, 2007##                                                          $1,741          1,921,885
------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2%, 2049##                                                837          1,015,564
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co., 7.8%, 2010                                                                     1,226          1,284,307
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $27,146,837
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.2%
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.75%, 2010                                                          $1,067         $1,209,522
------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                   2,475          2,911,862
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,121,384
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.3%
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                          $2,925         $2,967,079
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.75%, 2005                                                       459            472,445
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                       926          1,041,272
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.1%, 2006                                                          1,905          2,004,233
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                         1,963          2,151,191
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $8,636,220
------------------------------------------------------------------------------------------------------------------------
Building - 0%
------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                           $1,028         $1,129,544
------------------------------------------------------------------------------------------------------------------------

Chemicals - 0.1%
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                  $1,500         $1,574,066
------------------------------------------------------------------------------------------------------------------------

Conglomerates - 0.1%
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                                                        $26            $27,129
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                                       135            154,408
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                                     2,325          2,499,410
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,680,947
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.2%
------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                    $2,534         $2,707,584
------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                      1,740          1,855,559
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,563,143
------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                      $1,188         $1,267,270
------------------------------------------------------------------------------------------------------------------------

Energy - Independent - 0.2%
------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                     $1,655         $1,801,727
------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                2,875          2,910,233
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,711,960
------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.1%
------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                 $1,250         $1,269,169
------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co., 8.5%, 2005                                                              2,063          2,168,941
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,438,110
------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%
------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                                     $2,000         $2,210,088
------------------------------------------------------------------------------------------------------------------------
News Media Holdings, Inc., 6.55%, 2033                                                          1,000          1,011,559
------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                                                    564            718,156
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                      422            447,018
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                   1,090          1,169,611
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,556,432
------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.1%
------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                            $2,100         $2,062,616
------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                         1,127          1,126,395
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,189,011
------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.2%
------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                       $2,000         $1,971,762
------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                  1,733          1,824,830
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,796,592
------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                 $1,891         $1,871,139
------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                                     915            990,901
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,862,040
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0%
------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                                       $396           $426,418
------------------------------------------------------------------------------------------------------------------------

Insurance - 0.3%
------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                             $313           $329,322
------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc, 7.6%, 2005##                                                               1,015          1,062,809
------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.85%, 2006##                                                                 5              5,226
------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                       3,287          3,366,608
------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 4.5%, 2013                                                          1,837          1,704,934
------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                            837            912,757
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,381,656
------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.1%
------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 6.125%, 2032                                                                   $1,087         $1,067,680
------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                          1,265          1,262,307
------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                        205            206,448
------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                                                   570            561,447
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,097,882
------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0%
------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                     $764           $808,021
------------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.1%
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                           $395           $451,036
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                          2,234          2,330,790
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.25%, 2013                                                                            424            421,463
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,203,289
------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 12.4%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                         $495           $522,579
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011 - 2012                                                                  3,259          3,280,959
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                                        1,577          1,471,201
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2013                                                                          305            300,108
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2034                                                                  91,728         92,150,353
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                    52,322         53,896,050
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2019                                                                  10,017          9,812,060
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2019                                                                    19,054         19,115,449
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                                                  32,344         33,725,420
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                                   1,212          1,299,351
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5%, 2019                                                               $658            644,538
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5%, 2019                                                                3,952          3,961,784
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6%, 2023                                                                3,261          3,368,363
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.5%, 2033                                                              1,495          1,492,647
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2033                                                                   17,636         17,336,541
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2018 - 2019                                                                 15,317         15,001,442
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2034                                                                 14,940         14,953,288
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                             651            665,395
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034                                                                         2,842          2,963,592
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2033                                                                   3,386          3,542,869
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2032                                                                            1,641          1,743,572
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033                                                                         18,801         18,819,085
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2033 - 2034                                                                    14,743         15,112,401
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $315,179,047
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0%
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 $472           $528,125
------------------------------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.1%
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                    $640           $689,327
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                      398            424,094
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                     473            524,814
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,638,235
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
------------------------------------------------------------------------------------------------------------------------
Wyeth, 6.5%, 2034                                                                              $1,500         $1,413,816
------------------------------------------------------------------------------------------------------------------------

Pollution Control - 0.2%
------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                             $1,169         $1,213,417
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                            2,752          3,091,957
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                                500            524,980
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,830,354
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0%
------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                          $363           $404,073
------------------------------------------------------------------------------------------------------------------------

Real Estate - 0.5%
------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                              $2,000         $1,854,596
------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                    3,719          4,025,122
------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                    1,000          1,040,251
------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                           1,295          1,386,133
------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                              3,795          4,014,814
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,320,916
------------------------------------------------------------------------------------------------------------------------
Retailers - 0.1%
------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 6.875%, 2009                                                            $1,460         $1,627,993
------------------------------------------------------------------------------------------------------------------------

Supermarkets - 0.1%
------------------------------------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                                                        $3,273         $3,545,742
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0%
------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                        $416           $443,913
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.5%
------------------------------------------------------------------------------------------------------------------------
ALLTEL Corp., 7.875%, 2032                                                                       $638           $738,125
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                                                           571            608,351
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.625%, 2008                                                       1,591          1,642,413
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6%, 2007                                                                  1,462          1,531,044
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                              2,962          2,847,214
------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                              193            203,892
------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                            5,057          5,421,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,992,714
------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.3%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                                                         $4,112         $4,072,669
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                                        10,643         11,134,685
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                                                    11,267         12,118,748
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                                                20,358         22,546,990
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                        6,932          7,474,907
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2014                                                                        3,682          3,583,194
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                                            3,345          3,330,359
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.25%, 2014                                                             4,610          4,634,756
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                          14,172         14,854,495
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                                                       2,468          2,443,949
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2006                                                                         7,338          7,679,078
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2011                                                                           2,000          2,147,512
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                       4,065          3,983,879
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                      3,945          3,735,065
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                      1,372          1,326,488
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                      2,285          2,268,906
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                      3,527          3,567,468
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $110,903,148
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 9.3%
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.25%, 2010                                                               $4,675         $5,350,434
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                                   7,467          9,787,019
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                               34,076         37,733,854
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                               6,093          6,145,126
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.25%, 2005                                                                3,162          3,140,015
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2005                                                              36,024         35,953,645
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                                               10,903         11,400,024
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                              20,398         21,958,121
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                  29,165         31,599,607
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007 - 2012                                                           10,917         11,485,350
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                               1,694          1,750,908
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008 - 2014                                                        35,184         36,264,799
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                20,125         21,550,253
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2012                                                                     208            201,378
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                               3,820          3,651,832
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $237,972,365
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.0%
------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                    $1,417         $1,535,977
------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                          2,750          3,011,060
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                  1,682          1,743,829
------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                     1,500          1,446,888
------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                     510            517,858
------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                             414            437,637
------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                                                           863            932,749
------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                  121            127,954
------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                           2,999          3,208,960
------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                          2,413          2,286,414
------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                                 785            860,195
------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.85%, 2012                                                              2,215          2,393,576
------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                                     1,533          1,666,960
------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                    1,840          2,247,382
------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                   1,320          1,297,534
------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 8.09%, 2017                                                        238            262,205
------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                          744            810,180
------------------------------------------------------------------------------------------------------------------------
Toledo Edison Co., 7.875%, 2004                                                                   492            493,999
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $25,281,357
------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                            $898,460,943
------------------------------------------------------------------------------------------------------------------------

Foreign Bonds - 1.1%
------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%
------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014 (Energy - Independent)                               $1,190         $1,215,288
------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011 (International Market Agencies)                                        1,084          1,180,558
------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                                             641            728,536
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,124,382
------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.1%
------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657%, 2049 (Banks & Credit Companies)##                           $1,994         $2,226,558
------------------------------------------------------------------------------------------------------------------------

France - 0.1%
------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 8.75%, 2011 (Telecommunications - Wireline)                               $1,024         $1,186,633
------------------------------------------------------------------------------------------------------------------------

Germany - 0.2%
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030 (Telecommunications -
Wireline)                                                                                      $1,630         $1,983,932
------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005 (International Market Agencies)                    2,870          2,914,479
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,898,411
------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.1%
------------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013 (Telecommunications - Wireline)##                          $2,020         $1,996,873
------------------------------------------------------------------------------------------------------------------------

Israel - 0%
------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013 (International Market Sovereign)                                   $901           $831,052
------------------------------------------------------------------------------------------------------------------------

Italy - 0.1%
------------------------------------------------------------------------------------------------------------------------
Republic of Italy, 4.625%, 2005 (International Market Sovereign)                               $2,269         $2,324,690
------------------------------------------------------------------------------------------------------------------------

Luxembourg - 0.1%
------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                           $3,371         $3,262,609
------------------------------------------------------------------------------------------------------------------------

Mexico - 0.1%
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014 (Oil Services)                                $1,050         $1,071,000
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Oil Services)                                   209            217,360
------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019 (Emerging Market Sovereign)                                   341            364,870
------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)                                       337            349,975
------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033 (Emerging Market Sovereign)                                   1,177          1,139,336
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,142,541
------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.2%
------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032 (Banks & Credit Companies)##                                    $2,000         $2,067,280
------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013 (Food & Non-Alcoholic Beverages)##                 2,895          2,827,176
------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049 (Banks & Credit Companies)##                              1,308          1,313,223
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,207,679
------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                          $29,201,428
------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $933,268,854)                                                                 $927,662,371
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.4%
------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 1.105%, due 7/08/04#                                                    $15,000        $14,996,777
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04                                                247            247,000
------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 1.46%, due 7/01/04                                                     67,364         67,364,000
------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp., 1.09%, due 7/08/04#                                                     5,000          4,998,940
------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                              $87,606,717
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 1.4%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES            $ VALUE
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                  35,489,351        $35,489,351
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,459,734,342)                                                       $2,586,354,993
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.3)%                                                                      (33,614,662)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                       $2,552,740,331
------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
 ^ All or a portion of this security is on loan.
 # 4(2) paper.
## SEC Rule 144A restriction.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS

Investments, at value, including $34,667,948 of securities on loan
(identified cost, $2,459,734,342)                                                     $2,586,354,993
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                         238,103
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                            1,236,606
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                          3,902,160
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                         11,935,270
-----------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                     497
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $2,603,667,629
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                        $14,694,001
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                         508,821
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                35,489,351
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                              51,983
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                  2,424
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                             3,390
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                             734
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                       176,594
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $50,927,298
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $2,552,740,331
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                       $2,341,752,291
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities
in foreign currencies                                                                    126,627,400
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments and foreign
currency transactions                                                                     60,560,838
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                           23,799,802
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $2,552,740,331
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                         129,484,472
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value per share
  (net assets of $2,053,171,742 / 104,005,141 shares of beneficial interest
  outstanding)                                                                                                         $19.74
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value per share
  (net assets of $499,568,589 / 25,479,331 shares of beneficial interest
  outstanding)                                                                                                         $19.61
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                 $19,868,664
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 14,508,298
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                      (220,288)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $34,156,674
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $8,864,355
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                        26,333
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                  413,972
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                             555,030
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                           161,906
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                222,767
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      22,071
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                           56
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 24,100
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     7,163
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                 86,948
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                    $10,384,701
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (20,753)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                      $10,363,948
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $23,792,726
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                  $97,594,378
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                  9,315
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                $97,603,693
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                             $(63,590,203)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                    5,711
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                              $(63,584,492)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                              $34,019,201
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                            $57,811,927
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.


                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                   $23,792,726               $34,389,906
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                       97,603,693                16,564,469
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation              (63,584,492)              218,506,998
----------------------------------------------------------------------------------     ------------             -------------
Increase in net assets from operations                                                  $57,811,927              $269,461,373
----------------------------------------------------------------------------------     ------------             -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                              (32,901,330)              (21,891,397)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service  Class)                                              (7,121,596)               (4,100,255)
----------------------------------------------------------------------------------     ------------             -------------
Total distributions declared to shareholders                                           $(40,022,926)             $(25,991,652)
----------------------------------------------------------------------------------     ------------             -------------
Net increase in net assets from series share transactions                              $349,872,250              $730,036,300
----------------------------------------------------------------------------------     ------------             -------------
Total increase in net assets                                                           $367,661,251              $973,506,021
----------------------------------------------------------------------------------     ------------             -------------

NET ASSETS

At beginning of period                                                                2,185,079,080             1,211,573,059
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$23,799,802 and $40,030,002, respectively)                                           $2,552,740,331            $2,185,079,080
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                             SIX MONTHS                               YEARS ENDED 12/31
                                                ENDED          ----------------------------------------------------------------
                                               6/30/04             2003          2002          2001          2000          1999
                                             (UNAUDITED)
Net asset value, beginning of period           $19.58          $17.14         $18.60         $19.59         $17.75        $18.12
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income                           $0.20           $0.38          $0.45          $0.51          $0.61         $0.53
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency              0.29            2.37          (1.37)         (0.46)          2.10          0.05
-------------------------------------------    ------          ------         ------         ------         ------        ------
Total from investment operations                $0.49           $2.75         $(0.92)         $0.05          $2.71         $0.58
-------------------------------------------    ------          ------         ------         ------         ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                     $(0.33)         $(0.31)        $(0.30)        $(0.42)        $(0.44)       $(0.33)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and foreign currency transactions                  --              --          (0.24)         (0.62)         (0.43)        (0.62)
-------------------------------------------    ------          ------         ------         ------         ------        ------
Total distributions declared to
shareholders                                   $(0.33)         $(0.31)        $(0.54)        $(1.04)        $(0.87)       $(0.95)
-------------------------------------------    ------          ------         ------         ------         ------        ------
Net asset value, end of period                 $19.74          $19.58         $17.14         $18.60         $19.59        $17.75
-------------------------------------------    ------          ------         ------         ------         ------        ------
Total return (%)                                 2.54++         16.32          (5.17)          0.25          16.02          3.08
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:

Expenses##                                       0.83+           0.84           0.86           0.89           0.90          0.90
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      2.06+           2.14           2.58           2.75           3.40          2.97
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 35              53             73             98             76           112
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)  $2,053,171      $1,790,999     $1,036,038       $684,964       $351,870      $256,128
--------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              SIX MONTHS               YEARS ENDED 12/31               PERIOD
                                                                 ENDED         ---------------------------------        ENDED
                                                                6/30/04           2003         2002         2001      12/31/00*
                                                              (UNAUDITED)
Net asset value, beginning of period                               $19.44         $17.05       $18.54       $19.56       $17.17(+)
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income                                               $0.18          $0.33        $0.40        $0.45        $0.41
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                     0.29           2.36        (1.36)       (0.44)        1.98
--------------------------------------------------------------     ------         ------       ------       ------       ------
Total from investment operations                                    $0.47          $2.69       $(0.96)       $0.01        $2.39
--------------------------------------------------------------     ------         ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                         $(0.30)        $(0.30)      $(0.29)      $(0.41)         $--
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                                  --             --        (0.24)       (0.62)          --
--------------------------------------------------------------     ------         ------       ------       ------       ------
Total distributions declared to shareholders                       $(0.30)        $(0.30)      $(0.53)      $(1.03)         $--
--------------------------------------------------------------     ------         ------       ------       ------       ------
Net asset value, end of period                                     $19.61         $19.44       $17.05       $18.54       $19.56
--------------------------------------------------------------     ------         ------       ------       ------       ------
Total return (%)                                                     2.46++        16.00        (5.35)        0.02        13.92++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:

Expenses##                                                           1.08+          1.09         1.10         1.09         1.15+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                          1.81+          1.87         2.37         2.44         3.14+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     35             53           73           98           76
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $499,569       $394,080     $175,535      $40,191       $3,553
-------------------------------------------------------------------------------------------------------------------------------

     * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
     + Annualized.
    ++ Not annualized.
   (+) The net asset value has been restated to reflect the first NAV available to the public. This change had no effect on the total return for the period.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Total Return Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 99 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2004, the series' custodian fees were reduced by $7,421 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2004, the series' miscellaneous expenses were reduced by $13,332 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, real estate investment trusts, defaulted bonds and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                            12/31/03        12/31/02
        Distributions declared from:
        --------------------------------------------------------------
          Ordinary income                 $25,991,652      $20,561,288
        --------------------------------------------------------------
          Long-term capital gain                   --        5,600,367
        --------------------------------------------------------------
        Total distributions declared      $25,991,652      $26,161,655
        --------------------------------------------------------------

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                      $39,973,285
        --------------------------------------------------------------
        Capital loss carryforward                          (11,289,175)
        --------------------------------------------------------------
        Unrealized appreciation                            164,514,929
        --------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series' has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the fund paid MFS $161,906 equivalent to 0.0137% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $413,670 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $134 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                       PURCHASES           SALES
U.S. government securities                          $297,175,540    $133,814,060
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $873,407,272    $678,019,794
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                      $2,488,358,713
              --------------------------------------------------
              Gross unrealized appreciation         $131,978,122
              --------------------------------------------------
              Gross unrealized depreciation          (33,981,842)
              --------------------------------------------------
              Net unrealized appreciation            $97,996,280
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                            Six months ended 6/30/04              Year ended 12/31/03
                                                             SHARES           AMOUNT           SHARES            AMOUNT
INITIAL CLASS SHARES

Shares sold                                                13,894,893      $275,370,194       38,109,074      $679,372,747
-----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                               1,694,198        32,901,330        1,274,237        21,891,397
-----------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (3,069,647)      (60,654,494)      (8,349,455)     (148,096,852)
-----------------------------------------------------------------------------------------------------------------------------
Net increase                                               12,519,444      $247,617,030       31,033,856      $553,167,292
-----------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                 6,021,730      $118,298,919       11,120,649      $197,511,844
-----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                 368,995         7,121,596          239,921         4,100,255
-----------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (1,182,215)      (23,165,295)      (1,386,984)      (24,743,091)
-----------------------------------------------------------------------------------------------------------------------------
Net increase                                                5,208,510      $102,255,220        9,973,586      $176,869,008
-----------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $3,773 and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(8) SUBSEQUENT EVENT

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $81,860 resulted in an impact to net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            JP Morgan Chase Bank
MFS Fund Distributors, Inc.                            One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741             New York, NY 10081

PORTFOLIO MANAGERS
William J. Adams              Alan T. Langsner
Edward B. Baldini             Kate Mead
David M. Calabro              Constantinos G. Mokas
Kenneth J. Enright            Michael W. Roberge
Steven R. Gorham              Brooks A. Taylor

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VTR-SEM 8/04 53M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) STRATEGIC INCOME SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) STRATEGIC INCOME SERIES

Objective: Seeks high current income by investing in fixed-income securities. Its secondary objective seeks to provide significant capital appreciation.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     21
----------------------------------------------------
TRUSTEES AND OFFICERS                             28
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The six-month period ended June 30, 2004 was a volatile one in the global bond markets. Investors, in our view, favored higher-quality debt early in the year but by the second quarter they began to shift into higher-yielding bonds.

Interest rates remained very low early in the period, but the bond market changed dramatically later in the period, after the U.S. Department of Labor began releasing a string of strong monthly jobs reports that indicated that the economy was in a full recovery. Investors, therefore, began to anticipate that the U.S. Federal Reserve Board would raise short-term interest rates from their near-historic lows. The Fed fulfilled these expectations on the last day of the reporting period, instituting a rate increase of 0.25% on June 30.

We believe that anticipation of this increase is what caused investors to move from higher-quality debt into lower-quality issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and tended to show the better performance.

The lower-quality emerging markets were, however, marked by a rapid selloff late in the period as investors who had borrowed money at low rates sold off bonds in anticipation of rising rates. This selloff erased early gains in the emerging markets. The Eurozone bond market remained fairly quiet throughout the period as the European Central Bank, faced with slow but steady growth, found itself in a position, we believe, where it could not raise or lower rates. In general, Eurozone debt outperformed U.S. debt during the period. The bond market in the United Kingdom, meanwhile, performed poorly during the period, as the Bank of England began moving aggressively to raise interest rates and consumers continued to pile up personal debt.

CONTRIBUTORS TO PERFORMANCE

Among the portfolio's top-performing domestic corporate investments were two commercial mortgage-backed securities whose credit ratings were upgraded to investment grade during the six-month period. One, a security issued by AMRESCO Commercial Finance, was upgraded by the Fitch credit rating service from "BB+" to "BBB-." The other, a security issued by First Union-Lehman Brothers, was raised by Fitch from "BB" to "BBB."

The series' defensive interest-rate strategy -- in which the portfolio's sensitivity to changes in interest rates was held low relative to the Lehman Brothers Aggregate Bond Index, one of the portfolio's benchmarks -- also helped relative performance during a period in which domestic yields rose and bond prices tended to slip.

DETRACTORS FROM PERFORMANCE

The portfolio's exposure to emerging markets was a significant negative influence on performance. The de-emphasis of domestic high-yield corporate bonds also detracted from performance during a time when lower-quality corporate securities outperformed higher-quality securities.

Individual holdings that detracted from performance included an emerging market sovereign bond issued by the Republic of Brazil and a defaulted high- yield domestic issue from textile manufacturer WestPoint Stevens, Inc.

    Respectfully,

/s/ Peter C. Vaream

    Peter C. Vaream
    Portfolio Manager

Note to contract owners: Effective July 1, 2004, William J. Adams became the manager of the portfolio, replacing Peter C. Vaream.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

--------------------
Average annual
--------------------

                   Class
    Share        inception
    class           date         6-mo      1-yr     3-yr     5-yr     10-yr
----------------------------------------------------------------------------
   Initial        6/14/94          --       3.26%    7.77%    5.77%    5.08%
----------------------------------------------------------------------------
   Service        5/01/00          --       3.03%    7.52%    5.51%    4.95%
----------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
----------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index#                       0.15%     0.32%    6.36%    6.95%    7.39%
----------------------------------------------------------------------------
Lehman Brothers High Yield
Index#                            1.36%    10.33%    9.30%    5.06%    7.28%
----------------------------------------------------------------------------
J.P. Morgan Emerging Markets
Bond Index Global#               -2.27%     4.66%    9.99%   12.70%   13.30%
----------------------------------------------------------------------------
Citigroup World Government
Non-Dollar Hedged Index#          0.57%    -0.18%    4.05%    5.31%    8.09%
----------------------------------------------------------------------------

--------------------
Cumulative
--------------------

    Share
    class
----------------------------------------------------------------------------
   Initial                        0.26%     3.26%   25.18%   32.35%   64.11%
----------------------------------------------------------------------------
   Service                        0.10%     3.03%   24.32%   30.77%   62.16%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

THE LEHMAN BROTHERS AGGREGAGE BOND INDEX - a measure of the U.S. bond market.

THE LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

THE J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (THE EMBI GLOBAL) - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

THE CITIGROUP WORLD GOVERNMENT NON-DOLLAR HEDGED INDEX - measures the government bond markets around the world, ex-U.S.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds - 95.5%
------------------------------------------------------------------------------------------------------------------------
                                                                                          PAR AMOUNT
ISSUER                                                                                  (000 Omitted)            $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Bonds - 59.3%
------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.1%
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                          $175        $172,375
------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                       115         117,013
------------------------------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                                                  35          31,850
------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875%, 2011                                                                        150         163,688
------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                      140         147,700
------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 0% to 2005, 14% to 2009                                            28          26,675
------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                                   68          77,945
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $737,246
------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.2%
------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                            $148        $157,553
------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                                                            90          98,775
------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                             70          73,413
------------------------------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.625%, 2010                                                                 100         109,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $439,366
------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                             $45         $33,835
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                              90          70,333
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $104,168
------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005*                                                              $300          $7,500
------------------------------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 8.7%
------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                     $336        $355,989
------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2885%, 2026                                                            122         121,758
------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009                                                               77          76,618
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.38%, 2035                                                        187         201,411
------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.641%, 2031^^                                                     29,000         188,593
------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                                153         118,892
------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8486%, 2025^^                                                          709         129,579
------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.66%, 2043##^^                               2,461         126,307
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 7.243%, 2035^^                                        5,738         134,559
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2014                                      153         164,308
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                                    153         150,863
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.496%, 2033                                                   187         202,131
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8988%, 2034##                                           147         153,139
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 7.603%, 2030^^                                  1,863          68,094
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                          185         194,657
------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.51%, 2031^^                                                      1,727          48,538
------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                         187         199,925
------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities I, 6%, 2016                                                   93          92,622
------------------------------------------------------------------------------------------------------------------------
TIAA Retail Commercial Mortgage Trust, 7.17%, 2032##                                                 376         399,684
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,127,667
------------------------------------------------------------------------------------------------------------------------
Automotive - 2.2%
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, 8.5%, 2031                                                   $89        $102,255
------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                                  95         111,150
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                       80          80,757
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                             41          42,008
------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                              175         199,333
------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                            50          42,500
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                    36          40,590
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                        6           7,080
------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                               140         158,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $783,873
------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.2%
------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2049                                                        $152        $189,556
------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                                                    66          63,182
------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2%, 2049                                                     150         182,319
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $435,057
------------------------------------------------------------------------------------------------------------------------
Basic Industry - Other - 0.2%
------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                           $75         $79,500
------------------------------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 1.7%
------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                           $187        $207,568
------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                    35          38,719
------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                                    250         266,250
------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                  81         101,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $614,087
------------------------------------------------------------------------------------------------------------------------
Building - 1.1%
------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                           $70         $75,600
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                          140         153,300
------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                                    40          42,800
------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                                120         119,100
------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                                    15          16,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $407,150
------------------------------------------------------------------------------------------------------------------------
Business Services - 1.3%
------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                                   $185        $196,100
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                                150         141,750
------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                            115         117,588
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $455,438
------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%
------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                                $100        $111,000
------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                            150         153,000
------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 10.67%, 2013                                                          115          88,550
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                                 125         138,438
------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011##                                                                              55          57,613
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $548,601
------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5%, 2009                                                        $77         $78,155
------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                                100          97,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $175,155
------------------------------------------------------------------------------------------------------------------------
Containers - 1.0%
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                   $85         $91,800
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                    165         170,363
------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                              115         102,925
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $365,088
------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625%, 2012                                                     $140        $147,700
------------------------------------------------------------------------------------------------------------------------

Energy - Independent - 0.4%
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014##                                                               $140        $144,200
------------------------------------------------------------------------------------------------------------------------

Entertainment - 1.9%
------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                                 $101        $105,040
------------------------------------------------------------------------------------------------------------------------
News Media Holdings, Inc., 7.7%, 2025                                                                 37          41,800
------------------------------------------------------------------------------------------------------------------------
News Media Holdings, Inc., 6.55%, 2033                                                                42          42,485
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                         150         150,750
------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                       145         170,007
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                         161         170,545
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $680,627
------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                       $100         $98,063
------------------------------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 0.1%
------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                          $30         $32,625
------------------------------------------------------------------------------------------------------------------------

Forest & Paper Products - 1.2%
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                                 $70         $64,225
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                               130         131,300
------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                                  100         114,500
------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                       106         104,887
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $414,912
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.4%
------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                                                           $105        $113,925
------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                          95          94,050
------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                                     70          75,250
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                             70          69,475
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                                95         102,363
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                              250         267,500
------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11%, 2010                                                                110         127,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $849,613
------------------------------------------------------------------------------------------------------------------------
Industrial - 0.4%
------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 7%, 2005                                                                               $80         $81,600
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings, 7.375%, 2010##                                                                   70          69,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $151,250
------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%
------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                               $97        $105,779
------------------------------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.3%
------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                              $109        $108,768
------------------------------------------------------------------------------------------------------------------------

Machinery & Tools - 1.6%
------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                             $145        $157,325
------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                          38          40,190
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                      90         103,050
------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                            85          94,775
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012##                                                                   195         184,275
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $579,615
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                               $120        $125,700
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                                  104         111,280
------------------------------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                                              20          21,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $257,980
------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
------------------------------------------------------------------------------------------------------------------------
Arch Western Finance, 6.75%, 2013##                                                                  $50         $50,000
------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                       39          46,316
------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                         67          74,203
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $170,519
------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 2.5%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012                                                                                $357        $372,116
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                                                28          29,417
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2032                                                                               457         477,581
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $879,114
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.8%
------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                                   $60         $63,900
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                     192         214,830
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $278,730
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.8%
------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                                       $35         $38,238
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                       120         105,000
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.3%, 2033                                                         185         195,180
------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                         135         147,488
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                    170         172,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $658,456
------------------------------------------------------------------------------------------------------------------------
Oils - 0.3%
------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                                   $114        $123,961
------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.2%
------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.5%, 2033                                                                    $79         $78,542
------------------------------------------------------------------------------------------------------------------------

Printing & Publishing - 1.6%
------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                                    $100        $112,250
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013##                                                                   145         159,138
------------------------------------------------------------------------------------------------------------------------
Hollinger International, Inc., 9%, 2010                                                               70          80,850
------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                                        100         107,500
------------------------------------------------------------------------------------------------------------------------
Media News Group, Inc., 6.875%, 2013                                                                 135         127,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $587,313
------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                        $100        $104,025
------------------------------------------------------------------------------------------------------------------------

Restaurants - 0.3%
------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                      $94        $113,432
------------------------------------------------------------------------------------------------------------------------

Retailers - 1.2%
------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.3%, 2008                                                                               $85        $102,850
------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                               100         101,500
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                           140         154,350
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                           70          73,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $432,200
------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                        $135        $143,100
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 2.0%
------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010##                                                                  $84         $91,560
------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                       195         201,338
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                         135         134,325
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                             40          30,400
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                            100         101,000
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                      9           8,168
------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25%, 2013                                                                  140         144,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $710,991
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.9%
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                $67         $64,602
------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                                    130         151,125
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                    91          87,473
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                                      5           4,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $307,750
------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                    $54         $52,380
------------------------------------------------------------------------------------------------------------------------

U.S. Government Agencies - 0.6%
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                          $186        $197,428
------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 7.3%
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                    $75         $75,642
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007###                                                               1,634       1,749,999
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                                                    635         694,299
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125%, 2008                                                                     93          91,136
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,611,076
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.4%
------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                               $173        $195,369
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                         100         102,000
------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2011                                                                             50          32,625
------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                          90          73,800
------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                              135         136,013
------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                                  100          86,125
------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                         $202         194,848
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                          80          80,800
------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008##                                                                            35          36,575
------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                                259         271,303
------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                              133         125,094
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                  30          32,025
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                   35          37,713
------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                        234         230,017
------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                              288         303,305
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,937,612
------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                             $21,237,657
------------------------------------------------------------------------------------------------------------------------

Foreign Bonds - 36.2%
------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%
------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015 (International Market Sovereign)                             AUD 97         $68,982
------------------------------------------------------------------------------------------------------------------------

Austria - 1.7%
------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007 (International Market Sovereign)                                 EUR 242        $315,585
------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 (International Market Sovereign)                                       203         260,937
------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018 (International Market Sovereign)                                     21          25,731
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $602,253
------------------------------------------------------------------------------------------------------------------------
Belgium - 0.9%
------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009 (International Market Sovereign)                                 EUR 135        $165,509
------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012 (International Market Sovereign)                                        110         141,468
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $306,977
------------------------------------------------------------------------------------------------------------------------
Brazil - 2.8%
------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012 (Emerging Market Sovereign)                                $215        $179,449
------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market Sovereign)                                     586         535,076
------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024 (Emerging Market Sovereign)                                 59          46,020
------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market Sovereign)                                    264         248,820
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,009,365
------------------------------------------------------------------------------------------------------------------------
Bulgaria - 0.4%
------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market Sovereign)                                        $38         $44,223
------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market Sovereign)##                                      100         116,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $160,598
------------------------------------------------------------------------------------------------------------------------
Canada - 2.0%
------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.3%, 2005 (Forest & Paper Products)                                    $206        $213,199
------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014 (Energy - Independent)                                      90          91,913
------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009 (International Market Sovereign)                                CAD 333         261,263
------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012 (International Market Sovereign)                                    95          72,959
------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023 (International Market Sovereign)                                       13          12,800
------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012 (Chemicals)                                                         $85          83,725
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $735,859
------------------------------------------------------------------------------------------------------------------------
Chile - 0.7%
------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                     $135        $144,115
------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)##                                            101          99,362
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $243,477
------------------------------------------------------------------------------------------------------------------------
Colombia - 0.4%
------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013 (Emerging Market Sovereign)                                      $129        $137,385
------------------------------------------------------------------------------------------------------------------------

Denmark - 1.0%
------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007 (International Market Sovereign)                                    DKK 682        $124,463
------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 (International Market Sovereign)                                        889         160,289
------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013 (International Market Sovereign)                                        495          84,248
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $369,000
------------------------------------------------------------------------------------------------------------------------
Finland - 1.8%
------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006 (International Market Sovereign)                                EUR 276        $336,238
------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008 (International Market Sovereign)                                       270         324,014
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $660,252
------------------------------------------------------------------------------------------------------------------------
France - 2.5%
------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011 (Containers)                                                $55         $59,950
------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 (International Market Sovereign)                                 EUR 383         488,401
------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009 (International Market Sovereign)                                        152         187,780
------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011 (Chemicals)##                                                             $190         160,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $896,681
------------------------------------------------------------------------------------------------------------------------
Germany - 4.0%
------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007 (International Market Sovereign)                           EUR 137        $170,883
------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008 (International Market Sovereign)                             455         554,909
------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010 (International Market Sovereign)                            361         472,842
------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008 (International Market Agencies)                          194         235,269
------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009 (Chemicals)                                                  10          12,912
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,446,815
------------------------------------------------------------------------------------------------------------------------
Ireland - 2.2%
------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012 (Forest & Paper Products)                                         $95        $104,025
------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007 (International Market Sovereign)                                EUR 549         690,442
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $794,467
------------------------------------------------------------------------------------------------------------------------
Japan - 1.4%
------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit Companies)##                              $167        $164,159
------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                        325         336,072
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $500,231
------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.8%
------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)##                           $14         $15,467
------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)+                             20          22,096
------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)                                 40          39,397
------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)##                               76          74,854
------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit Companies)##                                        161         145,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $297,070
------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%
------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                                $112        $108,399
------------------------------------------------------------------------------------------------------------------------

Malaysia - 0.3%
------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.875%, 2022 (Emerging Market Agencies)##                                $100        $110,551
------------------------------------------------------------------------------------------------------------------------

Mexico - 2.4%
------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                             $141        $152,985
------------------------------------------------------------------------------------------------------------------------
Banco Mercantil S.A., 5.875%, 2014 (Banks & Credit Companies)##                                      129         124,808
------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013 (Telecommunications - Wireless)                                       51          53,423
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Oil Services)                                      194         201,760
------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market Agencies)                                            60          67,200
------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012 (Transportation - Services)                                             25          26,625
------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)                                           52          54,002
------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033 (Emerging Market Sovereign)                                        183         177,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $857,947
------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.0%
------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007 (International Market Sovereign)                             EUR 270        $351,308
------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009 (International Market Sovereign)                                 314         384,578
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $735,886
------------------------------------------------------------------------------------------------------------------------
New Zealand - 1.2%
------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009 (International Market Sovereign)                             NZD 145         $94,744
------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013 (International Market Sovereign)                               516         329,809
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $424,553
------------------------------------------------------------------------------------------------------------------------
Norway - 0.3%
------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010 (Oil Services)                                             $120        $124,200
------------------------------------------------------------------------------------------------------------------------

Panama - 0.5%
------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market Sovereign)                                 $162        $168,653
------------------------------------------------------------------------------------------------------------------------

Poland - 0.4%
------------------------------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009 (Telecommunications - Wireless)                     $130        $141,050
------------------------------------------------------------------------------------------------------------------------

Portugal - 0.4%
------------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013 (International Market Sovereign)                               EUR 114        $150,587
------------------------------------------------------------------------------------------------------------------------

Qatar - 0.7%
------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030 (Emerging Market Sovereign)+                                            $176        $241,120
------------------------------------------------------------------------------------------------------------------------

Russia - 2.1%
------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 9.625%, 2013 (Utilities - Gas)##                                                  $110        $113,636
------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Utilities - Gas)##                                                   109         106,139
------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (Telecommunications - Wireless)##                                50          51,500
------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011 (Emerging Market Sovereign)                                       99          76,009
------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018 (Emerging Market Sovereign)                                            154         194,194
------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co. (SIBNEFT), 10.75%, 2009 (Energy - Integrated)                                        60          61,800
------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007 (Energy - Integrated)                                                      141         155,193
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $758,471
------------------------------------------------------------------------------------------------------------------------
Singapore - 0.3%
------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013 (Electronics)                                             $95         $92,625
------------------------------------------------------------------------------------------------------------------------

South Korea - 0.4%
------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                                $130        $127,725
------------------------------------------------------------------------------------------------------------------------

Spain - 1.1%
------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008 (International Market Sovereign)                                      EUR 198        $263,374
------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011 (International Market Sovereign)                                        87         114,368
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $377,742
------------------------------------------------------------------------------------------------------------------------
Ukraine - 0.3%
------------------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 6.875%, 2011 (Emerging Market Sovereign)##                            $100         $94,250
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 0.7%
------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049 (Banks & Credit Companies)                                     $73         $73,291
------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007 (International Market Sovereign)                             GBP 38          73,671
------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009 (International Market Sovereign)                                 36          67,372
------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012 (International Market Sovereign)                                    21          37,804
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $252,138
------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                          $12,995,309
------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $33,554,430)                                                                   $34,232,966
------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.9%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.5%, dated 6/30/04, due 7/01/04, total to be received $664,028
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                                   $664        $664,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $34,218,430)                                                             $34,896,966
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.6%                                                                            936,471
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $35,833,437
------------------------------------------------------------------------------------------------------------------------
  * In default.
 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below.

                    AUD = Australian Dollar                     JPY = Japanese Yen
                    CAD = Canadian Dollar                       KRW = South Korean Won
                    DKK = Danish Krone                          NZD = New Zealand Dollar
                    EUR = Euro                                  SEK = Swedish Kroner
                    GBP = British Pound

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS

Investments, at value (identified cost, $34,218,430)                                       $34,896,966
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                            10,875
-----------------------------------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts                                       3,320
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                750,729
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                               20,181
-----------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                            690,615
-----------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                       251
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $36,372,937
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts                                        $42,151
-----------------------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts subject to master netting
agreements                                                                                       5,832
-----------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts                                    15,813
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                              374,405
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                           100,138
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                   728
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                       12
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                             421
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $539,500
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $35,833,437
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                            $34,404,825
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                             594,606
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments and foreign currency
transactions                                                                                    50,937
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                                783,069
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $35,833,437
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           3,426,716
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value per share
  (net assets of $32,510,934/3,106,098 shares of beneficial interest outstanding)                                      $10.47
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value per share
  (net assets of $3,322,503/320,618 shares of beneficial interest outstanding)                                         $10.36
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                   $1,318,141
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                         139
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,318,280
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                               $158,665
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                            741
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                     7,464
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                                9,595
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                              3,086
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                  13,895
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                        8,946
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                  23,550
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                      1,087
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                   2,687
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $229,716
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (447)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expense by investment adviser                                                    (29,276)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $199,993
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,118,287
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                    $1,152,604
-----------------------------------------------------------------------------------------------------------------------------
  Futures contracts                                                                              22,687
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                (182,196)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                   $993,095
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                               $(2,369,165)
-----------------------------------------------------------------------------------------------------------------------------
  Futures contracts                                                                             (30,651)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                   367,072
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                               $(2,032,744)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign currency                                              $(1,039,649)
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                                $78,638
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                      $1,118,287              $2,276,750
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                            993,095                 882,536
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                 (2,032,744)              1,223,576
-----------------------------------------------------------------------------------     -------------           -------------
Increase in net assets from operations                                                        $78,638              $4,382,862
-----------------------------------------------------------------------------------     -------------           -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                                $(1,839,639)            $(2,124,062)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service  Class)                                                  (538,335)               (284,551)
-----------------------------------------------------------------------------------     -------------           -------------
Total distributions declared to shareholders                                              $(2,377,974)            $(2,408,613)
-----------------------------------------------------------------------------------     -------------           -------------
Net increase (decrease) in net assets from series share transactions                      $(6,861,580)             $2,125,581
-----------------------------------------------------------------------------------     -------------           -------------
Total increase (decrease) in net assets                                                   $(9,160,916)             $4,099,830
-----------------------------------------------------------------------------------     -------------           -------------

NET ASSETS

At beginning of period                                                                     44,994,353              40,894,523
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$783,069 and $2,042,756, respectively)                                                    $35,833,437             $44,994,353
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                          SIX MONTHS                       YEARS ENDED 12/31
                                                            ENDED        ------------------------------------------------------
                                                           6/30/04         2003        2002        2001        2000        1999
                                                         (UNAUDITED)
Net asset value, beginning of period                        $11.02       $10.53      $10.09      $10.01      $10.03      $10.88
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.29        $0.55       $0.50       $0.50       $0.61       $0.54
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency                                         (0.26)        0.51        0.32       (0.04)      (0.15)      (0.80)
-------------------------------------------------------     ------       ------      ------      ------      ------      ------
Total from investment operations                             $0.03        $1.06       $0.82       $0.46       $0.46      $(0.26)
-------------------------------------------------------     ------       ------      ------      ------      ------      ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.58)      $(0.57)     $(0.38)     $(0.38)     $(0.48)     $(0.59)
-------------------------------------------------------     ------       ------      ------      ------      ------      ------
Net asset value, end of period                              $10.47       $11.02      $10.53      $10.09      $10.01      $10.03
-------------------------------------------------------     ------       ------      ------      ------      ------      ------
Total return (%)                                              0.26++      10.38        8.40        4.75        4.90       (2.50)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                    0.90+        0.90        0.90        0.92        0.96        1.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   5.36+        5.16        4.85        4.99        6.21        5.19
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              31          146         249         171          93         128
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $32,511      $35,888     $37,505     $47,484     $50,782     $45,061
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series'
    fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. Prior to May 1, 2000, the series paid the investment adviser a reimbursement fee no greater than 0.25% of average daily net assets. This agreement will terminate on the earlier of
    December 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April
    30, 2005. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.28        $0.53       $0.48       $0.48       $0.60       $0.54
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                    1.04+        1.11        1.10        1.12        1.09        1.05
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   5.22+        4.95        4.65        4.79        6.08        5.15
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective January 1, 2001 the series adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.02, and increase realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.18%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation. SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                   SIX MONTHS            YEARS ENDED 12/31              PERIOD
                                                                     ENDED        -------------------------------       ENDED
                                                                    6/30/04          2003        2002        2001     12/31/00*
                                                                  (UNAUDITED)
Net asset value, beginning of period                                   $10.91       $10.45      $10.03       $9.97       $9.46**
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                                $0.30        $0.52       $0.44       $0.45       $0.32
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                (0.29)        0.50        0.36       (0.01)       0.19+++
------------------------------------------------------------------     ------       ------      ------      ------      ------
Total from investment operations                                        $0.01        $1.02       $0.80       $0.44       $0.50
------------------------------------------------------------------     ------       ------      ------      ------      ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                             $(0.56)      $(0.56)     $(0.38)     $(0.38)        $--
------------------------------------------------------------------     ------       ------      ------      ------      ------
Net asset value, end of period                                         $10.36       $10.91      $10.45      $10.03       $9.97
------------------------------------------------------------------     ------       ------      ------      ------      ------
Total return (%)                                                         0.10++      10.10        8.19        4.56        5.39++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.14+        1.15        1.15        1.12        1.12+
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                              4.96+        4.86        4.50        4.64        6.57+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         31          146         249         171          93
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $3,323       $9,106      $3,390        $339         $10
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that
    Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. Prior to May 1, 2000, the series paid the investment adviser a reimbursement fee no greater than 0.25% of average daily net assets. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                             $0.29        $0.49       $0.42       $0.43       $0.31
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.28+        1.36        1.35        1.32        1.25+
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                              4.82+        4.65        4.30        4.44        6.44+
------------------------------------------------------------------------------------------------------------------------------

     * For the period from the inception of Service Class share operations, May 1, 2000, through December 31, 2000.
    ** The net asset value per share has been restated to reflect the first NAV available to the public. This change had no effect on the total return for the period.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   +++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(S)(S) As required, effective January 1, 2001 the series adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.02, and increase realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.17%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Series (the series) is a non-diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 35 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Foreign currency options are valued by MFS using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. The series' investment in futures contracts is designed to hedge against anticipated future changes in interest rates. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates move unexpectedly, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency- denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the series at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount for the six months ended June 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                             12/31/03     12/31/02
          Distributions declared from:
          --------------------------------------------------------
            Ordinary income                $2,408,613   $1,806,894
          --------------------------------------------------------

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $2,327,977
          --------------------------------------------------------
          Undistributed long-term capital gain                  --
          --------------------------------------------------------
          Capital loss carryforward                       (663,903)
          --------------------------------------------------------
          Unrealized appreciation                        2,761,609
          --------------------------------------------------------
          Other temporary differences                     (697,735)
          --------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010, ($663,903).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series' has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. At June 30, 2004, aggregate unreimbursed expenses amounted to $739,495.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each series is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $3,086, equivalent to 0.0146% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $7,409 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                               PURCHASES          SALES

          U.S. government securities          $1,753,903     $2,395,308
          -------------------------------------------------------------
          Investments (non-U.S. government
          securities)                        $10,571,745    $17,288,701
          -------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                    $34,347,524
          -------------------------------------------------------------
          Gross unrealized appreciation                      $1,096,610
          -------------------------------------------------------------
          Gross unrealized depreciation                        (547,168)
          -------------------------------------------------------------
          Net unrealized appreciation                          $549,442
          -------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                 Six months ended 6/30/04          Year ended 12/31/03
                                                                  SHARES         AMOUNT          SHARES          AMOUNT
INITIAL CLASS SHARES

Shares sold                                                       317,158       $3,480,376      3,214,711      $34,248,043
--------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                     175,706        1,839,639        204,039        2,124,049
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                (642,530)      (6,933,841)    (3,723,598)     (39,623,389)
--------------------------------------------------------------------------------------------------------------------------
Net decrease                                                     (149,666)     $(1,613,826)      (304,848)     $(3,251,297)
--------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                       185,613       $2,017,470        833,597       $8,784,682
--------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                      51,913          538,335         27,572          284,540
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                (751,557)      (7,803,559)      (350,922)      (3,692,344)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          (514,031)     $(5,247,754)       510,247       $5,376,878
--------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series six months ended June 30, 2004, was $216, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

-------------
SALES
-------------
                                                                         NET
                                                                    UNREALIZED
                    CONTRACTS TO                       CONTRACTS   APPRECIATION
SETTLEMENT DATE   DELIVER/RECEIVE    IN EXCHANGE FOR   AT VALUE   (DEPRECIATION)

        8/16/04  AUD      77,560        $53,805         $53,630        $175
        8/16/04  DKK   2,293,780        372,603         375,560      (2,957)
8/04/04-8/16/04  EUR   4,173,364      5,043,950       5,079,350     (35,400)
        8/17/04  GBP      75,017        135,432         135,432           0
        7/06/04  KRW  66,989,250         57,734          57,948        (214)
        8/09/04  NZD     684,335        428,267         430,668      (2,401)
        8/16/04  SEK     823,774        108,180         109,359      (1,179)
                                     ----------      ----------    --------
                                     $6,199,971      $6,241,947    $(41,976)
                                     ==========      ==========    ========

-------------
PURCHASES
-------------

        8/04/04  AUD      55,671        $67,290         $67,766        $476
        8/11/04  JPY  45,752,081        417,679         419,135       1,456
        7/06/04  KRW  66,989,250         57,546          57,948         402
        8/16/04  SEK     822,096        108,325         109,136         811
                                       --------        --------      ------
                                       $650,840        $653,985      $3,145
                                       ========        ========      ======

At June 30, 2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $5,832 with Merrill Lynch International.

At June 30, 2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                      UNREALIZED
DESCRIPTION                    EXPIRATION   CONTRACTS    POSITION   DEPRECIATION

U.S. Treasury Note 10 Yr.  September 2004          22       Short      $(39,794)
--------------------------------------------------------------------------------

At June 30, 2004, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES

The series may invest not more than 10% of its total assets in securities which are subject to legal or contractual restrictions on resale. At June 30, 2004, the series owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.7% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                     DATE OF        PAR
DESCRIPTION                      ACQUISITION     AMOUNT        COST       VALUE

State of Qatar, 9.75%, 2030          6/06/03        176    $246,730    $241,120
-------------------------------------------------------------------------------
Kazkommerts International B.V.,
  10.125%, 2007                      4/13/03         20      21,852      22,096
-------------------------------------------------------------------------------
                                                                       $263,216
-------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                         CUSTODIANS
Massachusetts Financial Services Company                   State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                 225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                JP Morgan Chase Bank
MFS Fund Distributors, Inc.                                One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741                 New York, NY 10081

PORTFOLIO MANAGER
Peter C. Vaream

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com



[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VWG-SEM 8/04 4M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) INVESTORS GROWTH STOCK SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) INVESTORS GROWTH STOCK SERIES

Objective: Seeks long-term growth of capital and future income rather than current income.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              15
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     20
----------------------------------------------------
TRUSTEES AND OFFICERS                             25
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. We believe the release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors held back equity markets. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. The U.S. Federal Reserve Board (the Fed) fulfilled these expectations with a rate increase of 0.25% on the last day of the period. The Bank of England, meanwhile, announced a pair of rate hikes and set the expectation for more in the future.

Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Mid East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

DETRACTORS FROM PERFORMANCE

Leisure sector positioning held back relative returns. Cable operator Comcast fell after the firm's unsuccessful bid to acquire Disney. In our view, Comcast, along with its cable peers, remained under pressure due to fears of increasing competition from DSL (digital subscriber line) and satellite broadcast providers. Meanwhile, we believe generally lackluster demand for local advertising limited operating results for the radio operations of Viacom and Clear Channel Communications.

Stock selection in the financial services sector also held back relative results. In particular, our position in Citigroup was hurt, we believe, by investor concerns about the impact of rising interest rates as well as tougher second half comparisons.

Individual stocks in other sectors that hurt relative performance included storage management firm VERITAS Software, discount retailer Kohl's, and online travel vendor IAC/InterActiveCorp. VERITAS stock declined as the firm lowered its earnings projections and moved to restate prior-year results. Our position in Kohl's underperformed as the firm, in our view, struggled to recover from an excess inventory situation. Stock in IAC/InterActiveCorp lost traction on concerns that hotels and airlines might provide more limited inventory to it and other Internet travel agents as demand rebounds. Underweighting cellular communications products firm QUALCOMM, and missing some of the stock's strong rise over the period, also subtracted from relative results. Similarly, underweighting biotechnology firm Biogen Idec and missing nearly all of that stock's sharp rise detracted from relative performance.

The series' cash position, which averaged less than 5% of assets over the period, also detracted from relative performance. The series holds some cash to buy new holdings and to provide liquidity. In a period when stocks in general outperformed cash, holding any cash hurt performance against the series' benchmark, the Russell 1000 Growth Index, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

On a sector basis, stock selection in technology and health care contributed most strongly to relative performance over the six-month period. In the technology area, positioning among electronics concerns was particularly advantageous. Strong operating results out of Marvell Technology Group, a high-end provider of communications and storage integrated circuit solutions, lifted relative returns. Meanwhile, an underweighted position in semiconductor giant Intel also helped relative results as the stock declined over the period. Elsewhere in technology, we believe growing demand for security boosted shares of anti-virus concern Symantec Corp.

In the health care sector, strong relative performance came from a number of different sources. Medical products firm C.R. Bard's stock rose as the company introduced several new products in the first half of 2004. Gilead Sciences, a biopharmaceutical maker of anti-infectives, advanced amid news that the company was developing a single pill for HIV that combined two different compounds. In addition, maintaining an underweighted stance in pharmaceutical makers generally, and Pfizer specifically, helped relative results. In our view, patent challenges, limited new product introductions, and reimbursement questions continued to dampen investor enthusiasm for this group during the period.

Chief among individual stock contributors was conglomerate Tyco International. We believe Tyco's stock gained ground as a result of both the economic rebound and progress in restructuring by the firm's new management team. The series' position in cruise operator Carnival benefited from stronger bookings. Direct-sales cosmetics firm Avon, which reported solid revenue growth across all geographies, aided relative performance as well.

    Respectfully,

/s/ S. Irfan Ali                               /s/ Gregory W. Locraft, Jr.

    S. Irfan Ali                                   Gregory W. Locraft, Jr.
    Portfolio Manager                              Portfolio Manager

/s/ Stephen Pesek

    Stephen Pesek
    Portfolio Manager

Note to investors: Effective July 1, 2004, Margaret W. (Peggy) Adams became a manager of the portfolio.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

------------------
Average annual
------------------

                 Class
   Share       inception
   class         date        6-mo     1-yr      3-yr       5-yr      Life*
----------------------------------------------------------------------------
  Initial       5/3/99         --     11.63%     -6.26%     -4.50%    -1.79%
----------------------------------------------------------------------------
  Service       5/1/00         --     11.28%     -6.47%     -4.82%    -2.11%
----------------------------------------------------------------------------

------------------
Average annual
------------------

Comparative benchmark
----------------------------------------------------------------------------
Russell 1000 Growth Index#    2.74%   17.88%     -3.74%     -6.48%    -5.61%
----------------------------------------------------------------------------

------------------
Cumulative
------------------

   Share
   class
----------------------------------------------------------------------------
  Initial                     2.53%   11.63%    -17.62%    -20.58%    -8.91%
----------------------------------------------------------------------------
  Service                     2.45%   11.28%    -18.17%    -21.89%   -10.41%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, May 3, 1999, through June 30, 2004. Index information is from May 1, 1999.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE RUSSELL 1000 GROWTH INDEX - measures the performance of large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 95.6%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 89.6%
------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                            56,920       $2,964,394
------------------------------------------------------------------------------------------------------------------------

Airlines - 0.8%
------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                          216,000       $3,622,320
------------------------------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.1%
------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                         9,800         $529,200
------------------------------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.0%
------------------------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                                     18,000         $813,420
------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                  27,300        2,067,975
------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                                      6,840          235,638
------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                        35,800        1,288,084
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,405,117
------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%
------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                            41,820       $2,590,331
------------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 4.1%
------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            134,460       $6,908,555
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 143,055        6,652,057
------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                       7,500          526,875
------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                       10,640          759,270
------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                       52,560        1,355,522
------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                           21,110          619,156
------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                             15,080          637,582
------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                        26,710        1,080,420
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $18,539,437
------------------------------------------------------------------------------------------------------------------------
Biotechnology - 5.2%
------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    145,840       $7,958,489
------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                                                8,500          537,625
------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                  18,700        1,070,762
------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                 19,900        1,118,380
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  147,720        6,991,588
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                           81,510        5,461,170
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $23,138,014
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.3%
------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                      35,440         $516,361
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                             222,304        6,231,181
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                       5,200          143,572
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                                   47,890        1,330,863
------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                            16,590          288,334
------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                              45,160        1,388,670
------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                               8,710          324,883
------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                       14,300          823,966
------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              103,780        1,824,452
------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                             28,290          903,300
------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                              37,970          903,686
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,679,268
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.8%
------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                        18,300         $207,705
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        12,760        1,201,482
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                        37,380        2,017,772
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,426,959
------------------------------------------------------------------------------------------------------------------------
Business Services - 2.0%
------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                                  24,700         $555,750
------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                                7,680          369,331
------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                 69,100        3,076,332
------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    47,500        1,847,275
------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                              14,150          849,000
------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                    7,490          380,267
------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                      28,300        1,410,189
------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                         19,950          513,114
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,001,258
------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%
------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                           10,540         $948,705
------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                   10,700          561,215
------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                     5,000          222,100
------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                     37,400        1,439,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,171,920
------------------------------------------------------------------------------------------------------------------------
Computer Software - 7.6%
------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*                                                                       19,780         $355,051
------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                        39,650          634,003
------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                                               30,830          253,423
------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                          45,300        1,271,118
------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.^*                                                                      8,100          250,128
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 649,370       18,546,007
------------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                                                        16,100          291,893
------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                   188,980        2,254,531
------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                  71,200        1,635,464
------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  88,540        3,876,281
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         167,970        4,652,769
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $34,020,668
------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.4%
------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                      305,900       $3,487,260
------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                              30,680          647,348
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                            75,620        6,665,903
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $10,800,511
------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                          9,800         $865,242
------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                              38,460        1,774,544
------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                          22,340        1,017,810
------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                            25,110        1,467,680
------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                     22,600        1,102,428
------------------------------------------------------------------------------------------------------------------------
Orbitz, Inc.^*                                                                                   20,340          439,751
------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            105,580        5,747,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,415,230
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 6.5%
------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                      15,140         $899,467
------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                    15,340          795,379
------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                             30,990        1,969,414
------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            466,220       15,105,528
------------------------------------------------------------------------------------------------------------------------
Molex, Inc.^                                                                                     24,630          790,130
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         292,660        9,698,752
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $29,258,670
------------------------------------------------------------------------------------------------------------------------
Electronics - 5.5%
------------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.*                                                                      37,000       $1,083,360
------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                             21,700          723,044
------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                             93,890        4,420,341
------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                        123,170        2,416,595
------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                     250,790        6,921,804
------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                          24,970          985,566
------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                  15,040          788,397
------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                          25,020          786,629
------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.*                                                                                    15,700          321,850
------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                              148,970        2,137,720
------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         110,410        2,669,714
------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                     43,590        1,451,983
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $24,707,003
------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.1%
------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                               49,560       $1,831,242
------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                70,350        2,512,902
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  23,500          599,015
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,943,159
------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.4%
------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       129,370       $5,436,127
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                                 154,370          805,811
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,241,938
------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.4%
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                    97,010       $5,226,899
------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.                                                                                      26,310          943,740
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,170,639
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.5%
------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  112,600       $5,292,200
------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                    21,840          534,643
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                    21,100          915,951
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,742,794
------------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.2%
------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                    91,470       $3,867,352
------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    173,700        7,377,039
------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                            57,930        3,056,387
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,300,778
------------------------------------------------------------------------------------------------------------------------
Insurance - 2.7%
------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                      12,800         $522,368
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              130,460        9,299,189
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                          21,710        1,492,345
------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                    14,960          606,478
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $11,920,380
------------------------------------------------------------------------------------------------------------------------
Internet - 3.4%
------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                      53,850       $4,951,507
------------------------------------------------------------------------------------------------------------------------
InterActiveCorp^*                                                                               148,990        4,490,559
------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.^*                                                                                  155,640        5,654,401
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,096,467
------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                           28,700       $1,565,585
------------------------------------------------------------------------------------------------------------------------

Machinery & Tools - 1.1%
------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                12,040         $956,458
------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                      11,820          765,227
------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                        27,440        2,631,222
------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                             8,920          530,383
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,883,290
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.5%
------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                               69,690       $2,295,589
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                          18,500        1,068,375
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                        80,000        3,327,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,691,164
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 3.6%
------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                       13,460         $464,505
------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                     23,500        1,044,340
------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                  30,620        1,734,623
------------------------------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.^*                                                                    21,700          307,706
------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                    29,300        1,637,284
------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                                                 6,900          496,731
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 147,800        7,200,816
------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                           19,600          602,504
------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                    39,500        1,887,310
------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                            9,700          855,540
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $16,231,359
------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.7%
------------------------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                                                 86,000       $3,942,240
------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              17,610          466,665
------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                     12,970          491,433
------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                                       51,400        2,866,064
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,766,402
------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.5%
------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     249,730       $8,945,329
------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                                15,900        1,534,827
------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                        36,300          781,539
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $11,261,695
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.6%
------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             171,180       $6,977,297
------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                   28,000        2,506,560
------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                  73,040        5,106,226
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               267,300       14,888,610
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    326,860       11,204,761
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           193,110        6,982,858
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $47,666,312
------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.^                                                                          15,000         $459,750
------------------------------------------------------------------------------------------------------------------------

Printing & Publishing - 0%
------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                       4,330         $187,705
------------------------------------------------------------------------------------------------------------------------

Restaurants - 0.4%
------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                               24,500         $704,620
------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                         25,450        1,052,612
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,757,232
------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.5%
------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.*                                                                                   4,100         $328,410
------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                               69,820        3,542,667
------------------------------------------------------------------------------------------------------------------------
CarMax, Inc.*                                                                                    20,720          453,146
------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                        25,300          327,635
------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                                29,820          611,012
------------------------------------------------------------------------------------------------------------------------
Lowe's Co., Inc.                                                                                 54,520        2,865,026
------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.*                                                             29,310          573,597
------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                   42,850        1,390,483
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                    25,870          758,250
------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                    8,400          202,776
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $11,053,002
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
------------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                                   68,340       $1,367,483
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 4.7%
------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                     24,880         $830,246
------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            637,880       15,117,756
------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                       60,100        1,198,394
------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                  193,180        2,522,931
------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.*                                                                          37,880          532,972
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                                                      65,100          246,078
------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                    7,800          569,244
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $21,017,621
------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                 49,005         $862,488
------------------------------------------------------------------------------------------------------------------------

Trucking - 1.3%
------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                      50,490       $4,124,528
------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                 24,470        1,839,410
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,963,938
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                           $401,421,481
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 6.0%
------------------------------------------------------------------------------------------------------------------------
Australia - 0.8%
------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd., Preferred, ADR (Broadcast & Cable TV)                                          113,200       $3,722,016
------------------------------------------------------------------------------------------------------------------------

Bermuda - 1.4%
------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                                        113,570       $3,120,904
------------------------------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                                              8,440          356,843
------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                                                     90,240        2,409,408
------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A" (Insurance)^                                                                 6,850          516,901
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,404,056
------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%
------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)^                                                4,930         $234,421
------------------------------------------------------------------------------------------------------------------------

Canada - 0.8%
------------------------------------------------------------------------------------------------------------------------
Cott Corp. (Food & Non-Alcoholic Beverages)*                                                     32,900       $1,065,960
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                                          294,300        1,468,557
------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Telecommunications - Wireline)*                                         18,000        1,231,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,766,437
------------------------------------------------------------------------------------------------------------------------
Finland - 0.1%
------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)                                                 25,250         $367,135
------------------------------------------------------------------------------------------------------------------------

Ireland - 0.3%
------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR (Pharmaceuticals)^*                                                          59,000       $1,459,660
------------------------------------------------------------------------------------------------------------------------

Japan - 0%
------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP. (Business Services)                                                                4,500         $197,540
------------------------------------------------------------------------------------------------------------------------

Mexico - 0.2%
------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications - Wireless)                                  14,800         $538,276
------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                                                   7,300          330,471
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $868,747
------------------------------------------------------------------------------------------------------------------------
South Korea - 0.1%
------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR (Electronics)                                                   1,770         $364,178
------------------------------------------------------------------------------------------------------------------------

Sweden - 0.5%
------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR (Telecommunications - Wireline)^*                           66,900       $2,001,648
------------------------------------------------------------------------------------------------------------------------

Switzerland - 0.5%
------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                               20,530       $2,033,485
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 1.2%
------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                                                128,100       $3,001,383
------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                                                 7,790          349,391
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                              281,200          615,569
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)                                          58,576        1,294,530
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,260,873
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                         $26,680,196
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $411,681,912)                                                                $428,101,677
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.6%
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    16,136,423      $16,136,423
------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 5.9%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.5%, dated 6/30/04, due 7/01/04, total to be received $26,270,095
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                                        $26,269      $26,269,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $454,087,335)                                                           $470,507,100
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.1)%                                                                      (22,751,718)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $447,755,382
------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS

Investments, at value, including $15,772,184 of securities on loan
(identified cost, $454,087,335)                                                          $470,507,100
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              336
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                             8,571,690
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                             222,141
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                             214,210
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $479,515,477
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                         $15,429,823
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          105,089
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                 16,136,423
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                9,227
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                     775
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                              1,619
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                              127
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                         77,012
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $31,760,095
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $447,755,382
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $522,763,618
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                         16,419,911
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (90,947,187)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (480,960)
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                            $447,755,382
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          50,576,101
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value per share
  (net assets of $211,209,675 / 23,640,026 shares of beneficial interest
  outstanding)                                                                                                          $8.93
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value per share
  (net assets of $236,545,707 / 26,936,075 shares of beneficial interest
  outstanding)                                                                                                          $8.78
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $1,544,217
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                     129,534
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                       (12,600)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,661,151
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $1,602,440
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         5,475
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                   75,387
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                             276,787
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            30,578
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 69,930
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      24,689
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 18,343
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     1,877
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                 47,574
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $2,153,080
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (10,969)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $2,142,111
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                 $(480,960)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                  $15,869,928
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                  4,793
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                $15,874,721
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                              $(4,880,832)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                     (413)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                               $(4,881,245)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                              $10,993,476
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                            $10,512,516
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)
INCREASE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                                                        $(480,960)               $(265,138)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                        15,874,721               36,897,942
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                (4,881,245)              26,993,993
-----------------------------------------------------------------------------------    -------------            -------------
Increase in net assets from operations                                                   $10,512,516              $63,626,797
-----------------------------------------------------------------------------------    -------------            -------------
Net increase in net assets from series share transactions                                $31,111,300              $98,869,170
-----------------------------------------------------------------------------------    -------------            -------------
Total increase in net assets                                                             $41,623,816             $162,495,967
-----------------------------------------------------------------------------------    -------------            -------------

NET ASSETS

At beginning of period                                                                   406,131,566              243,635,599
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment loss of
$480,960 and $0, respectively)                                                          $447,755,382             $406,131,566
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                  SIX MONTHS                    YEARS ENDED 12/31                      PERIOD
                                                    ENDED        ------------------------------------------------      ENDED
                                                   6/30/04           2003          2002         2001         2000    12/31/99*
                                                 (UNAUDITED)
Net asset value, beginning of period                 $8.71         $7.08          $9.77       $13.00       $13.95        $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)                     $(0.00)+++     $0.00+++      $(0.00)+++    $0.01        $0.04         $0.06
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                      0.22          1.63          (2.69)       (3.14)       (0.89)         3.94
-----------------------------------------------     ------        ------         ------       ------       ------        ------
Total from investment operations                     $0.22         $1.63         $(2.69)      $(3.13)      $(0.85)        $4.00
-----------------------------------------------     ------        ------         ------       ------       ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                             $--           $--            $--       $(0.01)         $--        $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions                           --            --             --           --        (0.06)        (0.03)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                      --            --             --           --           --         (0.00)+++
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
and foreign currency transactions                       --            --             --        (0.09)       (0.04)           --
-----------------------------------------------     ------        ------         ------       ------       ------        ------
Total distributions declared to shareholders           $--           $--            $--       $(0.10)      $(0.10)       $(0.05)
-----------------------------------------------     ------        ------         ------       ------       ------        ------
Net asset value, end of period                       $8.93         $8.71          $7.08        $9.77       $13.00        $13.95
-----------------------------------------------     ------        ------         ------       ------       ------        ------
Total return (%)                                      2.53++       23.02         (27.53)      (24.14)       (6.17)        40.01++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                            0.88+         0.88           0.88         0.92         0.93          1.01+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (0.10)+        0.04          (0.03)        0.07         0.28          0.71+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      69           253            214          265          248            73
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $211,210      $199,674       $120,593     $147,280      $97,766       $18,889
-------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series paid the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. This agreement terminated on June
    30, 2001. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                  $--           $--            $--        $0.01        $0.04         $0.02
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              --            --             --         0.91         0.94          1.47+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   --            --             --         0.08         0.27          0.25+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 1999.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              SIX MONTHS               YEARS ENDED 12/31               PERIOD
                                                                 ENDED         ---------------------------------        ENDED
                                                                6/30/04           2003         2002         2001      12/31/00*
                                                              (UNAUDITED)
Net asset value, beginning of period                                $8.57          $6.99        $9.66       $12.98       $14.40
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)                                    $(0.01)        $(0.02)      $(0.02)      $(0.01)       $0.01
--------------------------------------------------------------    -------        -------      -------      -------       ------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                     0.22           1.60        (2.65)       (3.21)       (1.43)
--------------------------------------------------------------    -------        -------      -------      -------       ------
Total from investment operations                                    $0.21          $1.58       $(2.67)      $(3.22)      $(1.42)
--------------------------------------------------------------    -------        -------      -------      -------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                            $--            $--          $--       $(0.01)         $--
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and foreign
currency transactions                                                  --             --           --        (0.09)          --
--------------------------------------------------------------    -------        -------      -------      -------       ------
Total distributions declared to shareholders                          $--            $--          $--       $(0.10)         $--
--------------------------------------------------------------    -------        -------      -------      -------       ------
Net asset value, end of period                                      $8.78          $8.57        $6.99        $9.66       $12.98
--------------------------------------------------------------    -------        -------      -------      -------       ------
Total return (%)                                                     2.45++        22.60       (27.71)      (24.83)       (9.86)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                           1.13+          1.13         1.11         1.13         1.11+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        (0.34)+        (0.21)       (0.25)       (0.15)        0.15+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     69            253          214          265          248
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $236,546       $206,458     $123,043     $122,857      $53,492
-------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series paid the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. This agreement terminated on June 30, 2001. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                          $--            $--          $--       $(0.01)       $0.01
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             --             --           --         1.12         1.12+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           --             --           --        (0.14)        0.14+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Investors Growth Stock Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 57 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2004, the series' custodian fees were reduced by $1,966 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For six months ended June 30, 2004, the series' miscellaneous expenses were reduced by $9,003 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The series paid no distributions for the years ended December 31, 2003 and December 31, 2002.

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Capital loss carryforward             $(91,466,137)
              --------------------------------------------------
              Unrealized appreciation                  5,945,385
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, ($30,011,949) and December 31, 2010 ($61,454,188).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $30,578, equivalent to 0.01431% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $74,864 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $434 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $312,883,607 and $283,056,249, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $469,443,106
              --------------------------------------------------
              Gross unrealized appreciation          $13,456,882
              --------------------------------------------------
              Gross unrealized depreciation          (12,392,888)
              --------------------------------------------------
              Net unrealized appreciation             $1,063,994
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                           Six months ended 6/30/04              Year ended 12/31/03
                                                            SHARES            AMOUNT           SHARES            AMOUNT
INITIAL CLASS   SHARES

Shares sold                                                 2,217,001       $19,680,941        8,390,933       $66,108,964
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (1,514,020)      (13,356,999)      (2,485,424)      (19,032,712)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                  702,981        $6,323,942        5,905,509       $47,076,252
--------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                 3,669,513       $32,002,328        8,063,201       $63,666,996
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                            (832,126)       (7,214,970)      (1,578,252)      (11,874,078)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                2,837,387       $24,787,358        6,484,949       $51,792,918
--------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $2,428, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(8) SUBSEQUENT EVENT

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $224,255 resulted in an impact to net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            JP Morgan Chase Bank
MFS Fund Distributors, Inc.                            One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741             New York, NY 10081

PORTFOLIO MANAGERS
S. Irfan Ali
Gregory W. Locraft, Jr.
Stephen Pesek

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VGS-SEM 8/04 32M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) UTILITY SERIES

A path for pursuing opportunity

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) VALUE SERIES

Objective: Seeks capital appreciation and reasonable income.

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
LETTER FROM THE CEO                            1
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MANAGEMENT REVIEW                              3
------------------------------------------------
PERFORMANCE SUMMARY                            5
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       7
------------------------------------------------
FINANCIAL STATEMENTS                          12
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 17
------------------------------------------------
TRUSTEES AND OFFICERS                         23
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
------------------------------------------------------------------------------

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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

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LETTER FROM THE CEO
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Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

During the six-month period ended June 30, 2004, we believe rising interest rates, new dividend tax rates, and climbing energy prices were key factors affecting utility securities. Early in the period, investors, in our view, put an overly high premium on stocks of utilities with high dividend yields. This was caused, we believe, by the combination of new, lower tax rates on dividends and historically low yields from Treasuries and other "AAA"-rated securities. The principal value and interest on Treasury securities is guaranteed if held to maturity. In March and April of 2004, however, interest rates rose sharply as a result of improving employment numbers and indications that the Federal Reserve Board might soon raise its target federal funds rate (which in fact occurred on the last day of the period). Prices of many higher-yielding utilities subsequently fell back to what we considered reasonable - and in some cases, quite attractive - valuations.

Terrorism concerns, tight production and refining capacity, and soaring demand driven by a global economic recovery were factors that we believe led energy prices to rise sharply over the period. This was particularly bad for natural gas transmission and distribution firms, which experienced lower customer demand as prices rose.

In the wireless phone business, we believe the key event of the period was the acquisition of AT&T Wireless by Cingular, the wireless carrier that is a joint venture of SBC Communications and BellSouth. In the bidding war that preceded the deal, U.K.-based Vodafone made what we felt was an overly aggressive bid for AT&T Wireless, and Cingular finally bought AT&T Wireless at a price that we thought was relatively high.

In the cable business, most firms, in our view, reported relatively good results over the period. However, we believe investors were worried about increasing competition in the video and high-speed data markets. In addition, we think Comcast's unsuccessful bid to acquire Disney raised investor concerns that Comcast may have attempted the acquisition because its outlook on its own cable business was worsening.

In the final months of the period, the specter of rising interest rates, we believe, also triggered large investor outflows in emerging market securities, which have tended to be particularly sensitive to the interest rate environment. This proved negative for the series' holdings in emerging market utilities and telecommunications issues.

CONTRIBUTORS TO PERFORMANCE

For the six-month period, the series outperformed the utilities sector as measured by its benchmark, the Standard & Poor's 500 Utilities Index (the S&P 500 Utilities Index).

In terms of industries, the top contributors to performance, relative to the S&P 500 Utilities Index, were electric power generators and wireless communications firms. In the electric power industry, our holding in Reliant Energy was a top contributor to relative performance as the company restructured itself under new management. We also benefited by largely avoiding Southern Company, one of the electric utilities with high dividend yields that we felt was overvalued in late 2003 and early 2004. Over the period, Southern's shares fell in price, and we did not hold any Southern stock at period-end.

In the wireless (cellular telephone) area, our position in Sprint PCS was the strongest contributor to relative performance. The firm's stock soared during the period as the bidding war for AT&T Wireless drove up stock prices across the cellular industry. We sold a large part of our Sprint PCS stock into that rally. Our remaining Sprint PCS holdings became Sprint FON holdings late in the period, as Sprint's wireless and wireline stocks, which had been separated years earlier, were recombined under the Sprint FON name.

Elsewhere in the wireless area, we sold our AT&T Wireless position at a profit during the bidding war. Our holding in Mexican carrier American Movil also added to relative results.

Our holding in natural gas distribution firm Equitable Resources also helped performance as the stock rose strongly over the period.

DETRACTORS FROM PERFORMANCE

On an industry basis, the largest relative detractors from performance were positions in telephone services and broadcast and cable firms. Around the globe, wireline companies in general saw slow growth and underperformed faster-growing wireless firms. Specific detractors in the industry included Brasil Telecom, which was hurt by a general downturn in emerging market stocks late in the period, and SBC Communications, one of the "Baby Bell" firms (companies created in the breakup of the original Bell Telephone System).

As mentioned earlier, we believe cable and satellite stocks were hurt by investor concerns about increased competition and questionable mergers and acquisitions. Our Comcast position lost value after the company's failed bid for Disney. We held a significant position in this stock which is not held in the benchmark - the S&P Utilities Index.

Some of our electric utility positions also detracted from relative results. While our stock in TXU Corp. generated a strong absolute return, we had a smaller position than our benchmark and therefore our TXU position hurt relative performance. Similarly, a significant underweighting in Edison International hurt relative returns as the stock outperformed the broad utilities market. We sold our Edison International position during the period.

In the natural gas pipeline industry, underweighting The Williams Companies and missing much of the stock's strong return hurt relative performance. The portfolio did not hold any Williams stock at period-end.

Our position in Vodafone Group, one of the world's largest cellular firms, also hurt relative results. The stock dipped on what we believe was negative investor reaction to Vodafone's bid for AT&T Wireless.

    Respectfully,

/s/ Maura A. Shaughnessy

    Maura A. Shaughnessy
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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
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PERFORMANCE SUMMARY THROUGH 6/30/04
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Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHANGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

-----------------
Average annual
-----------------

                 Class
   Share       inception
   class         date        6-mo     1-yr      3-yr       5-yr      Life*
----------------------------------------------------------------------------
  Initial       1/3/95         --     19.06%     -2.09%     1.53%     11.95%
----------------------------------------------------------------------------
  Service       5/01/00        --     18.74%     -2.31%     1.36%     11.84%
----------------------------------------------------------------------------

-----------------
Average annual
-----------------

Comparative benchmark
----------------------------------------------------------------------------
Standard & Poor's 500
Utilities Index#              3.80%   11.49%    -10.03%    -2.00%      6.56%
----------------------------------------------------------------------------

---------------
Cumulative
---------------

   Share
   class
----------------------------------------------------------------------------
  Initial                     6.07%   19.06%     -6.14%     7.91%    191.71%
----------------------------------------------------------------------------
  Service                     5.95%   18.74%     -6.79%     6.99%    189.23%
----------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, January 3, 1995, through June 30, 2004. Index information is from January 1, 1995.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE STANDARD & POOR'S 500 UTILITIES INDEX - measures the performance of the utilities sector.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the series' performance would be less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

By concentrating on one industry or on a group of related industries, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those industries than is a portfolio that invests more broadly.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

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PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Stocks - 88.1%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 57.3%
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 7.1%
------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"*^                                                                 25,300         $497,141
------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                     166,000        2,418,620
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                              14,300          400,829
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                     293,800        8,111,818
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                                  156,100        4,338,019
------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                            89,500        1,555,510
------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc.*                                                                             31,900          536,239
------------------------------------------------------------------------------------------------------------------------
Directv Group Inc.*                                                                              10,600          181,260
------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                             197,680        6,078,660
------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                       34,800        2,005,176
------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                               49,550          871,089
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $26,994,361
------------------------------------------------------------------------------------------------------------------------
Entertainment - 4.1%
------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                               74,900       $2,767,555
------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                             150,400        4,015,680
------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               129,420        4,622,882
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 166,800        4,251,732
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,657,849
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 9.3%
------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                              91,900       $2,669,695
------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                                     3,800          182,362
------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                       167,790        8,676,421
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                              93,996        5,573,023
------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                  158,000        3,257,960
------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.^                                                                                    176,900        3,890,031
------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                   105,670        4,083,089
------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                   196,500        6,765,495
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $35,098,076
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                    22,700         $178,876
------------------------------------------------------------------------------------------------------------------------

Oil Services - 3.8%
------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                            44,200       $2,152,540
------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              77,400        2,051,100
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 184,500        5,582,970
------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                     64,400        2,440,116
------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                      112,600        1,926,586
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,153,312
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.4%
------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                                                          50,680         $372,498
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                                       79,500        1,208,400
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                                               117,278        1,729,851
------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                               48,900        2,113,458
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,424,207
------------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.6%
------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                         95,500       $2,315,875
------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                338,100        5,950,560
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    151,252        5,473,810
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,740,245
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 27.9%
------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                      681,200       $6,764,316
------------------------------------------------------------------------------------------------------------------------
Ameren Corp.                                                                                     47,400        2,036,304
------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                   133,400        5,069,200
------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                170,350        6,456,265
------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                        102,910        6,491,563
------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                        72,100        1,400,182
------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                   229,460       12,852,055
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                    418,500       13,931,865
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                45,370        1,697,292
------------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                                                       237,140        5,698,474
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                                               305,600        7,578,880
------------------------------------------------------------------------------------------------------------------------
PG&E Corp.*                                                                                     302,890        8,462,747
------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                      25,500        1,029,945
------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                       211,050        9,687,195
------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                            43,800        1,753,314
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.*^                                                                          388,500        4,207,455
------------------------------------------------------------------------------------------------------------------------
SCANA Corp.^                                                                                     47,600        1,731,212
------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                      142,860        5,787,259
------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc.                                                                             132,200        2,632,102
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $105,267,625
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                           $216,514,551
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 30.8%
------------------------------------------------------------------------------------------------------------------------
Australia - 1.4%
------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR (Broadcast & Cable TV)                                                     155,000       $5,096,400
------------------------------------------------------------------------------------------------------------------------

Brazil - 1.0%
------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone Services)                                     119,200       $3,659,440
------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas Gerais - CEMIG, Preferred (Utilities - Electric Power)         18,900,000          281,489
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,940,929
------------------------------------------------------------------------------------------------------------------------
Canada - 1.4%
------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                                              78,600       $3,378,287
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                                          416,800        2,079,832
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,458,119
------------------------------------------------------------------------------------------------------------------------
Chile - 0.8%
------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR (Utilities - Electric Power)*                                                 531,100       $3,165,356
------------------------------------------------------------------------------------------------------------------------

Finland - 0.1%
------------------------------------------------------------------------------------------------------------------------
Fortum Corp. (Energy - Independent)                                                              30,300         $387,538
------------------------------------------------------------------------------------------------------------------------

France - 2.7%
------------------------------------------------------------------------------------------------------------------------
France Telecom S.A. (Telephone Services)                                                        100,000       $2,609,169
------------------------------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)                                                          105,700        2,202,966
------------------------------------------------------------------------------------------------------------------------
Veolia Environnement (Utilities - Electric Power)                                               192,993        5,451,614
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $10,263,749
------------------------------------------------------------------------------------------------------------------------
Germany - 2.8%
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG (Telephone Services)                                                        231,400       $4,070,177
------------------------------------------------------------------------------------------------------------------------
E.ON AG (Conglomerates)                                                                          88,300        6,378,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $10,448,377
------------------------------------------------------------------------------------------------------------------------
Italy - 2.5%
------------------------------------------------------------------------------------------------------------------------
Enel S.p.A. (Utilities - Electric Power)                                                        431,700       $3,465,375
------------------------------------------------------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Natural Gas - Distribution)                                               782,700        3,365,525
------------------------------------------------------------------------------------------------------------------------
T.E.R.N.A (Utilities - Electric Power)*                                                       1,137,220        2,465,740
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,296,640
------------------------------------------------------------------------------------------------------------------------
Japan - 0.5%
------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP. (Business Services)                                                               42,100       $1,848,095
------------------------------------------------------------------------------------------------------------------------

Mexico - 5.4%
------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications - Wireless)                                 200,700       $7,299,459
------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)                                                  91,300        4,133,151
------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V., ADR (Telephone Services)                                      145,890        4,853,760
------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR (Broadcast & Cable TV)*^                                            485,100        4,191,264
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $20,477,634
------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.0%
------------------------------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telephone Services)                                                        3,843         $107,667
------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V. (Telephone Services)                                                             473,000        3,606,768
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,714,435
------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.8%
------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. (Telephone Services)                                          800,064       $2,975,517
------------------------------------------------------------------------------------------------------------------------

South Korea - 1.9%
------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc. (Telephone Services)                                                       615,900       $1,401,832
------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd. (Telephone Services)                                                        130,700        2,267,880
------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd. (Telecommunications - Wireless)                                               8,220        1,351,623
------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR (Telecommunications - Wireless)^                                       100,500        2,109,495
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,130,830
------------------------------------------------------------------------------------------------------------------------
Spain - 4.5%
------------------------------------------------------------------------------------------------------------------------
Enagas S.A. (Natural Gas - Pipeline)                                                            669,200       $7,263,006
------------------------------------------------------------------------------------------------------------------------
Endesa S.A. (Utilities - Electric Power)                                                        218,400        4,213,962
------------------------------------------------------------------------------------------------------------------------
Red Electrica de Espana S.A. (Utilities - Electric Power)                                       103,100        1,755,693
------------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                                            251,800        3,726,617
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $16,959,278
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 4.0%
------------------------------------------------------------------------------------------------------------------------
AWG PLC (Utilities - Electric Power)                                                            127,800       $1,357,696
------------------------------------------------------------------------------------------------------------------------
AWG PLC Redeemable (Utilities - Electric Power)*                                             29,415,200           53,327
------------------------------------------------------------------------------------------------------------------------
National Grid Transco PLC (Utilities - Electric Power)                                          289,226        2,231,059
------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC (Utilities - Electric Power)                                                    59,800          862,956
------------------------------------------------------------------------------------------------------------------------
United Utilities PLC (Utilities - Electric Power)                                               104,000          977,589
------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A" (Utilities - Electric Power)                                          275,400        1,661,331
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                            3,643,176        7,975,198
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,119,156
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                        $116,282,053
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $305,419,366)                                                                $332,796,604
------------------------------------------------------------------------------------------------------------------------

Bonds - 6.4%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Bonds - 5.1%
------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0%
------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.3808%, 2023##                                                         $692          $96,398
------------------------------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0%
------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                           $89          $98,789
------------------------------------------------------------------------------------------------------------------------

Energy - Independent - 0.1%
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014##                                                              $315         $324,450
------------------------------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.6%
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 $1,866       $2,087,882
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.5%
------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                               $1,760       $1,764,400
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.2%
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                              $937         $903,460
------------------------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.7%
------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                           $560         $599,900
------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                               560          599,900
------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                               737          832,294
------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                      2,170        1,779,400
------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                           1,826        1,839,695
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                    1,624        1,683,697
------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                             1,244        1,303,090
------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                            1,152        1,238,400
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                755          805,963
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                               1,655        1,783,263
------------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009**                                                               16            2,080
------------------------------------------------------------------------------------------------------------------------
Westar Energy Inc., 6%, 2014                                                                      1,486        1,509,330
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $13,977,012
------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                             $19,252,391
------------------------------------------------------------------------------------------------------------------------

Foreign Bonds - 1.3%
------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%
------------------------------------------------------------------------------------------------------------------------
Calpine Corp. Canada, 8.5%, 2008 (Utilities - Electric Power)                                      $571         $378,288
------------------------------------------------------------------------------------------------------------------------

Chile - 1.2%
------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                  $3,017       $3,220,696
------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)##                                         1,428        1,404,844
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,625,540
------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                           $5,003,828
------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $23,968,497)                                                                   $24,256,219
------------------------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 1.2%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 1.2%
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 8.5%                                                                              38,500       $1,166,550
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.1%
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 6.25%^                                                          8,900         $404,950
------------------------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 0.8%
------------------------------------------------------------------------------------------------------------------------
AES Trust III, 6.75%^                                                                            35,180       $1,479,671
------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc., 10.25%                                                    27,600        1,561,056
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,040,727
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                             $4,612,227
------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $4,366,134)                                              $4,612,227
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 3.9%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04, at Amortized Cost                           $14,582      $14,582,000
------------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 5.6%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    21,201,435      $21,201,435
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $369,537,432)                                                           $397,448,485
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.2)%                                                                      (19,527,797)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $377,920,688
------------------------------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ** Non-income producing security - in default.
 ## SEC Rule 144A restriction.
  ^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/04

ASSETS

Investments, at value, including $20,611,531 of securities on loan (identified
cost, $369,537,432)                                                                      $397,448,485
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              444
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                             5,064,835
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                             402,696
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                           1,387,126
-----------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                      694
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $404,304,280
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts                                      $208,257
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                           4,737,938
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          107,848
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                 21,201,435
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                7,693
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                     373
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                                837
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                              115
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                        119,096
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $26,383,592
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $377,920,688
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $444,482,055
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities
in foreign currencies                                                                      27,700,683
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (98,036,265)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                             3,774,215
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $377,920,688
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          22,714,361
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value per share
  (net assets of $254,384,255 / 15,264,924 shares of beneficial interest outstanding)                                  $16.66
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value per share
  (net assets of $123,536,433 / 7,449,437 shares of beneficial interest outstanding)                                   $16.58
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $4,747,918
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                   1,041,979
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                      (230,530)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $5,559,367
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $1,359,307
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         5,908
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                   63,609
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                             138,160
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            25,980
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 91,393
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      52,167
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                           32
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 18,638
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     2,260
-----------------------------------------------------------------------------------------------------------------------------
  Registration fees                                                                              1,070
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                 12,923
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,771,447
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (20,786)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,750,661
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $3,808,706
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                  $25,062,614
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                               (303,050)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                $24,759,564
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                              $(7,270,627)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                 (218,287)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                               $(7,488,914)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                              $17,270,650
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                            $21,079,356
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                     $3,808,706               $5,403,514
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                        24,759,564               19,021,468
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                (7,488,914)              57,372,652
-----------------------------------------------------------------------------------      ------------            ------------
Increase in net assets from operations                                                   $21,079,356              $81,797,634
-----------------------------------------------------------------------------------      ------------            ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                               $(3,845,579)             $(4,416,347)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service  Class)                                               (1,567,688)              (1,213,943)
-----------------------------------------------------------------------------------      ------------            ------------
Total distributions declared to shareholders                                             $(5,413,267)             $(5,630,290)
-----------------------------------------------------------------------------------      ------------            ------------
Net increase in net assets from series share transactions                                $20,880,058              $52,074,411
-----------------------------------------------------------------------------------      ------------            ------------
Total increase in net assets                                                             $36,546,147             $128,241,755
-----------------------------------------------------------------------------------      ------------            ------------

NET ASSETS

At beginning of period                                                                   341,374,541              213,132,786
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$3,774,215 and $5,378,776, respectively)                                                $377,920,688             $341,374,541
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions).

INITIAL CLASS
                                                    SIX MONTHS                           YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/04          2003         2002         2001         2000         1999
                                                    (UNAUDITED)

Net asset value, beginning of period                   $15.95        $12.03       $15.94       $23.57       $24.16       $19.82
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                $0.18         $0.29        $0.31        $0.39        $0.94        $0.38
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.78          3.95        (3.88)       (5.53)        0.66         5.40
-------------------------------------------------      ------        ------       ------       ------       ------       ------
Total from investment operations                        $0.96         $4.24       $(3.57)      $(5.14)       $1.60        $5.78
-------------------------------------------------      ------        ------       ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                             $(0.25)       $(0.32)      $(0.34)      $(0.69)      $(0.26)      $(0.24)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                      --            --           --        (1.76)       (1.93)       (1.20)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions                              --            --           --        (0.04)          --           --
-------------------------------------------------      ------        ------       ------       ------       ------       ------
Total distributions declared to shareholders           $(0.25)       $(0.32)      $(0.34)      $(2.49)      $(2.19)      $(1.44)
-------------------------------------------------      ------        ------       ------       ------       ------       ------
Net asset value, end of period                         $16.66        $15.95       $12.03       $15.94       $23.57       $24.16
-------------------------------------------------      ------        ------       ------       ------       ------       ------
Total return (%)                                         6.07++       35.89       (22.76)      (24.20)        7.07        30.81
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                               0.90+         0.92         0.94         0.93         0.90         1.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                              2.20+         2.11         2.38         2.03         3.95         1.88
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         52           134          102          102          111          134
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $254,384      $243,275     $170,032     $260,749     $308,386     $182,969
-------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series paid the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets for the period indicated. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

Net investment income                                     $--           $--          $--          $--          $--        $0.40
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                 --            --           --           --           --         0.94
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      --            --           --           --           --         1.95
-------------------------------------------------------------------------------------------------------------------------------

     +  Annualized.
    ++  Not annualized.
     #  Per share data are based on average shares outstanding.
    ##  Ratios do not reflect reductions from fees paid indirectly.
(S)(S)  As required, effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for
        Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
        December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.03%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              SIX MONTHS               YEARS ENDED 12/31               PERIOD
                                                                 ENDED         ---------------------------------        ENDED
                                                                6/30/04           2003         2002         2001      12/31/00*
                                                              (UNAUDITED)

Net asset value, beginning of period                               $15.87         $11.98       $15.90       $23.57       $23.19
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income                                               $0.16          $0.24        $0.28        $0.30        $0.29
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                     0.78           3.95        (3.87)       (5.49)        0.09
-------------------------------------------------                --------        -------      -------      -------       ------
Total from investment operations                                    $0.94          $4.19       $(3.59)      $(5.19)       $0.38
-------------------------------------------------                --------        -------      -------      -------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                         $(0.23)        $(0.30)      $(0.33)      $(0.68)         $--
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions                                                           --             --           --        (1.76)          --
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and foreign
currency transactions                                                  --             --           --        (0.04)          --
-------------------------------------------------                --------        -------      -------      -------       ------
Total distributions declared to shareholders                       $(0.23)        $(0.30)      $(0.33)      $(2.48)         $--
-------------------------------------------------                --------        -------      -------      -------       ------
Net asset value, end of period                                     $16.58         $15.87       $11.98       $15.90       $23.57
-------------------------------------------------                --------        -------      -------      -------       ------
Total return (%)                                                     5.95++        35.57       (22.90)      (24.44)        1.64++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:

Expenses##                                                           1.15+          1.17         1.19         1.13         1.11+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                          1.98+          1.79         2.20         1.73         1.85+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     52            134          102          102          111
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $123,536        $98,100      $43,101      $32,211       $4,127
-------------------------------------------------------------------------------------------------------------------------------

     * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.03%. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Utilities Series (the series) is a non-diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 89 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predicatable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/ or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2004, the series' custodian fees were reduced by $3,087 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For six months ended June 30, 2004, the series' miscellaneous expenses were reduced by $17,699 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                            12/31/03      12/31/02
          Distributions declared from:
          Ordinary income                  $5,630,290    $6,299,804
          ---------------------------------------------------------

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income           $5,408,367
              --------------------------------------------------
              Capital loss carryforward             (117,718,806)
              --------------------------------------------------
              Unrealized appreciation                 30,112,574
              --------------------------------------------------
              Other temporary differences                (29,591)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

              EXPIRATION DATE
              December 31, 2009                     $(42,406,343)
              --------------------------------------------------
              December 31, 2010                      (75,312,463)
              --------------------------------------------------
              Total                                $(117,718,806)
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.0175%
              -------------------------------------------------
              Next $2.5 billion                         0.0130%
              -------------------------------------------------
              Next $2.5 billion                         0.0005%
              -------------------------------------------------
              In excess of $7 billion                   0.0000%
              -------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $25,980, equivalent to 0.01433% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $63,434 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $20 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
                                                PURCHASES                SALES

U.S. government securities                       $917,331           $3,319,868
--------------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                  $203,667,125         $181,951,563
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $374,486,218
              --------------------------------------------------
              Gross unrealized appreciation          $30,680,637
              --------------------------------------------------
              Gross unrealized depreciation           (7,718,370)
              --------------------------------------------------
              Net unrealized appreciation            $22,962,267
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                              Six months ended 6/30/04           Year ended 12/31/03
                                                              SHARES          AMOUNT          SHARES           AMOUNT

INITIAL CLASS SHARES

Shares sold                                                   1,408,931      $23,253,175      7,579,044      $104,216,393
----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                   236,215        3,845,579        344,217         4,416,310
----------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                            (1,635,391)     (26,945,236)    (6,801,349)      (92,365,662)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                      9,755         $153,518      1,121,912       $16,267,041
----------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                   1,954,263      $32,023,844      3,304,401       $45,608,183
----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                    96,771        1,567,688         94,913         1,213,943
----------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                              (784,186)     (12,864,992)      (813,903)      (11,014,756)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                  1,266,848      $20,726,540      2,585,411       $35,807,370
----------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $720, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                 SALES
                                                                                                      NET
                                     CONTRACTS TO                                 CONTRACTS        UNREALIZED
              SETTLEMENT DATE       DELIVER/RECEIVE         IN EXCHANGE FOR       AT VALUE        DEPRECIATION

                      8/04/04  EUR            24,601,842          $29,746,086      $29,944,913        $(198,827)
                      8/17/04  GBP             4,009,154            7,228,505        7,237,935           (9,430)
                                                                  -----------      -----------        ---------
                                                                  $36,974,591      $37,182,848        $(208,257)
                                                                  ===========      ===========        =========

At June 30, 2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

        EUR = Euro
        GBP = British Pound

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

(9) SUBSEQUENT EVENT

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $38,231 resulted in an impact to net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER        PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                      DURING THE PAST FIVE YEARS
-------------------               ----------------       ---------------        ----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIANS
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     J.P. Morgan Chase Bank
MFS Fund Distributors, Inc.                                     One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741                      New York, NY 10081

PORTFOLIO MANAGER
Maura A. Shaughnessy

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VUF-SEM 8/04 28M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) HIGH INCOME SERIES

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) HIGH INCOME SERIES

Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities, some of which may involve equity features.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              20
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     25
----------------------------------------------------
TRUSTEES AND OFFICERS                             31
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The six months ended June 30, 2004, were a volatile period for the fixed-income markets, marked by rapid movements in interest rates and divergent returns across different bond sectors. Interest rates remained very low early in the period, then rose dramatically in April, as a series of strong jobs reports from the U.S. Department of Labor signaled the economy was in full recovery and investors expected interest rates to rise. The Federal Reserve Board supported this view by raising rates by 0.25% on June 30, a move widely believed to be the first in a series of increases upcoming in 2004.

The high-yield bond market began the year with very strong performance, as cash flowed rapidly into the sector. We feel that mixed economic reports and a large new issue calendar dampened this enthusiasm in February, and rising interest rates applied further pressure in the second quarter. As interest rates rose during the period, cash flows reversed, and capital flowed out of the high-yield sector. Year to date, high-yield securities outperformed U.S. Treasuries and investment-grade bonds, as the higher coupons provided some protection against rising rates. The principal value and interest on treasury securities is guaranteed if held to maturity. Rising rates also conspired to impact emerging-market bonds, with an April selloff erasing many gains in that sector.

DETRACTORS FROM PERFORMANCE

The portfolio's underperformance versus its benchmark was attributable in part to our avoidance of several volatile sectors of the high-yield market, including textiles and finance companies, which rallied strongly during the period. Several specific holdings also detracted from relative performance, including Dobson Communications, a regional wireless services provider that was hampered by slower-than-expected subscriber growth. Another poor performer was bankrupt textile manufacturer WestPoint Stevens, whose financial situation deteriorated further during the period, sending the price of its bonds lower.

CONTRIBUTORS TO PERFORMANCE

The portfolio's relative performance was helped by an underweighted position in the utilities sector and by an overweighting in the securities of media companies. Among the holdings contributing to performance was IMC Global, a provider of nutrients for the agricultural industry and ingredients for the animal feed industry. During the period Cargill Crop Nutrition, whose bonds carried an investment-grade rating, announced its intention to acquire IMC Global, boosting the price of the latter's bonds. Also aiding the portfolio's relative performance was newspaper chain Hollinger International, as proceeds from the ongoing sale of the company continued to support the bonds amid management turmoil.

    Respectfully,

/s/ John F. Addeo                                  /s/ Scott B. Richards

John F. Addeo                                          Scott B. Richards
Portfolio Manager                                      Portfolio Manager

Note to investors: Bernard Scozzafava is no longer a manager of the portfolio. He was replaced by John F. Addeo on April 7, 2004. Scott B. Richards was named as a portfolio manager on May 24, 2004.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

------------------
Average annual
------------------

                   Class
    Share        inception
    class           date        6-mo      1-yr      3-yr     5-yr     Life*
----------------------------------------------------------------------------
   Initial        7/26/95         --       7.88%     6.78%    3.23%    5.71%
----------------------------------------------------------------------------
   Service        5/01/00         --       7.65%     6.49%    3.06%    5.61%
----------------------------------------------------------------------------

------------------
Average annual
------------------

Comparative benchmarks
----------------------------------------------------------------------------
Lipper High Yield Bond Index+    1.37%    10.67%     7.31%    2.42%    5.10%
----------------------------------------------------------------------------
Lehman Brothers High Yield
Index#                           1.36%    10.33%     9.30%    5.06%    6.49%
----------------------------------------------------------------------------

------------------
Cumulative
------------------

    Share
    class
----------------------------------------------------------------------------
   Initial                       0.31%     7.88%    21.75%   17.24%   64.23%
----------------------------------------------------------------------------
   Service                       0.15%     7.65%    20.75%   16.24%   62.84%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, July 26, 1995, through June 30, 2004. Index information is from
  August 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

LIPPER HIGH YIELD BOND INDEX - measures the performance of the 30 largest retail mutual funds in the Lipper High Current Yield Category.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidires and waivers, the results would have been less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds - 91.4%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Bonds - 79.7%
------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 5.1%
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                       $1,920       $1,891,200
------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                                  2,400        2,364,000
------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012##                                                                 830          813,400
------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010##                                                         2,080        1,934,400
------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                    1,755        1,785,711
------------------------------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                                                990          900,900
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                        410          405,900
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8%, 2013##                                                                        1,300        1,222,000
------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75%, 2008                                                           460          466,900
------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                           1,720        1,496,400
------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                   2,415        2,547,823
------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 6.65%, 2009##                                                             565          566,413
------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                                 895        1,025,892
------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008##                                                            1,625        1,710,312
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $19,131,251
------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.7%
------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011##                                                                   $1,105       $1,138,150
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 9.5%, 2008                                                                      600          579,000
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                                  1,405        1,306,650
------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                                                          210          230,475
------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                         1,645        1,725,192
------------------------------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25%, 2007                                                                 364          374,920
------------------------------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.625%, 2010                                                                395          433,018
------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                                 610          619,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,406,555
------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                             $389         $300,330
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                            279          212,192
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                                                            715          558,867
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                            808          632,994
------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.92%, 2012                                                                  245          160,413
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,864,796
------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.0%
------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008**                                                   $3,175          $79,375
------------------------------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 1.5%
------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019**                                                        $74             $370
------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                                     290          226,344
------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2885%, 2026                                                         1,367        1,363,456
------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                                 550          505,804
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.75%, 2030##                                                 $630          572,726
------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                               750          582,803
------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                                    750          664,809
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2014##                                   350          375,868
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 7.7905%, 2033##                                               525          520,816
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8988%, 2034##                                          704          733,402
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,546,398
------------------------------------------------------------------------------------------------------------------------
Automotive - 3.2%
------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                                       $735         $712,950
------------------------------------------------------------------------------------------------------------------------
Dana Corp., 6.5%, 2009                                                                              500          520,000
------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125%, 2010                                                                           105          118,913
------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                                985        1,152,450
------------------------------------------------------------------------------------------------------------------------
Dana Corp., 7%, 2029                                                                                860          825,600
------------------------------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 9.375%, 2012##                                                      405          393,862
------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9%, 2009                                                                      730          715,400
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.75%, 2013                                                          435          467,625
------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                          385          327,250
------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                                                        635          622,300
------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                          1,865        1,911,624
------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 12%, 2010##                                                                595          464,100
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                1,413        1,593,157
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                     224          264,320
------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                            1,780        2,011,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,100,951
------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.4%
------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                             $605         $597,437
------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                          960        1,017,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,615,037
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.5%
------------------------------------------------------------------------------------------------------------------------
Avalon Cable Holdings LLC, 11.875%, 2008                                                           $315         $334,011
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009 - 2009                                                           4,565        4,747,600
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                                   935          897,600
------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                                             1,560        1,544,400
------------------------------------------------------------------------------------------------------------------------
Charter Communciations, Inc., 8.375%, 2014##                                                        510          493,425
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC, 8.75%, 2013##                                                  500          478,750
------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                        5,275        4,206,812
------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                         3,135        2,476,650
------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                1,310        1,449,188
------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006                                                     835        1,018,700
------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                                                   1,020        1,076,100
------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                                 1,915        2,039,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $20,762,711
------------------------------------------------------------------------------------------------------------------------
Building - 2.2%
------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                         $840         $907,200
------------------------------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                                                      730          764,675
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 5%, 2009                                                                         700          686,875
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                       1,995        2,184,525
------------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875%, 2009**                                                                      235           44,650
------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                      875          975,625
------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                                  395          422,650
------------------------------------------------------------------------------------------------------------------------
PLY Gem Industries, Inc., 9%, 2012##                                                              1,030        1,050,600
------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                             1,210        1,200,925
------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                                  190          207,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $8,444,825
------------------------------------------------------------------------------------------------------------------------
Business Services - 1.7%
------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc., 7.75%, 2013                                                            $1,100       $1,042,250
------------------------------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                                                 520          537,550
------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                                 1,510        1,600,600
------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                    550          545,875
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                             1,175        1,110,375
------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                         1,470        1,503,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,339,725
------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.0%
------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                             $2,350       $2,608,500
------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029##                                                                     1,175        1,128,000
------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875%, 2009                                                             90           97,200
------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                         2,180        2,223,600
------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                   1,220        1,454,850
------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 10.67%, 2013                                                         755          581,350
------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                                  2,415        2,632,350
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                                   400          417,000
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                              1,360        1,506,200
------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011##                                                                            350          366,625
------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013##                                                                           660          691,350
------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                                    430          400,975
------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                     645          686,925
------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                                                  245          252,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,047,275
------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
------------------------------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                                            $660         $726,000
------------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                                                             1,155        1,183,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,909,875
------------------------------------------------------------------------------------------------------------------------
Construction - 0.6%
------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                              $365         $374,125
------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                                             245          227,850
------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                                               1,500        1,515,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,116,975
------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.5%
------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                                                           $195         $198,413
------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5%, 2009                                                     1,186        1,203,790
------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                             1,480        1,435,600
------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                                                      1,220        1,079,700
------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011##                                                                     625          646,875
------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc., 10.25%, 2010                                                      523          589,683
------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                                 590          492,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,646,711
------------------------------------------------------------------------------------------------------------------------
Containers - 1.8%
------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 8.75%, 2008                                                          $1,025       $1,030,125
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                  705          761,400
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012                                                   600          651,000
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                 1,965        2,028,863
------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                                              540          580,500
------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                             995          890,525
------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                                                           590          497,075
------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012##                                                              165          134,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,573,963
------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625%, 2012                                                  $1,150       $1,213,250
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                                     750          716,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,929,500
------------------------------------------------------------------------------------------------------------------------
Electronics - 0.1%
------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13%, 2008                                                                  $270         $309,825
------------------------------------------------------------------------------------------------------------------------

Energy - Independent - 1.6%
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                          $2,020       $2,181,600
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                               310          302,250
------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375%, 2012                                                                665          711,550
------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014##                                                               200          188,000
------------------------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6%, 2012                                                           450          495,000
------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.5%, 2012                                                           365          413,335
------------------------------------------------------------------------------------------------------------------------
Plains E&P Co., 7.125%, 2014##                                                                      325          330,688
------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25%, 2012                                                              1,340        1,420,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,042,823
------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.2%
------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                              $1,069       $1,111,760
------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010##                                                            610          625,250
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                      1,450        1,457,250
------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75%, 2014                                                                   1,230        1,165,425
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,359,685
------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.7%
------------------------------------------------------------------------------------------------------------------------
Merisant Co., 9.5%, 2013##                                                                         $590         $628,350
------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                       750          774,375
------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Corp., 8.25%, 2013##                                                                 165          159,225
------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                         905          984,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,546,138
------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 3.1%
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                               $370         $339,475
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                              880          888,800
------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                               4,000        4,580,000
------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                                                   650          695,500
------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                                 1,400        1,519,000
------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                                         1,180        1,269,975
------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                              1,035        1,076,400
------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                                                 1,295        1,239,963
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $11,609,113
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.6%
------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                                              $175         $199,500
------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014##                                                                         670          676,700
------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014##                                                                  1,940        1,828,450
------------------------------------------------------------------------------------------------------------------------
Ceasars Entertainment, Inc., 8.125%, 2011                                                         2,195        2,329,444
------------------------------------------------------------------------------------------------------------------------
Ceasers Entertainment, Inc., 8.875%, 2008                                                           545          591,325
------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875%, 2009                                                          330          366,300
------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5%, 2011                                                            435          439,350
------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                        335          331,650
------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                                 2,740        2,945,500
------------------------------------------------------------------------------------------------------------------------
Isle Capri Casinos, Inc., 7%, 2014##                                                              1,175        1,089,813
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                        580          626,400
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                    2,085        2,178,825
------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                                 700          763,000
------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                                             265          282,225
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 9.25%, 2007                                                            37           37,925
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012##                                                         700          670,250
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                         1,025        1,017,313
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                        1,020        1,008,525
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                           1,690        1,808,300
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                 1,230        1,183,875
------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11%, 2010                                                               685          791,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $21,165,845
------------------------------------------------------------------------------------------------------------------------
Industrial - 1.0%
------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 7%, 2005                                                                             $905         $923,100
------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13%, 2009                                                                             700          749,875
------------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 8%, 2012                                                   270          270,000
------------------------------------------------------------------------------------------------------------------------
Da-Lite Screen Co., Inc., 9.5%, 2011##                                                              655          681,200
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings, 7.375%, 2010##                                                                 650          646,750
------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014##                                                            525          514,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,785,425
------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.7%
------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                                             $865         $942,850
------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 6.875%, 2014                                                                        EUR 675          785,217
------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                            $875          949,375
------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                               325          341,250
------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 10%, 2010                                                                 $785          832,100
------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                                                 1,065        1,118,250
------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                       485          543,200
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                              EUR 735          989,310
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                   $410          469,450
------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                          355          395,825
------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                            545          594,050
------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                           700          686,000
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                    735          694,575
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                                   325          307,125
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                                                      510          453,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $10,102,477
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.4%
------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                            $1,170       $1,225,575
------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875%, 2014##                                                           755          745,563
------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014##                                                   620          582,800
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                               1,329        1,422,030
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                           3,990        4,376,127
------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                                       1,240        1,326,800
------------------------------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                                          1,180        1,239,000
------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.5%, 2012                                                                        485          534,713
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                                                  795          691,650
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                                                              495          498,094
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,642,352
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., 8.625%, 2011##                                                                     $880         $910,800
------------------------------------------------------------------------------------------------------------------------

Metals & Mining - 1.8%
------------------------------------------------------------------------------------------------------------------------
Arch Western Finance, 6.75%, 2013##                                                              $1,035       $1,035,000
------------------------------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75%, 2006                                                           195          196,950
------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008#                                                                102           78,888
------------------------------------------------------------------------------------------------------------------------
Earle M. Jorgensen Co., 9.75%, 2012                                                                 320          350,400
------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014##                                                                     715          736,450
------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875%, 2049**                                                  1,070        1,120,825
------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                                                 155          164,300
------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                                  815          825,188
------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                  400          364,000
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.5%, 2009##                                                                  860          950,300
------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                       699          774,143
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,596,444
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.9%
------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                                 $765         $814,725
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                  1,286        1,438,916
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                                             1,200        1,276,222
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,529,863
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.7%
------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                                     $350         $392,000
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                                1,385        1,419,625
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                    2,745        2,401,875
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                 1,980        1,816,650
------------------------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP, 8.5%, 2010                                                            446          485,025
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                 3,728        3,783,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $10,299,095
------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.6%
------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                      $1,015       $1,086,050
------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 8.75%, 2008                                                                965          989,125
------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                                    405          420,188
------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.75%, 2011                                                              1,135        1,214,450
------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.625%, 2013                                                                   235          243,813
------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                                                         1,060        1,099,750
------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014##                                                           595          600,950
------------------------------------------------------------------------------------------------------------------------
Sesi LLC, 8.875%, 2011                                                                              215          231,663
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,885,989
------------------------------------------------------------------------------------------------------------------------
Oils - 0.4%
------------------------------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375%, 2011                                                               $990       $1,148,400
------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc., 8%, 2014                                                                    415          415,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,563,400
------------------------------------------------------------------------------------------------------------------------
Pollution Control - 1.5%
------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875%, 2008                                                     $690         $755,550
------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010##                                                    1,200        1,185,000
------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                    3,695        3,861,275
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,801,825
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.5%
------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                                $1,500       $1,751,250
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                    785          861,538
------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013##                                                         2,865        1,847,925
------------------------------------------------------------------------------------------------------------------------
Hollinger International, Inc., 9%, 2010                                                           1,150        1,328,250
------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                                                  695          695,000
------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                                       700          752,500
------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 7.875%, 2013##                                                                     560          509,600
------------------------------------------------------------------------------------------------------------------------
Media News Group, Inc., 6.875%, 2013                                                              1,025          968,625
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Finance Corp., 10.875%, 2012                                                         615          713,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $9,428,088
------------------------------------------------------------------------------------------------------------------------
Railroads - 0.4%
------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                                     $1,460       $1,460,000
------------------------------------------------------------------------------------------------------------------------

Real Estate - 0.1%
------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Services, Inc., 9.75%, 2010                                                       $432         $475,200
------------------------------------------------------------------------------------------------------------------------

Retailers - 3.4%
------------------------------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.625%, 2007                                                            $300         $303,000
------------------------------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875%, 2012                                                           1,040        1,110,200
------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                     2,240        2,240,000
------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                  410          455,613
------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012##                                                           925          962,000
------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                              935          949,025
------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                                                        795          742,331
------------------------------------------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                                                            1,120        1,204,000
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                          410          452,025
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                       2,360        2,478,000
------------------------------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                                              1,807        1,784,413
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,680,607
------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                     $1,220       $1,293,200
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 3.7%
------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                                  $552         $601,680
------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                                     264          254,760
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                                                  200          213,500
------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                                  555          556,388
------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                    2,125        2,194,063
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                      1,075        1,069,625
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                         1,335        1,014,600
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                         5,770        5,827,700
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                   761          690,608
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                1,060        1,052,050
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                                                 265          270,963
------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012##                                                                     360          363,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $14,109,537
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.4%
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                            $1,379       $1,329,639
------------------------------------------------------------------------------------------------------------------------
GCI Group, Inc., 7.25%, 2014##                                                                    1,105        1,055,275
------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 5.908%, 2007                                                                             140          135,800
------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.688%, 2009                                                                             140          129,500
------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.735%, 2014                                                                             120          107,400
------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                          1,900        1,624,500
------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                                                       2,500        2,700,000
------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                                 3,500        4,068,750
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                                   855          778,050
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014##                                                   900          864,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,792,914
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.7%
------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                         $2,280       $2,442,450
------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                               650          696,313
------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                                    1,485        1,468,294
------------------------------------------------------------------------------------------------------------------------
Aquila, Inc., 8%, 2006+                                                                             684          701,310
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                      1,235        1,259,700
------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2011                                                                           740          482,850
------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                      2,330        1,910,600
------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                             1,355        1,456,625
------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                                 490          422,013
------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.73%, 2009                                                                  800          778,000
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                    2,095        2,172,010
------------------------------------------------------------------------------------------------------------------------
Illinois Power Co., 11.5%, 2010                                                                     355          419,788
------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034##                                                             1,415        1,429,150
------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.3%, 2011                                                      1,500        1,125,000
------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                             740          827,875
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                      2,155        2,176,550
------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012##                                                                      225          213,750
------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008##                                                                          180          188,100
------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                               850          890,375
------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                              600          645,000
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                865          923,388
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                 550          592,625
------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012##                                                             395          371,300
------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014##                                                            720          702,000
------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 7.5%, 2010                                                                       990          999,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $25,294,966
------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                            $300,201,534
------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments (unaudited) - continued

                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - continued
------------------------------------------------------------------------------------------------------------------------

Foreign Bonds - 11.7%
------------------------------------------------------------------------------------------------------------------------
Australia - 0.5%
------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                            $1,765       $1,826,775
------------------------------------------------------------------------------------------------------------------------

Brazil - 0.4%
------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market Sovereign)                                   $428         $390,606
------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market Sovereign)                                 1,059          998,108
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,388,714
------------------------------------------------------------------------------------------------------------------------
Canada - 3.3%
------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010 (Forest & Paper Products)                                $2,755       $2,904,960
------------------------------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009 (Chemicals)                                                             975        1,067,625
------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8.375%, 2013 (Industrial)##                                                     1,055        1,047,088
------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014 (Transportation - Services)##                                    680          668,100
------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011 (Printing & Publishing)##                                            182          212,940
------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada, 8.625%, 2011 (Forest & Paper Products)                                        1,730        1,833,800
------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada, 7.375%, 2014 (Forest & Paper Products)##                                        615          595,013
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006 (Business Services)                                            1,930        1,939,650
------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012 (Chemicals)                                                       $870          856,950
------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014 (Telecommunications - Wireless)##                               610          562,725
------------------------------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014 (Metals & Mining)                                                 880          825,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,513,851
------------------------------------------------------------------------------------------------------------------------
Chile - 0.3%
------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                    $880         $939,414
------------------------------------------------------------------------------------------------------------------------

France - 1.6%
------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011 (Containers)                                              $160         $174,400
------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013 (Containers)                                          3,135        3,573,900
------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011 (Chemicals)##                                                           2,735        2,311,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,059,375
------------------------------------------------------------------------------------------------------------------------
Germany - 0.0%
------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009 (Chemicals)                                             EUR 45          $58,103
------------------------------------------------------------------------------------------------------------------------

Ireland - 0.4%
------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013 (Telecommunications - Wireline)                                    $390         $405,600
------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012 (Forest & Paper Products)                                      1,065        1,166,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,571,775
------------------------------------------------------------------------------------------------------------------------
Luxembourg - 1.3%
------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014 (Chemicals)##                                  $1,205       $1,250,188
------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014 (Printing & Publishing)##                         EUR 1,300        1,528,106
------------------------------------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012 (Metals & Mining)##                                   EUR 385          452,554
------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013 (Consumer Goods & Services)##                 EUR 1,375        1,566,019
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $4,796,867
------------------------------------------------------------------------------------------------------------------------
Mexico - 0.6%
------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013 (Telecommunications - Wireline)##                                  $1,050         $994,875
------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 13.75%, 2009 (Forest & Paper Products)##**                        641          320,500
------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013 (Telecommunications - Wireless)                                     870          911,325
------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012 (Transportation - Services)                                           195          207,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,434,375
------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.2%
------------------------------------------------------------------------------------------------------------------------
ASPropulsion Capital B.V., 9.625%, 2013 (Aerospace)##                                            EUR 50          $62,580
------------------------------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625%, 2009 (Forest & Paper Products)                                         $735          768,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $830,655
------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%
------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008 (Oil Services)                                                 $710         $702,900
------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010 (Oil Services)                                           1,000        1,035,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,737,900
------------------------------------------------------------------------------------------------------------------------
Panama - 0.2%
------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 (Emerging Market Sovereign)                                       $691         $704,820
------------------------------------------------------------------------------------------------------------------------

Russia - 0.6%
------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Utilities - Gas)##                                               $1,000         $973,750
------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Utilities - Gas)##                                                       530          547,517
------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028 (Emerging Market Sovereign)                               408          593,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,114,907
------------------------------------------------------------------------------------------------------------------------
Singapore - 0.5%
------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013 (Electronics)                                         $1,930       $1,881,750
------------------------------------------------------------------------------------------------------------------------

Sweden - 0.1%
------------------------------------------------------------------------------------------------------------------------
Stena AB, 9.625%, 2012 (Transportation - Services)                                                 $365         $405,150
------------------------------------------------------------------------------------------------------------------------

Ukraine - 0.2%
------------------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65%, 2013 (Emerging Market Sovereign)##                            $797         $759,143
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 1.0%
------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group PLC, 7.625%, 2009 (Telecommunications - Wireline)                            EUR 500         $607,527
------------------------------------------------------------------------------------------------------------------------
Dunlop Standard Aerospace Holdings PLC, 11.875%, 2009 (Aerospace)                                  $102          108,375
------------------------------------------------------------------------------------------------------------------------
Dunlop Standard Aerospace Holdings PLC, 11.875%, 2009 (Aerospace)##                                 587          623,688
------------------------------------------------------------------------------------------------------------------------
NTL Cable PLC, 8.75%, 2014 (Broadcast & Cable TV)##                                                  90           92,250
------------------------------------------------------------------------------------------------------------------------
Premier International Foods PLC, 12%, 2009 (Food & Non-Alcoholic Beverages)                         710          757,925
------------------------------------------------------------------------------------------------------------------------
Telewest Communications PLC, 9.25%, 2009 (Broadcast & Cable TV)**                                 2,230        1,036,950
------------------------------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0% to 2005, 11.375% to 2010 (Broadcast & Cable TV)**                    40           17,600
------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011 (Food & Non-Alcoholic Beverages)                     EUR 475          633,564
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,877,879
------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                          $43,901,453
------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $342,844,735)                                                                 $344,102,987
------------------------------------------------------------------------------------------------------------------------

Stocks - 0.5%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 0.4%
------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.0%
------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                                539          $42,042
------------------------------------------------------------------------------------------------------------------------

Automotive - 0.0%
------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                                                8,619         $130,147
------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                                             82                1
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $130,148
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.0%
------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                        2,399         $138,230
------------------------------------------------------------------------------------------------------------------------

Machinery & Tools - 0.0%
------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                                        9,813         $137,381
------------------------------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.0%
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                            18             $432
------------------------------------------------------------------------------------------------------------------------

Telephone Services - 0.2%
------------------------------------------------------------------------------------------------------------------------
MCI, Inc.*                                                                                       52,376         $755,786
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.*                                                                            126              523
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $756,309
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.2%
------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                        44,042         $855,296
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                             $2,059,838
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 0.1%
------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.0%
------------------------------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telephone Services)                                                        2,435          $68,220
------------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V. (Telephone Services)*                                         1,752            3,415
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $71,635
------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%
------------------------------------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)*                                                   25,602         $180,296
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 0.0%
------------------------------------------------------------------------------------------------------------------------
Jazztel PLC (Telephone Services)                                                                 79,450          $25,162
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                            $277,093
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,281,976)                                                                    $2,336,931
------------------------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.0%
------------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 0.0%
------------------------------------------------------------------------------------------------------------------------
Sweden - 0.0%
------------------------------------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)*                                                    2,772          $13,628
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                             $13,628
------------------------------------------------------------------------------------------------------------------------

U.S. Stocks - 0.0%
------------------------------------------------------------------------------------------------------------------------
Automotive - 0.0%
------------------------------------------------------------------------------------------------------------------------
HLI Operating Co., Inc., "A"*                                                                        28           $2,352
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                                 $2,352
------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $13,189)                                                    $15,980
------------------------------------------------------------------------------------------------------------------------

Preferred Stock - 0.1%
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.,8.625%                                                                             1,995         $171,570
------------------------------------------------------------------------------------------------------------------------

Telephone Services - 0.0%
------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A"*                                                                                       6              $44
------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $194,403)                                                              $171,614
------------------------------------------------------------------------------------------------------------------------

Warrants - 0.0%
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                                              100               $0
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                                              200                0
------------------------------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                                                        110                1
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                                                      29               30
------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basisc Industry)*                                                        507              177
------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                                                    175            9,625
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                                            253              380
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                                            189              198
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                                            189              138
------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $89,402)                                                                        $10,549
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 4.0%
------------------------------------------------------------------------------------------------------------------------
                                                                                         PAR AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04, at Amortized Cost                           $15,071      $15,071,000
------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.0%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.50%, dated 6/30/04, due 7/01/04, total to be received $7,623,318
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                                         $7,623       $7,623,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $369,117,705)++                                                         $369,332,061
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.0%                                                                          7,486,523
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $376,818,584
------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security -- in default.
 # Payment-in kind security.
## SEC Rule 144A.
 + Restricted security.
++ As of June 30, 2004, one security representing $42,042 and 0.01% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below.

                  EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 6/30/04

ASSETS

Investments, at value (identified cost, $369,117,705)                                    $369,332,061
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              767
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                             3,194,600
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                             575,932
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                           6,973,433
-----------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                      197
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $380,076,990
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts                                       $43,592
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                           2,298,465
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          907,657
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                7,720
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                                               645
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                                327
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $3,258,406
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $376,818,584
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $378,200,259
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                            171,287
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (14,574,986)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                            13,022,024
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $376,818,584
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          39,590,293
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value per share
  (net assets of $328,693,470 / 34,506,820 shares of beneficial interest
  outstanding)                                                                                                          $9.53
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value per share
  (net assets of $48,125,114 / 5,083,473 shares of beneficial interest outstanding)                                     $9.47
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                 $14,845,329
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                     17,453
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $14,862,782
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $1,404,826
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         5,929
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                   65,732
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                              55,853
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            26,875
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 55,118
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      15,507
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                           21
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 24,020
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     2,636
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                  5,285
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement of expenses to investment adviser                                               86,908
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,748,710
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (7,066)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,741,644
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $13,121,138
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                   $3,790,357
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                (94,080)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                 $3,696,277
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                             $(16,439,673)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                  127,717
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                              $(16,311,956)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign currency                                             $(12,615,679)
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                               $505,459
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                    $13,121,138              $17,901,725
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                         3,696,277                1,116,955
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation               (16,311,956)              22,577,490
-----------------------------------------------------------------------------------     ------------            -------------
Increase in net assets from operations                                                      $505,459              $41,596,170
-----------------------------------------------------------------------------------     ------------            -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                              $(16,152,927)             $(8,010,102)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service  Class)                                               (2,136,379)              (1,037,982)
-----------------------------------------------------------------------------------     ------------            -------------
Total distributions declared to shareholders                                            $(18,289,306)             $(9,048,084)
-----------------------------------------------------------------------------------     ------------            -------------
Net increase in net assets from series share transactions                                $34,402,551             $189,749,982
-----------------------------------------------------------------------------------     ------------            -------------
Total increase in net assets                                                             $16,618,704             $222,298,068
-----------------------------------------------------------------------------------     ------------            -------------

NET ASSETS

At beginning of period                                                                   360,199,880              137,901,812
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$13,022,024 and $18,190,192, respectively)                                              $376,818,584             $360,199,880
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                      SIX MONTHS                         YEARS ENDED 12/31
                                                         ENDED      -----------------------------------------------------------
                                                        6/30/04        2003         2002         2001         2000         1999
                                                      (UNAUDITED)
Net asset value, beginning of period                    $9.97         $8.81        $9.22        $9.84       $11.49       $11.53
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                $0.34         $0.68        $0.73        $0.90        $1.05        $1.03
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                        (0.31)         0.87        (0.50)       (0.68)       (1.75)       (0.28)
--------------------------------------------------     ------        ------       ------       ------       ------       ------
Total from investment operations                        $0.03         $1.55        $0.23        $0.22       $(0.70)       $0.75
--------------------------------------------------     ------        ------       ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                             $(0.47)       $(0.39)      $(0.64)      $(0.84)      $(0.95)      $(0.79)
--------------------------------------------------     ------        ------       ------       ------       ------       ------
Net asset value, end of period                          $9.53         $9.97        $8.81        $9.22        $9.84       $11.49
--------------------------------------------------     ------        ------       ------       ------       ------       ------
Total return (%)                                         0.31++       17.96         2.56         2.07        (6.67)        6.44
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                               0.90+         0.90         0.90         0.91         0.95         1.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                              7.03+         7.23         8.32         9.53         9.79         8.95
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         33            82           68           64           70           76
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $328,693      $319,245     $120,711      $84,515      $62,113      $58,596
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees such that "Other Expenses" do not exceed 0.15% annually.
    This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. Prior to May 1,
    2000 this fee was not greater than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                             $0.35         $0.68        $0.73        $0.89        $1.05        $1.03
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               0.85+         0.89         0.88         1.01         0.99         0.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                              7.08+         7.24         8.34         9.43         9.75         8.99
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of the change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.04%. Per share, ratios, and supplemental data for periods prior to
       January 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                SIX MONTHS             YEARS ENDED 12/31               PERIOD
                                                                   ENDED       ---------------------------------        ENDED
                                                                  6/30/04         2003         2002         2001      12/31/00*
                                                                (UNAUDITED)
Net asset value, beginning of period                                $9.91         $8.77        $9.20        $9.86       $10.56
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                            $0.33         $0.65        $0.70        $0.71        $0.80
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                    (0.31)         0.88        (0.49)       (0.54)       (1.50)
--------------------------------------------------------------     ------        ------       ------       ------       ------
Total from investment operations                                    $0.02         $1.53        $0.21        $0.17       $(0.70)
--------------------------------------------------------------     ------        ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                         $(0.46)       $(0.39)      $(0.64)      $(0.83)         $--
--------------------------------------------------------------     ------        ------       ------       ------       ------
Net asset value, end of period                                      $9.47         $9.91        $8.77        $9.20        $9.86
--------------------------------------------------------------     ------        ------       ------       ------       ------
Total return (%)                                                     0.15++       17.70         2.33         1.62        (6.63)++(+)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                           1.15+         1.15         1.15         1.11         1.15+
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                          6.80+         6.99         8.16         8.97        10.50+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     33            82           68           64           70
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $48,125       $40,955      $17,190       $3,182           $0+++
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution fees such that "Other Expenses" do not exceed
    0.15% annually. This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Service
    Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31,
    2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                         $0.33         $0.65        $0.70        $0.70        $0.82
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                           1.10+         1.14         1.13         1.21         1.19+
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                          6.85+         7.00         8.18         8.87        10.46+
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of the change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.04%. Per share, ratios, and supplemental data for periods prior to
       January 1, 2001 have not been restated to reflect this change in presentation.
     * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
     + Annualized.
    ++ Not annualized.
   +++ Service Class net assets were less than $500.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
  (+) The total return previously reported for the period ended December 31, 2000 has been revised, from (6.48)% to (6.63)%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Income Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 39 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high- yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency- denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividends and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                                     12/31/03     12/31/02
      --------------------------------------------------------------------

      Distributions declared from ordinary income  $9,048,084   $7,325,261

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income          $18,286,916
              --------------------------------------------------
              Capital loss carryforward              (16,061,245)
              --------------------------------------------------
              Unrealized appreciation                 15,948,645
              --------------------------------------------------
              Other temporary differences             (1,772,144)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration:

              EXPIRATION DATE

              December 31, 2008                        $(551,653)
              --------------------------------------------------
              December 31, 2009                       (6,621,074)
              --------------------------------------------------
              December 31, 2010                       (8,888,518)
              --------------------------------------------------
              Total                                 $(16,061,245)
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution fees, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the other expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. At June 30, 2004 aggregate unreimbursed expenses amounted to $13,310.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series, trust paid MFS an administrative fee up to the following annual percentage rates of the fund's series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004 the series paid MFS $26,875, equivalent to 0.01435% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $65,558 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $117 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $144,956,619 and $ 115,911,724, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $369,891,096
              --------------------------------------------------
              Gross unrealized depreciation          $(9,165,395)
              --------------------------------------------------
              Gross unrealized appreciation            8,606,360
              --------------------------------------------------
              Net unrealized depreciation              $(559,035)
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                             Six months ended 6/30/04            Year ended 12/31/03
                                                             SHARES          AMOUNT           SHARES            AMOUNT

INITIAL CLASS SHARES
Shares sold                                                 6,537,168      $64,896,817       30,010,969      $277,503,433
-------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                               1,689,637       16,152,927          883,142         8,010,100
-------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (5,749,255)     (55,924,255)     (12,564,858)     (115,800,491)
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                2,477,550      $25,125,489       18,329,253      $169,713,042
-------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                   855,310       $8,387,621        2,281,759       $21,038,333
-------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                 224,645        2,136,379          114,948         1,037,975
-------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                            (131,093)      (1,246,938)        (221,810)       (2,039,368)
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                  948,862       $9,277,062        2,174,897       $20,036,940
-------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months, period ended June 30, 2004 was $1,872, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

----------
SALES
----------
-------------------------------------------------------------------------------
                                                                         NET
                    CONTRACTS TO                       CONTRACTS     UNREALIZED
SETTLEMENT DATE   DELIVER/RECEIVE   IN EXCHANGE FOR     AT VALUE    DEPRECIATION

8/04/04-8/16/04  EUR   5,508,054      $6,660,337      $6,703,929      $(43,592)
-------------------------------------------------------------------------------

At June 30, 2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The series may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At June 30, 2004, the series owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.19% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                     DATE OF
DESCRIPTION                      ACQUISITION   PAR AMOUNT       COST      VALUE

Aquila, Inc., 8%, 2006                4/8/03      683,541   $677,555   $701,310
-------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------               ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            JP Morgan Chase Bank
MFS Fund Distributors, Inc.                            One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741             New York, NY 10081

PORTFOLIO MANAGERS
John F. Addeo
Scott B. Richards

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VHI-SEM 8/04 14M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/04

MFS(R) BOND SERIES

A path for pursuing opportunity

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) BOND SERIES

Objective: Seeks primarily to provide as high a level of current income as is believed to be consistent with prudent investment risk and secondarily to protect shareholders' capital.

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
LETTER FROM THE CEO                            1
------------------------------------------------
MANAGEMENT REVIEW                              3
------------------------------------------------
PERFORMANCE SUMMARY                            5
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       7
------------------------------------------------
FINANCIAL STATEMENTS                          16
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 21
------------------------------------------------
TRUSTEES AND OFFICERS                         27
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
      NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The six-month period ended June 30, 2004 was a volatile one in the global bond markets. Investors, in our view, favored higher-quality debt early in the year, but by the second quarter they began to shift into higher-yielding bonds.

Interest rates remained very low early in the period, but the bond market changed dramatically later in the period, after the U.S. Department of Labor began releasing a string of strong monthly jobs reports that indicated that the economy was in a full recovery. Therefore, we believe that investors began to anticipate that the U.S. Federal Reserve Board (the Fed) would raise short-term interest rates from their near-historic lows. The Fed fulfilled these expectations on the last day of the reporting period, instituting a rate increase of 0.25% on June 30.

It is likely that the anticipation of this increase is what caused investors to move from higher-quality debt into lower-quality issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and tended to show the better performance.

CONTRIBUTORS TO PERFORMANCE

For the six-month period, the series outperformed its benchmark, the Lehman Brothers Government/Credit Index (the Lehman Index).

Over the period, the portfolio as a whole was short in duration relative to the Lehman Index. (Duration is a measure of sensitivity to interest rate changes.) In a period of rising interest rates, being short in duration helped relative performance as it lessened the negative effects of rate increases.

In part, the portfolio achieved its shorter duration by underweighting U.S. Treasuries and overweighting high-quality asset-backed securities and Fannie Mae (Federal National Mortgage Association) mortgage-backed securities. We believed those asset-backed and mortgage-backed bonds would suffer less than Treasuries in a rising rate environment, and that indeed turned out to be the case during the period. In our view, asset-backed and mortgage-backed bonds outperformed Treasuries for two reasons: they offered a yield advantage over Treasuries, and their spreads to Treasuries narrowed over the period - which meant asset-backed and mortgage-backed bonds experienced relatively smaller price declines than Treasuries. Principal value and interest value on treasury securities will be guaranteed if held to maturity.

In the investment-grade corporate bond area, particularly in "BBB"-rated securities, the portfolio was overweighted relative to the Lehman Index. In a general sense, that overweighting hurt performance because "BBB" bonds very slightly underperformed Treasuries for the six-month period. However, the series' strong sector and security selection within the corporate bond area more than offset the negative effects of overweighting that area. In particular, good bond selection within the industrials and telecommunications sectors, as well as an overweighting of both sectors, helped relative performance.

In the industrials sector, an overweighting in the energy industry contributed to results as the industry, in our view, benefited from rising commodity prices over the period. In particular, our position in exploration and production firm XTO Energy helped relative performance as the firm's bonds were upgraded from noninvestment-grade, or "junk-bond," status to an investment-grade rating. (In general, an upgrade causes a bond to rise in price because the upgrade indicates the bond has become less risky.)

Elsewhere in the industrials sector, cable industry securities also helped relative performance. Our Comcast position, composed of former TCI Communications bonds, and our holdings in Canadian firm Rogers Cable both contributed to results. We sold our Rogers bonds during the period and took some profits.

In the telecommunications area, we feel the key event of the period was the acquisition of AT&T Wireless by Cingular, the wireless carrier that is a joint venture of SBC Communications and BellSouth. The bidding war that preceded the deal drove valuations up across the wireless industry, and our position in AT&T Wireless helped relative returns. By period-end we had sold our AT&T Wireless position.

DETRACTORS FROM PERFORMANCE

As mentioned above, the portfolio's overweighting in "BBB"-rated securities modestly detracted from relative performance. More specifically, our position in telecommunications firm Citizens Communications hurt results. The firm provides wireline phone service to rural areas and small- to medium-sized cities and towns. Although the company's operating results were good over the period, Citizens bonds fell in value when it became apparent that the company might be taken private in a leveraged buyout. A leveraged buyout is generally bad for bond holders because a company's debt load increases dramatically, and the value of existing debt often declines on concerns about the firm's ability to carry a heavier debt load.

    Respectfully,

/s/ William J. Adams

    William J. Adams
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

--------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
--------------------------------------------------------------------------------

Because these portfolios are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF UNITS.

TOTAL RETURNS

-----------------
Average annual
-----------------

                 Class
   Share       inception
   class         date          6-mo     1-yr      3-yr       5-yr      Life*
----------------------------------------------------------------------------
  Initial       10/24/95        --      1.65%      7.82%      7.18%    6.50%
----------------------------------------------------------------------------
  Service        5/01/00        --      1.38%      7.65%      7.02%    6.41%
----------------------------------------------------------------------------

-----------------
Average annual
-----------------

Comparative benchmark
----------------------------------------------------------------------------
Lehman Brothers Government/
Credit Index#                 -0.19%   -0.72%      6.74%      7.11%    6.72%
----------------------------------------------------------------------------

-----------------
 Cumulative
-----------------

   Share
   class
----------------------------------------------------------------------------
  Initial                      0.39%    1.65%     25.33%     41.43%   72.84%
----------------------------------------------------------------------------
  Service                      0.21%    1.38%     24.76%     40.37%   71.53%
----------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the series' investment operations, October 24, 1995, through June 30, 2004. Index information is from November 1, 1995.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the results would have been less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase unit price volatility. Please see the prospectus for further information regarding these and other risk considerations.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Bonds - 97.3%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES          $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Bonds - 83.7%
------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.6%
------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                                                    $100        $113,135
------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                                                      80          87,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $200,835
------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                            $142        $151,166
------------------------------------------------------------------------------------------------------------------------

Airlines - 1.0%
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2019                                                              $3          $2,385
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2020                                                              84          78,994
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                                                             158         153,884
------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                                                   75          70,692
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $305,955
------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 10.0%
------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                      $90         $95,354
------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2885%, 2026                                                            180         179,578
------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                             60          60,062
------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                                                      92          97,229
------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                          250         243,896
------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                      50          52,835
------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 1.2185%, 2008^^                                             1,748          70,484
------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                                   88          80,929
------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                     65          69,080
------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                     50          55,376
------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.8606%, 2032                                                         110         124,243
------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                              275         294,472
------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                            87          84,538
------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                           140         137,830
------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1678%, 2023^^                                                         435          79,566
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2014##                                     65          69,804
------------------------------------------------------------------------------------------------------------------------
Fortress CBO Investments I Ltd., 1.75%, 2038                                                         250         250,078
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                                60          55,017
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8988%, 2034##                                           110         114,594
------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                             95          95,004
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 1.1576%, 2028^^                                1,140          41,661
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                       105         114,866
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                          145         152,569
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.7279%, 2010                                                         80          87,862
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                         115         122,502
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.8104%, 2030^^##                                                 2,551          65,615
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                                                           28          28,505
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                          124         130,782
------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.0727%, 2031^^                                                   1,501          42,195
------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                                                         70          70,352
------------------------------------------------------------------------------------------------------------------------
TIAA Retail Commercial Mortgage Trust, 7.17%, 2032##                                                  72          76,986
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,243,864
------------------------------------------------------------------------------------------------------------------------
Automotive - 6.3%
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, 7.2%, 2009                                                  $143        $155,663
------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                                  65          76,050
------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625%, 2012                                                                    50          51,000
------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                          115         109,620
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875%, 2006                                                                  275         288,447
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                                  198         215,436
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                      153         154,448
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                        285         284,429
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                          71          74,517
------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                   334         353,536
------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                                               98         102,187
------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                               90         102,514
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                    71          80,053
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,047,900
------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.8%
------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2049                                                         $86        $107,249
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                    235         266,330
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25%, 2010                                                                         105         118,252
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                                                        181         187,462
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 6.125%, 2011                                                   193         203,138
------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44%, 2049##                                                                  236         270,218
------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                              98          97,947
------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                                                   133         127,321
------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%, 2049##                                                                297         327,856
------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2%, 2049##                                                   186         225,681
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                          82          78,327
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                         164         173,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,183,531
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.2%
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                                                    $101        $105,040
------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                    90          99,563
------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                        363         427,073
------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                  72          90,267
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $721,943
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                         $184        $206,905
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                         165         177,633
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $384,538
------------------------------------------------------------------------------------------------------------------------

Building - 1.1%
------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                          $135        $145,800
------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2008                                                        110         110,275
------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                                  93         102,186
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $358,261
------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                           $83         $85,678
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                         62          65,061
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                                                        64          67,709
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $218,448
------------------------------------------------------------------------------------------------------------------------
Conglomerates - 1.0%
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                           $40         $45,226
------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                           265         287,944
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $333,170
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.6%
------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                          $78         $83,343
------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                                                           107         113,840
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $197,183
------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                    $95         $98,088
------------------------------------------------------------------------------------------------------------------------

Defense Electronics - 1.0%
------------------------------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                                                   $165        $189,434
------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                                             122         143,106
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $332,540
------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.7%
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                              $85         $91,800
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014##                                                                 35          36,050
------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 8%, 2008                                                                           105         111,825
------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                        193         192,378
------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp., 7.65%, 2006                                                              110         117,954
------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                                      78          81,355
------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                      145         159,976
------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 6.25%, 2013                                                                         67          69,697
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $861,035
------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                      $118        $119,810
------------------------------------------------------------------------------------------------------------------------

Entertainment - 2.2%
------------------------------------------------------------------------------------------------------------------------
News Media Holdings, Inc., 7.75%, 2024                                                              $137        $154,933
------------------------------------------------------------------------------------------------------------------------
News Media Holdings, Inc., 8.5%, 2025                                                                112         134,862
------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                                                      160         195,055
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                         111         117,581
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                        115         123,399
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $725,830
------------------------------------------------------------------------------------------------------------------------

Financial Institutions - 1.1%
------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                                                        $63         $66,050
------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                        100          98,063
------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 6.75%, 2011                                                                  46          50,269
------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                                  135         132,597
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $346,979
------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------------------------------
Nabisco, Inc., 6.375%, 2035                                                                          $10         $10,183
------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                                       118         135,527
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $145,710
------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                      $262        $259,248
------------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.0%
------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                                          $125        $134,602
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                          95         102,600
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                                85          91,588
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $328,790
------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%
------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                             $150        $165,159
------------------------------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.7%
------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                               $95         $94,798
------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                            85          85,600
------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                                             49          55,082
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $235,480
------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                                      $75         $79,153
------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                         50          56,000
------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                         110         116,338
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $251,491
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                              $100        $114,186
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                              141         154,645
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $268,831
------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                     $103        $122,321
------------------------------------------------------------------------------------------------------------------------

Mortgage Backed - 6.7%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2033                                                                         $338        $351,379
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017-2033                                                                          519         522,721
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                               341         334,394
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                        169         180,382
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                                               322         335,362
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                                 371         359,305
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                                86          90,425
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,173,968
------------------------------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.5%
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                    $154        $172,312
------------------------------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 1.0%
------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.875%, 2033                                                       $95         $87,926
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                         175         186,473
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                       55          59,604
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $334,003
------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.8%
------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                          $85         $90,950
------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                          150         151,754
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $242,704
------------------------------------------------------------------------------------------------------------------------
Oils - 0.5%
------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 7.5%, 2032                                                                     $146        $162,407
------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.3%
------------------------------------------------------------------------------------------------------------------------
Wyeth, 6.5%, 2034                                                                                    $90         $84,829
------------------------------------------------------------------------------------------------------------------------

Pollution Control - 1.1%
------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                      $130        $135,850
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.5%, 2008                                                                    95         102,671
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                                   123         129,145
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $367,666
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                              $75         $83,486
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                      90          98,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $182,261
------------------------------------------------------------------------------------------------------------------------
Railroads - 0.4%
------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.39%, 2004                                                                    $127        $128,563
------------------------------------------------------------------------------------------------------------------------

Real Estate - 2.4%
------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.625%, 2005                                                                      $146        $149,643
------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                                       102         110,385
------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                         138         149,359
------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                                135         144,500
------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                                                  88          92,429
------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                                   135         142,819
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $789,135
------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.5%
------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                    $135        $162,908
------------------------------------------------------------------------------------------------------------------------

Retailers - 1.2%
------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                        $90         $90,000
------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                   120         133,350
------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.55%, 2008                                                                              125         151,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $374,600
------------------------------------------------------------------------------------------------------------------------

Supermarkets - 0.4%
------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                              $103        $114,273
------------------------------------------------------------------------------------------------------------------------

Supranational - 0.2%
------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                          $61         $65,575
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.6%
------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                               $140        $102,200
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375%, 2009                                                             85          90,844
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $193,044
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.4%
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                               $176        $169,700
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                   203         195,133
------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                                  70          73,951
------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                   63          68,230
------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                 185         198,341
------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                                  67          70,522
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $775,877
------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%
------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                        $109        $110,997
------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                    157         152,290
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $263,287
------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.4%
------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                            $110        $139,436
------------------------------------------------------------------------------------------------------------------------

U.S. Government Agencies - 4.2%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2005                                                                            $229        $236,461
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                                 387         416,832
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                              253         272,815
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                              52          51,962
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                           182         178,428
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                           226         212,164
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,368,662
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.2%
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                                    $64         $92,158
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                    150         151,283
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                                    134         143,609
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                                    865         894,059
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                        100         108,506
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                     278         280,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,670,515
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.9%
------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                               $168        $189,722
------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                              163         164,223
------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                          183         198,365
------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                               173         189,423
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                       163         168,992
------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                                 100         114,639
------------------------------------------------------------------------------------------------------------------------

Utilities - Electric Power - continued
------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                                             $76         $76,646
------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                      57          59,639
------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                                128         134,080
------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                          148         167,614
------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                          79          96,491
------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                              267         251,128
------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                                                      133         136,868
------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                         98          96,332
------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 8.09%, 2017                                                            94         104,147
------------------------------------------------------------------------------------------------------------------------
Toledo Edison Co., 7.875%, 2004                                                                      286         287,162
------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                              102         107,420
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,542,891
------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.4%
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                                  $119        $124,998
------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                             $27,042,020
------------------------------------------------------------------------------------------------------------------------

Foreign Bonds - 13.6%
------------------------------------------------------------------------------------------------------------------------
Australia - 0.4%
------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                               $120        $124,200
------------------------------------------------------------------------------------------------------------------------

Bulgaria - 0.2%
------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market Sovereign)##                                      $63         $73,316
------------------------------------------------------------------------------------------------------------------------

Canada - 1.4%
------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2008 (Forest & Paper Products)                                    $89         $90,157
------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011 (Energy - Independent)                                         53          56,594
------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014 (Energy - Independent)                                     113         115,401
------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                                                178         202,308
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $464,460
------------------------------------------------------------------------------------------------------------------------
Chile - 0.3%
------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (Metals & Mining)##                           $100        $105,837
------------------------------------------------------------------------------------------------------------------------

Denmark - 0.3%
------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 (International Market Sovereign)                                    DKK 538         $97,003
------------------------------------------------------------------------------------------------------------------------

Finland - 0.3%
------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013 (International Market Sovereign)                                EUR 73         $96,196
------------------------------------------------------------------------------------------------------------------------

France - 0.4%
------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011 (Containers)                                               $105        $114,450
------------------------------------------------------------------------------------------------------------------------

Germany - 1.3%
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.5%, 2010 (Telecommunications -
Wireline)                                                                                           $193        $225,532
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030 (Telecommunications -
Wireline)                                                                                            164         199,610
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $425,142
------------------------------------------------------------------------------------------------------------------------
Ireland - 0.3%
------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013 (International Market Sovereign)                                    EUR 74         $95,144
------------------------------------------------------------------------------------------------------------------------

Italy - 0.3%
------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A, 5.625%, 2007 (Telecommunications - Wireline)                                EUR 73         $93,532
------------------------------------------------------------------------------------------------------------------------

Japan - 0.7%
------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit Companies)##                              $153        $150,397
------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                         74          76,521
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $226,918
------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.3%
------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit Companies)##                                       $100         $90,221
------------------------------------------------------------------------------------------------------------------------

Luxembourg - 0.5%
------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                                $180        $174,212
------------------------------------------------------------------------------------------------------------------------

Malaysia - 0.4%
------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.875%, 2022 (Emerging Market Agencies)##                                $100        $110,551
------------------------------------------------------------------------------------------------------------------------

Mexico - 1.5%
------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                             $123        $133,455
------------------------------------------------------------------------------------------------------------------------
Banco Mercantil S.A., 5.875%, 2014 (Banks & Credit Companies)##                                       92          89,010
------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009 (Emerging Market Agencies)                                            71          81,029
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Oil Services)                                       42          43,680
------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033 (Emerging Market Sovereign)                                        137         132,616
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $479,790
------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.4%
------------------------------------------------------------------------------------------------------------------------
Telefonica (Europe) B.V., 8.25%, 2030 (Telecommunications - Wireline)                               $112        $136,262
------------------------------------------------------------------------------------------------------------------------

Panama - 0.3%
------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029 (Emerging Market Sovereign)                                         $90         $99,675
------------------------------------------------------------------------------------------------------------------------

Russia - 1.1%
------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)##                                                             $100         $97,375
------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (Telecommunications - Wireless)##                                76          78,280
------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011 (Emerging Market Sovereign)                                              20          15,139
------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co. (SIBNEFT), 10.75%, 2009 (Energy - Integrated)                                        49          50,470
------------------------------------------------------------------------------------------------------------------------
VimpelCom, 10%, 2009 (Telecommunications - Wireless)##                                               100         100,881
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $342,145
------------------------------------------------------------------------------------------------------------------------
South Korea - 0.5%
------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014 (Emerging Market Agencies)##                               $76         $72,861
------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                                 103         101,198
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $174,059
------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.7%
------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55%, 2049 (Banks & Credit Companies)##                                         $219        $259,367
------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009 (Advertising & Broadcasting)                          203         233,891
------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049 (Banks & Credit Companies)                                     163         163,651
------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, 1.8344%, 2040 (Asset Backed & Securitized)                                      78          78,000
------------------------------------------------------------------------------------------------------------------------
SABMiller PLC, 6.625%, 2033 (Alcoholic Beverages)##                                                  139         145,170
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $880,079
------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                           $4,403,192
------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $30,887,966)                                                                   $31,445,212
------------------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.0%
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.48%, due 7/01/04, at Amortized Cost                               $632        $632,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $31,519,966)                                                             $32,077,212
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                                            236,914
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $32,314,126
------------------------------------------------------------------------------------------------------------------------
 ^^ Interest only security.
 ## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below.

        DKK = Danish Krone        EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/04

ASSETS

Investments, at value (identified cost, $31,519,966)                                      $32,077,212
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                            4,198
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                              16,082
-----------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                           437,408
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $32,534,900
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable daily variation margin on open futures contracts                                       $3,500
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                             191,498
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                           25,088
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                  530
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                                 28
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                            130
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $220,774
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $32,314,126
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                           $30,866,210
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                            549,811
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments and foreign
currency transactions                                                                          68,502
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                               829,603
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $32,314,126
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           2,809,587
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares
  Net asset value per share
  (net assets of $28,201,929 / 2,451,118 shares of beneficial interest outstanding)                                    $11.51
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares
  Net asset value per share
  (net assets of $4,112,197 / 358,469 shares of beneficial interest outstanding)                                       $11.47
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME (LOSS)

-----------------------------------------------------------------------------------------------------------------------------
Interest income                                                                                                      $960,832
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                              $101,524
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                           730
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                    5,973
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                               3,826
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                             2,442
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 24,115
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      16,346
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                  5,654
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     5,533
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                           15
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                  4,160
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $170,318
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                            (150)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expense by investment adviser                                                   (39,436)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $130,732
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $830,100
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                     $451,889
-----------------------------------------------------------------------------------------------------------------------------
  Futures contracts                                                                              4,588
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                    264
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                   $456,741
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                              $(1,154,036)
-----------------------------------------------------------------------------------------------------------------------------
  Futures contracts                                                                             (3,610)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                     (405)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                               $(1,158,051)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign currency                                                $(701,310)
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                               $128,790
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/04                12/31/03
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                       $830,100               $1,816,532
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                           456,741                1,038,332
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                (1,158,051)                 279,194
-----------------------------------------------------------------------------------      -----------             ------------
Increase in net assets from operations                                                      $128,790               $3,134,058
-----------------------------------------------------------------------------------      -----------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                                               $(1,810,680)             $(2,005,027)
-----------------------------------------------------------------------------------------------------------------------------
From net investment income (Service  Class)                                                 (201,561)                 (44,052)
-----------------------------------------------------------------------------------      -----------             ------------
Total distributions declared to shareholders                                             $(2,012,241)             $(2,049,079)
-----------------------------------------------------------------------------------      -----------             ------------
Net decrease in net assets from series share transactions                                  $(202,329)               $(859,156)
-----------------------------------------------------------------------------------      -----------             ------------
Total increase (decrease) in net assets                                                  $(2,085,780)                $225,823
-----------------------------------------------------------------------------------      -----------             ------------

NET ASSETS

At beginning of period                                                                    34,399,906               34,174,083
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$829,603 and $2,011,744, respectively)                                                   $32,314,126              $34,399,906
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions).

INITIAL CLASS
                                                    SIX MONTHS                           YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/04          2003         2002         2001         2000         1999
                                                    (UNAUDITED)

Net asset value, beginning of period                   $12.19        $11.82       $11.52       $11.32       $10.93       $11.38
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                $0.30         $0.62        $0.67        $0.72        $0.76        $0.70
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                        (0.25)         0.45         0.30         0.22         0.20        (0.87)
--------------------------------------------------    -------       -------      -------      -------      -------      -------
Total from investment operations                        $0.05         $1.07        $0.97        $0.94        $0.96       $(0.17)
--------------------------------------------------    -------       -------      -------      -------      -------      -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                             $(0.73)       $(0.70)      $(0.67)      $(0.74)      $(0.57)      $(0.26)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                      --            --           --           --           --        (0.02)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions                              --            --           --           --           --        (0.00)+++
--------------------------------------------------    -------       -------      -------      -------      -------      -------
Total distributions declared to shareholders           $(0.73)       $(0.70)      $(0.67)      $(0.74)      $(0.57)      $(0.28)
--------------------------------------------------    -------       -------      -------      -------      -------      -------
Net asset value, end of period                         $11.51        $12.19       $11.82       $11.52       $11.32       $10.93
--------------------------------------------------    -------       -------      -------      -------      -------      -------
Total return (%)                                         0.39++        9.34         8.92         8.71         9.21        (1.56)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                               0.75+         0.75         0.75         0.75         0.84         1.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    4.92+         5.04         5.92         6.34         6.95         6.26
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         33           116          132          281          303          283
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $28,202       $31,981      $33,755      $31,087      $26,207      $24,291
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the fund's operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series'
    fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31,
    2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                   $0.28         $0.59        $0.65        $0.69        $0.74        $0.69
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               0.98+         0.94         0.92         0.99         0.99         1.06
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    4.69+         4.85         5.75         6.10         6.80         6.21
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%
       per share, ratios and supplemental data for the periods prior to
       January 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              SIX MONTHS               YEARS ENDED 12/31               PERIOD
                                                                 ENDED         ---------------------------------        ENDED
                                                                6/30/04           2003         2002         2001      12/31/00*
                                                              (UNAUDITED)
Net asset value, beginning of period                              $12.16        $11.81       $11.50       $11.29       $10.43
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                           $0.27         $0.54        $0.53        $0.73        $0.49
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   (0.24)         0.51         0.43**       0.21         0.37**
--------------------------------------------------------------    ------        ------       ------       ------       ------
Total from investment operations                                   $0.03         $1.05        $0.96        $0.94        $0.86
--------------------------------------------------------------    ------        ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.72)       $(0.70)      $(0.65)      $(0.73)         $--
--------------------------------------------------------------    ------        ------       ------       ------       ------
Net asset value, end of period                                    $11.47        $12.16       $11.81       $11.50       $11.29
--------------------------------------------------------------    ------        ------       ------       ------       ------
Total return (%)                                                    0.21++        9.14         8.81         8.68         8.25++###
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.01+         1.01         1.00         0.95         0.95+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.76+         4.53         5.17         6.23         6.83+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    33           116          132          281          303
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $4,112        $2,419         $419           $0***        $0***
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and certain other fees and expenses, such that Other
    Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31,
    2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                              $0.26         $0.52        $0.51        $0.68        $0.48
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.24+         1.19         1.17         1.19         1.10+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.53+         4.34         5.00         5.99         6.68+
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.06%
       per share, ratios and supplemental data for the periods prior to
       January 1, 2001 have not been restated to reflect this change in presentation.
     * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
    ** The per share data is not in accord with the net realized and unrealized gain for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
   *** Service Class net assets were less than $500.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### The total return previously reported for the period ended December 31, 2000, has been revised from 8.92% to 8.25%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Bond Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2004, there were 26 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. The series' investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the series relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the series has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                             12/31/03     12/31/02

          Distributions declared from:
            Ordinary income                $2,049,079   $1,851,921
          --------------------------------------------------------

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income           $2,011,744
              --------------------------------------------------
              Capital loss carryforward                 (196,213)
              --------------------------------------------------
              Unrealized appreciation                  1,516,825
              --------------------------------------------------
              Other temporary differences                   (989)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010, $(196,213).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series' has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the series average daily net assets. MFS has contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the series. Upon the expiration of the current agreement, MFS will enter into a similar agreement that will terminate on April 30, 2005. At June 30, 2004, aggregate unreimbursed expenses amounted to $411,430.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this series, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended June 30, 2004, the series paid MFS $2,442, equivalent to 0.01442% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the six months ended June 30, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $5,922 for the six months ended June 30, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $51 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES

U.S. government securities                          $4,404,296      $4,009,527
------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $6,312,991      $7,206,748
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                         $31,728,175
              --------------------------------------------------
              Gross unrealized appreciation             $830,153
              --------------------------------------------------
              Gross unrealized depreciation             (481,116)
              --------------------------------------------------
              Net unrealized appreciation               $349,037
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                Six months ended 6/30/04          Year ended 12/31/03
                                                                 SHARES         AMOUNT          SHARES          AMOUNT

INITIAL CLASS SHARES

Shares sold                                                       213,254       $2,570,144      1,873,483      $22,381,994
--------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                     157,450        1,810,680        172,252        2,005,025
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                (543,257)      (6,481,718)    (2,278,747)     (27,202,876)
--------------------------------------------------------------------------------------------------------------------------
Net (decrease)                                                   (172,553)     $(2,100,894)      (233,012)     $(2,815,857)
--------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                       150,291       $1,795,950        228,576       $2,723,944
--------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                      17,572          201,561          3,788           44,038
--------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                  (8,331)         (98,946)       (68,873)        (811,281)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                      159,532       $1,898,565        163,491       $1,956,701
--------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2004, was $160, and is included in miscellaneous expense. The series had no significant borrowings during the six months ended June 30, 2004.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                     UNREALIZED
DESCRIPTION               EXPIRATION     CONTRACTS     POSITION    DEPRECIATION

U.S. Treasury Note    September 2004             7        Short        $(7,521)
-------------------------------------------------------------------------------

At June 30, 2004, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER        PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                      DURING THE PAST FIVE YEARS
-------------------               ----------------       ---------------        ----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

Frank L. Tarantino               Independent Chief       June 2004              Tarantino LLC (provider of compliance services),
(born 03/07/44)                  Compliance Officer                             Principal (since June 2004); CRA Business
                                                                                Strategies Group (consulting services), Executive
                                                                                Vice President (April 2003 to June 2004); David L.
                                                                                Babson & Co. (investment adviser), Managing
                                                                                Director, Chief Administrative Officer and Director
                                                                                (February 1997 to March 2003)

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                      CUSTODIAN
Massachusetts Financial Services Company                                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGER
William J. Adams

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston,MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB

mfs.com

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VFB-SEM 8/04 3M

ITEM 2. CODE OF ETHICS.

Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [name of series of the Registrant], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the series of the Registrant to which it relates, and (iii) identify the class and number of shares held by the shareholder.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) [**An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: The amendment is attached hereto.**][**APPLICABLE IF THE REGISTRANT HAS AMENDED ITS CODE OF ETHICS DURING THE PERIOD COVERED BY REPORT**]

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST



By (Signature and Title)*  ROBERT J. MANNING
                          ---------------------------------
                          Robert J. Manning, President

Date: August 23, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          ---------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date: August 23, 2004
      ---------------

By (Signature and Title)*  RICHARD M. HISEY
                          ---------------------------------
                          Richard M. Hisey, Treasurer
                         (Principal Financial Officer and
                         Accounting Officer)

Date: August 23, 2004
      ---------------

* Print name and title of each signing officer under his or her signature.